VANGUARD TAX-MANAGED FUNDS

ANNUAL REPORT

DECEMBER 30, 2001

STOCK

VANGUARD TAX-MANAGED BALANCED FUND
VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
VANGUARD TAX-MANAGED SMALL-CAP FUND
VANGUARD TAX-MANAGED INTERNATIONAL FUND




                                                    [THE VANGUARD GROUP(R) LOGO]

LETTER FROM THE CHAIRMAN

                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]

FELLOW SHAREHOLDER,
During a year when stocks slumped and bonds shone, four of the five VANGUARD TAX-MANAGED FUNDS(R) declined, reflecting the market segments in which they invest. The Tax-Managed Small-Cap Fund earned a relatively solid return, but our other stock-oriented portfolios--particularly those that emphasize growth stocks and international equities--suffered during the downturn.

     The adjacent table compares our funds' total returns (capital change plus reinvested dividends) with those of their average mutual fund peers and their unmanaged benchmark indexes. The table also shows results for the Admiral(TM) Shares and the Institutional Shares offered by some of the funds. Admiral Shares, introduced in November 2001, are a lower-cost class of shares for large or long-standing accounts; and Institutional Shares are available for minimum investments of $10 million.

--------------------------------------------------------------------------------
2001 TOTAL RETURNS                                                    YEAR ENDED
                                                                     DECEMBER 31
--------------------------------------------------------------------------------
TAX-MANAGED BALANCED FUND                                               -3.5%
Average Balanced Fund*                                                  -4.4
Balanced Composite Index**                                              -3.5
--------------------------------------------------------------------------------
TAX-MANAGED GROWTH AND INCOME FUND
  Investor Shares                                                      -11.9%
  Institutional Shares                                                 -11.8
Average Large-Cap Core Fund*                                           -13.8
S&P 500 Index                                                          -11.9
--------------------------------------------------------------------------------
TAX-MANAGED CAPITAL APPRECIATION FUND
  Investor Shares                                                      -15.3%
  Institutional Shares                                                 -15.3
Average Multi-Cap Core Fund*                                           -10.9
Russell 1000 Index                                                     -12.5
--------------------------------------------------------------------------------
TAX-MANAGED SMALL-CAP FUND
  Investor Shares                                                        5.4%
  Institutional Shares                                                   5.5
Average Small-Cap Core Fund*                                             7.7
S&P SmallCap 600 Index                                                   6.5
--------------------------------------------------------------------------------
TAX-MANAGED INTERNATIONAL FUND
  Investor Shares                                                      -21.9%
  Institutional Shares+                                                -21.8
Average International Fund*                                            -21.7
MSCI EAFE Index                                                        -22.0
--------------------------------------------------------------------------------
ADMIRAL SHARES (SINCE INCEPTION ON NOVEMBER 12, 2001)
Tax-Managed Growth and Income Fund                                       2.9%
Tax-Managed Capital Appreciation Fund                                    4.3
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.
**50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index. +Return since inception on January 4, 2001.

     We're pleased to report that our funds were extremely tax-efficient during 2001. As has been true since their inceptions, none of the funds distributed net capital gains to investors during the year. We discuss our tax-efficiency in more detail later in this letter.

     Per-share figures for each fund, including net asset values and income dividends, are presented in the table on page 8.

FINANCIAL MARKETS IN REVIEW
Stock investors were sorely tested in 2001. The longest economic expansion in U.S. history ended in March and a recession began. Corporate profits and stock market valuations were already down sharply before September 11. The terrorist attacks led to a four-day hiatus from stock trading, and stock prices lost more ground when trading resumed. However, a rally took hold in the remainder of the year. For the full 12 months, the broad U.S. stock market lost more than 10% of its value, producing its first back-to-back yearly losses since 1973-1974.

     During the first nine months of the year, value-oriented shares outperformed growth stocks--by declining more modestly. But the fourth quarter's upturn brought a reversal: Growth stocks delivered the strongest gains.
Small-capitalization stocks bested large ones throughout the year, but on balance, stocks, as measured by the Wilshire 5000 Total Market Index, declined -11.0%.

================================================================================
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                  ONE        THREE         FIVE
                                                 YEAR        YEARS        YEARS
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                      -11.9%       -1.0%        10.7%
Russell 2000 Index (Small-caps)                   2.5         6.4          7.5
Wilshire 5000 Index (Entire market)             -11.0        -0.7          9.7
MSCI EAFE Index (International)                 -22.0        -5.3          0.7
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)       8.4%        6.3%         7.4%
Lehman 10 Year Municipal Bond Index               4.6         4.6          5.9
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                         4.1         4.9          5.0
================================================================================
CPI
Consumer Price Index                              1.6%        2.5%         2.2%
--------------------------------------------------------------------------------

     The dismal environment for stocks proved to be a tonic for bonds. In an aggressive attempt to jump-start the flagging U.S. economy, the Federal Reserve Board slashed interest rates 11 times. As shown in the chart at the top of page 3, the Fed pushed its target for short-term interest rates from 6.50% to 1.75%--the lowest level in four decades. Lower interest rates translated into substantial price gains for most high-quality bonds. For the year, the Lehman Brothers Aggregate Bond Index, a measure of the entire market for investment-grade U.S. bonds, returned 8.4%.

     Of course, lower rates can be tough on investors who depend on fixed income securities for current income. By the end of the year, the yield of the 3-month U.S. Treasury bill had plunged to 1.72%, down from 5.90% at the beginning of the year and roughly even with the rate of inflation. As a result, most short-term investment vehicles were providing minuscule "real," or inflation-adjusted, returns. The yields of the 10-year Treasury note and the 30-year Treasury bond finished 2001 little changed, at 5.05% and 5.47%, respectively.

     International stock markets generally followed the U.S. market's descent. Signs of economic weakness had already emerged across Europe and in the Pacific region when the U.S. economy decelerated in early 2001. A slowdown in demand from the United States--the world's largest consumer of imported goods--trimmed corporate earnings worldwide. And skepticism about the future of many technology and telecommunications companies only made matters worse. The strength of the U.S. dollar versus the Japanese yen, the euro, and a number of other currencies further exacerbated poor returns for U.S. investors in many markets. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index returned -22.0% in dollars for the 12 months.

--------------------------------------------------------------------------------
A RECORD NUMBER OF INTEREST RATE CUTS (12 MONTHS ENDED DECEMBER 31, 2001)

In 2001, the Federal Reserve Board lowered its target for short-term interest rates a record 11 times. By repeatedly reducing the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System-- the Fed hoped to encourage banks to make loans more widely available, spurring investment and economic growth.

    12/31/2000            6.5
       1/3/2001             6
      1/31/2001           5.5
      2/28/2001           5.5
      3/20/2001             5
      4/18/2001           4.5
      5/15/2001             4
      6/27/2001          3.75
      7/30/2001          3.75
      8/21/2001           3.5
      8/31/2001           3.5
      9/17/2001             3
      10/2/2001           2.5
      11/6/2201             2
     12/11/2001          1.75
--------------------------------------------------------------------------------
Source: Federal Reserve Board.


2001 PERFORMANCE OVERVIEW
On  both an  absolute  and  relative  basis,  the  performance  of the  Vanguard
Tax-Managed Funds was mixed during 2001. Only the Small-Cap Fund earned a positive return. Two of our five funds topped the results of their average peers.

     VANGUARD(R) TAX-MANAGED BALANCED FUND, with a return of -3.5%, performed slightly better than its average peer, primarily because the fund generally holds more bonds than its competitors. As you know, the fund's assets are split roughly in half, with a little more than 50% invested in high-quality, tax-exempt municipal bonds and the remainder in large, growth-oriented stocks. Topping the return of the average peer is no small feat. That's because our peers invest in taxable bonds, while the fund invests in muni bonds, which offer lower pre-tax yields. (We must invest at least half of our assets in municipal bonds to preserve the tax exemption for the interest we earn on our bonds.)

     The strong performance of the fund's bond investments carried its total return past that of competitors. Little help came from its stock investments, which emphasize low-yielding stocks, which results in a bias toward growth issues--a policy designed to help limit taxable distributions. For its stock component, the Tax-Managed Balanced Fund focuses on the lower-yielding securities within the Russell 1000 Index, which comprises the 1,000 largest U.S. stocks. Though neither growth nor value stocks within the Russell 1000 fared well, the growth stocks suffered most by far, returning -20.4% in 2001 compared with -5.6% for the value group.

     VANGUARD(R) TAX-MANAGED GROWTH AND INCOME FUND does not tilt toward growth stocks, but instead seeks to closely match the overall returns of the Standard & Poor's 500 Index. During 2001, the fund's return exactly matched that of the index, and both declined less than the average large-cap core fund, which is burdened by a higher expense ratio.

--------------------------------------------------------------------------------
Though neither growth nor value stocks within the Russell 1000 fared well, the growth stocks suffered most by far.
--------------------------------------------------------------------------------

     Like the stock portion of the Balanced Fund, VANGUARD(R) TAX-MANAGED CAPITAL APPRECIATION FUND emphasizes the Russell 1000 Index's growth stocks. Matching the fate of this market segment, the fund's absolute and relative performance suffered in 2001. Our 12-month return of -15.3% was well off both the -10.9% return of our average peer and the -12.5% return of the Russell 1000 Index. We note that our growth orientation has both hurt and helped performance at intervals over the fund's life span. This is no surprise--we expect that our return will diverge from that of the broader Russell 1000 Index over short periods--but it's important to note that, over time, the fund has provided performance very similar to that of the index, as more fully described below.

     VANGUARD(R)  TAX-MANAGED  SMALL-CAP  FUND earned the highest  return of the five funds--and also the only positive return--but fell short of its average peer and its benchmark index. The shortfall relative to its active peers resulted primarily from our somewhat smaller stake in value-oriented shares. Though the fund does not emphasize growth shares, its tight adherence to the S&P SmallCap 600 Index meant that we had a larger proportion of growth-oriented stocks than the average peer. During 2001, even a slight difference in weightings between small-cap growth and value stocks resulted in huge differences in returns: The index's value stocks returned 13.1%, while its growth stocks returned -1.2%, a remarkable gap of more than 14 percentage points. The fund lagged the performance of its benchmark because of the tax loss harvesting techniques we employ, which detracted from returns this year. In previous years, this same process added significant excess returns.

     Our lowest return came from VANGUARD(R) TAX-MANAGED INTERNATIONAL FUND, reflecting the poor performance of overseas markets. The fund's -21.9% return was roughly in line with those of its peers and its benchmark index.

     We understand how difficult the past two years have been for many investors. We'd like to thank you for your patience during this challenging period and for entrusting your hard-earned money to us. To those of you who have recently become shareholders in the Vanguard Tax-Managed Funds, we extend a warm welcome.

A LOOK AT TAX-EFFICIENCY
One of the main goals of the Tax-Managed Funds is to maximize after-tax total returns. Of course, our results in this regard have differed in varying investment environments. During times when returns are positive, our funds help investors retain a larger share of the market's return than funds that are not managed specifically with taxes in mind. During periods when stocks are suffering, a tax-managed approach to investing can help limit the sting of adding a capital gains tax bill to a negative return.

     The Tax-Managed Funds were very tax-efficient during 2001. For example, the difference between the Tax-Managed Small-Cap Fund's pre-tax and after-tax return was just 0.23 percentage point. And over longer periods, the benefits of limiting taxes were also clear. Over the past five years, the Capital Appreciation Fund's after-tax return was lower than its pre-tax return by just
0.22 percentage point. (See the report on Your Fund's After-Tax Returns on page 22 for more details.)

--------------------------------------------------------------------------------
We attempt to reduce the likelihood of realizing gains by trading as little as possible and by "harvesting" losses to offset gains.
--------------------------------------------------------------------------------

     Generally, trading activity is very low within the Vanguard Tax-Managed Funds. Because the funds remain true to their benchmarks, they generally make moves into or out of stocks only to adjust to changes in the indexes they track or when a transaction would allow a fund to "harvest" a loss that could be used to improve tax-efficiency by offsetting current or future realized gains. In 2001, the turnover rates for our funds were: Balanced, 21%; Growth and Income, 5%; Capital Appreciation, 13%; Small-Cap, 25%; International, 20%. In comparison, the average stock mutual fund turns over its securities at an annual rate of 111%, according to Lipper Inc. This means that the average stock fund owns its stocks for less than one year.

     Because many interrelated factors affect how tax-friendly a fund may be--turnover rates, accounting practices, and the net cash flow a fund receives all can influence a fund's distributions--it's very difficult to predict tax efficiency. However, we believe that our investment adviser's skill and the policies we have put in place to limit distributions will help the funds to continue to be tax efficient.

     Finally, it's important to understand that your investing activity will affect just how tax-efficient the Tax-Managed Funds are for you. Simply put, you could negate the benefits of the funds, and then some, by trading frequently. These funds are optimally suited for a long-term buy-and-hold investment program, which can best take advantage of tax-efficient investing and the power of compounding. We're pleased that the evidence suggests that we have attracted just such patient, long-term shareholders.

LIFETIME PERFORMANCE OVERVIEW
Though an examination of a fund's yearly returns is helpful, we believe that all funds should be judged over much longer periods. The adjacent table presents the average annual returns for our Tax-Managed Balanced, Growth and Income, and Capital Appreciation Funds since their 1994 inceptions, along with the returns of their mutual fund peers and unmanaged benchmark indexes, and the results of hypothetical $10,000 investments in each. The table also presents similar information for the Tax-Managed Small-Cap and International Funds over their life spans.

     The results for the three original members of the Vanguard Tax-Managed Fund lineup are terrific, both on an absolute and relative basis. However, the newer Small-Cap and International Funds have so far not kept pace with their peers.

================================================================================
TOTAL RETURNS                                             SEPT. 6, 1994, THROUGH
                                                              DECEMBER 31, 2001*
--------------------------------------------------------------------------------
                                       AVERAGE                  FINAL VALUE OF
                                        ANNUAL                       A $10,000
                                        RETURN              INITIAL INVESTMENT
--------------------------------------------------------------------------------
Tax-Managed Balanced Fund
  Investor Shares                      10.5%                         $20,812
Average Balanced Fund                   9.9                           19,917
Balanced Composite Index               10.6                           20,932
--------------------------------------------------------------------------------
Tax-Managed Growth and Income Fund
  Investor Shares                      14.9%                         $27,684
Average Large-Cap Core Fund            12.7                           23,947
S&P 500 Index                          14.9                           27,628
--------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund
  Investor Shares                      14.4%                         $26,749
Average Multi-Cap Core Fund            12.9                           24,318
Russell 1000 Index                     14.7                           27,258
--------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund
  Investor Shares                      16.1%                         $15,105
Average Small-Cap Core Fund            17.9                           15,766
S&P SmallCap 600 Index                 15.4                           14,872
--------------------------------------------------------------------------------
Tax-Managed International Fund
  Investor Shares                      -8.8%                          $8,030
Average International Fund             -7.0                            8,411
MSCI EAFE Index                        -9.0                            7,988
--------------------------------------------------------------------------------
*Annualized returns since inception for the Small-Cap Fund (March 25, 1999), and the International Fund (August 17, 1999).

     Of course, low costs--the hallmark of Vanguard funds--are a key part of our past achievements and will play an important role in our future performance. The expense ratio (annualized expenses as a percentage of average net assets) for our domestic funds ranged from 0.18% to 0.20% ($1.80 to $2.00 per $1,000 of assets invested); and for our Tax-Managed International Fund, the expense ratio is 0.35% ($3.50 per $1,000 invested). In comparison, the average U.S. stock mutual fund charges expenses of 1.45% ($14.50 per $1,000), according to Lipper Inc., and funds that invest in international securities charge an average of 1.69% ($16.90 per $1,000).

     Because expenses come directly out of a fund's return, our dedication to keeping costs as low as possible has a real benefit for our shareholders. You can be sure that our dedication to maximizing your returns will continue.

IN SUMMARY
After experiencing two difficult years, many investors may be searching for ways to prepare their portfolios for the future. One way to fortify your resolve during the stock market's weak periods is to develop a balanced portfolio, including not only broadly diversified stock funds but also bond funds and money market funds. Sticking with your plan during rough patches can be trying, but it will give you the best chance for long-term investment success.


Sincerely,

/s/John J. Brennan

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER


January 15, 2002

=============================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE
                                                                       DISTRIBUTIONS
                                  SHARE PRICE                              PER SHARE
                      --------------------------------          -----------------------------
                           STARTING:           ENDING:              INCOME            CAPITAL
TAX-MANAGED FUND       DEC. 31, 2000     DEC. 31, 2001           DIVIDENDS              GAINS
---------------------------------------------------------------------------------------------
BALANCED
  Investor Shares             $18.30            $17.18              $0.460             $0.000
---------------------------------------------------------------------------------------------
GROWTH AND INCOME
  Investor Shares             $28.66            $24.93              $0.299             $0.000
  Admiral Shares               50.00*            51.24               0.195              0.000
  Institutional Shares         28.66             24.93               0.324              0.000
---------------------------------------------------------------------------------------------
CAPITAL APPRECIATION
  Investor Shares             $30.59            $25.73              $0.170             $0.000
  Admiral Shares               50.00*            51.79               0.346              0.000
  Institutional Shares         30.59             25.73               0.194              0.000
---------------------------------------------------------------------------------------------
SMALL-CAP
  Investor Shares             $14.23            $14.92              $0.085             $0.000
  Institutional Shares         14.23             14.92               0.098              0.000
---------------------------------------------------------------------------------------------
INTERNATIONAL
  Investor Shares             $10.14             $7.79              $0.125             $0.000
  Institutional Shares         10.13*             7.79               0.134              0.000
---------------------------------------------------------------------------------------------

*Since inception: November 12, 2001, for the Growth and Income and Capital Appreciation Funds' Admiral Shares; January 4, 2001, for the International Fund's Institutional Shares.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
                                                   FOR TAX-MANAGED BALANCED FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund's stock or bond holdings and a broad market index. Key terms are defined on pages 15-16.

================================================================================
TOTAL FUND CHARACTERISTICS
  Yield                  2.3%
  Turnover Rate           21%
  Expense Ratio         0.19%
  Cash Investments       0.0%
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST STOCKS (% OF EQUITIES)

General Electric Co.                    3.9%
 (conglomerate)
Microsoft Corp.                         2.9
 (software)
Citigroup, Inc.                         2.6
 (financial services)
Pfizer, Inc.                            2.5
 (pharmaceuticals)
Exxon Mobil Corp.                       2.4
 (oil)
Intel Corp.                             2.1
 (computer hardware)
International Business Machines Corp.   1.9
 (computer technology)
American International Group, Inc.      1.8
 (insurance)
Johnson & Johnson                       1.8
 (pharmaceuticals)
Wal-Mart Stores, Inc.                   1.6
 (retail)
--------------------------------------------------------------------------------
TOP TEN                                23.5%
--------------------------------------------------------------------------------
TOP TEN AS % OF TOTAL NET ASSETS       11.4%
--------------------------------------------------------------------------------

================================================================================
VOLATILITY MEASURES
                                  BEST                WILSHIRE
                          FUND    FIT*       FUND         5000
--------------------------------------------------------------------------------
R-Squared                 0.90    1.00       0.95        1.00
Beta                      0.56    1.00       0.55        1.00
--------------------------------------------------------------------------------

================================================================================
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                           BEST       WILSHIRE
                                               FUND        FIT*           5000
--------------------------------------------------------------------------------
Auto & Transportation                          2.1%        2.0%          2.0%
Consumer Discretionary                        14.4        12.9          14.8
Consumer Staples                               5.9         6.7           6.4
Financial Services                            18.0        20.7          20.3
Health Care                                   16.3        15.2          14.2
Integrated Oils                                3.8         4.2           3.5
Other Energy                                   3.2         1.7           2.1
Materials & Processing                         2.4         2.9           3.3
Producer Durables                              3.3         3.1           3.4
Technology                                    18.3        16.9          16.6
Utilities                                      7.3         8.8           8.1
Other                                          5.0         4.9           5.3
--------------------------------------------------------------------------------

================================================================================
FUND ASSET ALLOCATION
  Stocks                     48
  Bonds                      52
  Cash                        0
--------------------------------------------------------------------------------

*Russell 1000 Index.

                                      (Fund Profile continues on the next page.)

================================================================================
EQUITY CHARACTERISTICS
                                                             BEST       WILSHIRE
                                                 FUND        FIT*           5000
--------------------------------------------------------------------------------
Number of Stocks                                  545         975          6,054
Median Market Cap                              $39.9B      $42.7B         $33.4B
Price/Earnings Ratio                            31.9x       29.0x          30.7x
Price/Book Ratio                                 3.7x        3.6x           3.3x
Dividend Yield                                   0.9%        1.4%           1.3%
Return on Equity                                23.5%       23.6%          22.6%
Earnings Growth Rate                            16.3%       14.7%          14.5%
Foreign Holdings                                 0.0%        0.0%           0.0%
--------------------------------------------------------------------------------

================================================================================
EQUITY INVESTMENT FOCUS
  MARKET CAP - LARGE
  STYLE -      BLEND
--------------------------------------------------------------------------------

================================================================================
FIXED INCOME CHARACTERISTICS
                                                      BEST             LEHMAN
                                    FUND             FIT**             INDEX+
--------------------------------------------------------------------------------
Number of Bonds                     162             4,443             42,102
Yield to Maturity                  4.0%                --                 --
Average Coupon                     4.9%              5.3%               5.4%
Average Maturity              5.5 years         7.0 years         13.9 years
Average Quality                     AAA               Aa1                Aa1
Average Duration              4.5 years         5.5 years          7.8 years
--------------------------------------------------------------------------------

================================================================================
FIXED INCOME INVESTMENT FOCUS
  AVERAGE MATURITY - MEDIUM
  CREDIT QUALITY -   HIGH
--------------------------------------------------------------------------------

================================================================================
DISTRIBUTION BY CREDIT QUALITY (% OF BONDS)
  AAA                     75.1%
  AA                      19.6
  A                        4.2
  BBB                      0.6
  BB                       0.0
  B                        0.5
  Not Rated                0.0
--------------------------------------------------------------------------------
Total                    100.0%
--------------------------------------------------------------------------------

================================================================================
LARGEST STATE CONCENTRATIONS (% OF BONDS)
  Texas                   18.6%
  New York                10.5
  New Jersey               9.3
  Ohio                     6.5
  Pennsylvania             5.1
  Massachusetts            5.0
  Michigan                 4.8
  California               4.1
  Louisiana                3.3
  Georgia                  3.2
--------------------------------------------------------------------------------
Top Ten                   70.4%
--------------------------------------------------------------------------------

================================================================================
DISTRIBUTION BY MATURITY (% OF BONDS)
  Under 1 Year            14.4%
  1-5 Years               29.2
  5-10 Years              53.1
  10-20 Years              3.3
  20-30 Years              0.0
  Over 30 Years            0.0
--------------------------------------------------------------------------------
Total                    100.0%
--------------------------------------------------------------------------------


 *Russell 1000 Index.
**Lehman 7 Year Municipal Bond Index.
+Lehman Municipal Bond Index.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
 FOR TAX-MANAGED GROWTH AND INCOME FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 15-16.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                             BEST       WILSHIRE
                                                 FUND        FIT*           5000
--------------------------------------------------------------------------------
Number of Stocks                                  510         500          6,054
Median Market Cap                              $61.4B      $61.4B         $33.4B
Price/Earnings Ratio                            29.0x       29.0x          30.7x
Price/Book Ratio                                 3.7x        3.7x           3.3x
Yield                                                        1.4%           1.3%
 Investor Shares                                 1.2%
 Admiral Shares                                  1.2%
 Institutional Shares                            1.3%
Return on Equity                                23.9%       23.9%          22.6%
Earnings Growth Rate                            14.3%       14.3%          14.5%
Foreign Holdings                                 1.3%        1.3%           0.0%
Turnover Rate                                      5%          --             --
Expense Ratio
 Investor Shares                                0.18%          --             --
 Admiral Shares                               0.14%**          --             --
 Institutional Shares                           0.08%          --             --
Cash Investments                                 0.0%          --             --
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                              3.8%
 (conglomerate)
Microsoft Corp.                                   3.4
 (software)
Exxon Mobil Corp.                                 2.6
 (oil)
Citigroup, Inc.                                   2.5
 (financial services)
Wal-Mart Stores, Inc.                             2.5
 (retail)
Pfizer, Inc.                                      2.4
 (pharmaceuticals)
Intel Corp.                                       2.0
 (computer hardware)
International Business Machines Corp.             2.0
 (computer technology)
American International Group, Inc.                2.0
 (insurance)
Johnson & Johnson                                 1.7
 (pharmaceuticals)
--------------------------------------------------------------------------------
Top Ten                                          24.9%
--------------------------------------------------------------------------------

================================================================================
VOLATILITY MEASURES
                                    BEST                    WILSHIRE
                          FUND      FIT*         FUND           5000
--------------------------------------------------------------------------------
R-Squared                 1.00      1.00         0.93           1.00
Beta                      1.00      1.00         0.91           1.00
--------------------------------------------------------------------------------

================================================================================
INVESTMENT FOCUS
  STYLE -      BLEND
  MARKET CAP - LARGE
--------------------------------------------------------------------------------

================================================================================
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                        BEST       WILSHIRE
                                            FUND        FIT*           5000
--------------------------------------------------------------------------------
Auto & Transportation                        1.8%        1.8%           2.0%
Consumer Discretionary                      13.1        13.1           14.8
Consumer Staples                             7.4         7.4            6.4
Financial Services                          19.1        19.1           20.3
Health Care                                 14.2        14.2           14.2
Integrated Oils                              5.2         5.2            3.5
Other Energy                                 1.6         1.6            2.1
Materials & Processing                       2.9         2.9            3.3
Producer Durables                            3.0         3.0            3.4
Technology                                  17.0        17.0           16.6
Utilities                                    8.5         8.5            8.1
Other                                        6.2         6.2            5.3
--------------------------------------------------------------------------------


                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

 *S&P 500 Index.
**Annualized.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
 FOR TAX-MANAGED CAPITAL APPRECIATION FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 15-16.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                             BEST       WILSHIRE
                                                 FUND        FIT*           5000

Number of Stocks                                  547         975          6,054
Median Market Cap                              $35.9B      $42.7B         $33.4B
Price/Earnings Ratio                            31.6x       29.0x          30.7x
Price/Book Ratio                                 3.6x        3.6x           3.3x
Yield                                                        1.4%           1.3%
 Investor Shares                                 0.7%
 Admiral Shares                                  0.7%
 Institutional Shares                            0.8%
Return on Equity                                23.3%       23.6%          22.6%
Earnings Growth Rate                            16.8%       14.7%          14.5%
Foreign Holdings                                 0.0%        0.0%           0.0%
Turnover Rate                                     13%          --             --
Expense Ratio
 Investor Shares                                0.18%          --             --
 Admiral Shares                               0.14%**          --             --
 Institutional Shares                           0.08%          --             --
Cash Investments                                 0.0%          --             --
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                        3.8%
 (conglomerate)
Microsoft Corp.                             2.8
 (software)
Citigroup, Inc.                             2.5
 (financial services)
Pfizer, Inc.                                2.4
 (pharmaceuticals)
Exxon Mobil Corp.                           2.3
 (oil)
Intel Corp.                                 2.1
 (computer hardware)
International Business Machines Corp.       2.0
 (computer technology)
American International Group, Inc.          1.7
 (insurance)
Wal-Mart Stores, Inc.                       1.6
 (retail)
Johnson & Johnson                           1.5
 (pharmaceuticals)
--------------------------------------------------------------------------------
Top Ten                                    22.7%
--------------------------------------------------------------------------------

================================================================================
VOLATILITY MEASURES

                                  BEST                   WILSHIRE
                          FUND    FIT*       FUND            5000
--------------------------------------------------------------------------------
R-Squared                 0.95    1.00       0.98            1.00
Beta                      1.17    1.00       1.15            1.00
--------------------------------------------------------------------------------

================================================================================
INVESTMENT FOCUS
  STYLE -      BLEND
  MARKET CAP - LARGE
--------------------------------------------------------------------------------

================================================================================
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                       BEST       WILSHIRE
                                           FUND        FIT*           5000
--------------------------------------------------------------------------------
Auto & Transportation                       2.3%        2.0%           2.0%
Consumer Discretionary                     15.7        12.9           14.8
Consumer Staples                            5.0         6.7            6.4
Financial Services                         17.6        20.7           20.3
Health Care                                20.3        15.2           14.2
Integrated Oils                             3.4         4.2            3.5
Other Energy                                3.7         1.7            2.1
Materials & Processing                      2.6         2.9            3.3
Producer Durables                           3.6         3.1            3.4
Technology                                 18.3        16.9           16.6
Utilities                                   7.5         8.8            8.1
Other                                       0.0         4.9            5.3
--------------------------------------------------------------------------------

 *Russell 1000 Index.
**Annualized.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
 FOR TAX-MANAGED SMALL-CAP FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 15-16.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                       BEST       WILSHIRE
                                           FUND        FIT*           5000
--------------------------------------------------------------------------------
Number of Stocks                            605         600          6,054
Median Market Cap                         $0.8B       $0.8B         $33.4B
Price/Earnings Ratio                      25.9x       26.2x          30.7x
Price/Book Ratio                           2.3x        2.3x           3.3x
Yield                                                  0.7%           1.3%
 Investor Shares                           0.6%
 Institutional Shares                      0.7%
Return on Equity                          16.0%       16.0%          22.6%
Earnings Growth Rate                      18.4%       18.6%          14.5%
Foreign Holdings                           0.0%        0.0%           0.0%
Turnover Rate                               25%          --             --
Expense Ratio
 Investor Shares                          0.20%          --             --
 Institutional Shares                     0.10%          --             --
Cash Investments                           0.0%          --             --
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Cephalon, Inc.                              1.0%
 (biotechnology)
AdvancePCS                                  0.7
 (health care)
Commerce Bancorp, Inc.                      0.7
 (banking)
D. R. Horton, Inc.                          0.7
 (real estate)
Varian Medical Systems, Inc.                0.6
 (health products & services)
Whole Foods Market, Inc.                    0.6
 (drug & grocery stores)
Copart, Inc.                                0.6
 (diversified services)
XTO Energy, Inc.                            0.6
 (oil)
Michaels Stores, Inc.                       0.6
 (retail)
99 Cents Only Stores                        0.5
 (retail)
--------------------------------------------------------------------------------
Top Ten                                    6.6%
--------------------------------------------------------------------------------

================================================================================
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                       BEST       WILSHIRE
                                           FUND        FIT*           5000
--------------------------------------------------------------------------------
Auto & Transportation                       4.9%        4.9%           2.0%
Consumer Discretionary                     21.5        21.7           14.8
Consumer Staples                            3.9         3.7            6.4
Financial Services                         12.9        12.8           20.3
Health Care                                13.3        13.3           14.2
Integrated Oils                             0.0         0.0            3.5
Other Energy                                5.3         4.9            2.1
Materials & Processing                      9.9        10.5            3.3
Producer Durables                          12.3        12.7            3.4
Technology                                 11.1        11.1           16.6
Utilities                                   4.3         4.3            8.1
Other                                       0.6         0.1            5.3
--------------------------------------------------------------------------------

================================================================================
INVESTMENT FOCUS
 STYLE -      BLEND
 MARKET CAP - SMALL
--------------------------------------------------------------------------------



                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

*S&P SmallCap 600 Index.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
 FOR TAX-MANAGED INTERNATIONAL FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to an unmanaged market index. Key terms are defined on pages 15-16.

================================================================================
PORTFOLIO CHARACTERISTICS

                                         MSCI
                           Fund          EAFE
--------------------------------------------------------------------------------
Number of Stocks          1,025         1,023
Turnover Rate               20%            --
Expense Ratio
 Investor Shares          0.35%            --
 Institutional Shares    0.22%*            --
Cash Investments           0.1%            --
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Vodafone Group PLC              2.9%
 (cellular communication)
BP PLC                          2.7
 (oil)
GlaxoSmithKline PLC             2.5
 (pharmaceuticals)
Nokia Oyj                       1.9
 (telecommunications)
Royal Dutch Petroleum Co.       1.7
 (energy)
HSBC Holdings PLC               1.7
 (banking)
Novartis AG (Registered)        1.7
 (pharmaceuticals)
TotalFinaElf SA                 1.4
 (integrated oil)
Nestle SA (Registered)          1.3
 (food, beverage & tobacco)
AstraZeneca Group PLC           1.3
 (pharmaceuticals)
--------------------------------------------------------------------------------
Top Ten                        19.1%
--------------------------------------------------------------------------------

================================================================================
COUNTRY DIVERSIFICATION (% OF COMMON STOCKS)
                                        MSCI
                      Fund              EAFE
--------------------------------------------------------------------------------
EUROPE
United Kingdom        28.4%             28.0%
France                 9.6               9.6
Switzerland            7.7               7.7
Germany                7.1               7.1
Netherlands            5.8               5.9
Italy                  3.6               3.6
Spain                  3.1               3.2
Finland                2.5               2.5
Sweden                 2.2               2.2
Belgium                1.0               1.1
Ireland                0.9               0.9
Denmark                0.7               0.7
Norway                 0.5               0.5
Portugal               0.4               0.4
Greece                 0.4               0.4
Austria                0.1               0.1
--------------------------------------------------------------------------------
Subtotal              74.0%             73.9%
--------------------------------------------------------------------------------
PACIFIC
Japan                 19.4%             19.5%
Australia              4.0               4.0
Hong Kong              1.7               1.7
Singapore              0.8               0.8
New Zealand            0.1               0.1
--------------------------------------------------------------------------------
Subtotal              26.0%             26.1%
--------------------------------------------------------------------------------
Total                100.0%            100.0%
--------------------------------------------------------------------------------

================================================================================
FUND ALLOCATION BY REGION
 PACIFIC 26%
 EUROPE  74%
--------------------------------------------------------------------------------

*Annualized.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's "best fit" index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's "best fit" index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
 FOR TAX-MANAGED BALANCED FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

================================================================================
CUMULATIVE PERFORMANCE SEPTEMBER 6, 1994-DECEMBER 31, 2001

                  FUND        AVERAGE        BALANCED     RUSSELL      LEHMAN MUNICIPAL
                             BALANCED       COMPOSITE        1000      BOND INDEX
---------------------------------------------------------------------------------------
9/6/1994         10000         10000           10000         10000         10000
  199409          9920          9920           10115          9847          9920
  199412          9860          9812           10084          9809          9778
  199503         10576         10409           10832         10742         10469
  199506         11255         11163           11704         11753         10722
  199509         11949         11804           12434         12800         11030
  199512         12278         12292           13011         13513         11485
  199603         12589         12611           13355         14258         11346
  199606         12860         12895           13743         14840         11434
  199609         13196         13275           14083         15324         11697
  199612         13777         13983           14837         16547         11994
  199703         13732         13966           14861         16803         11965
  199706         14997         15398           16568         19627         12377
  199709         16012         16465           16942         21341         12752
  199712         16057         16640           18389         21983         13096
  199803         17250         17894           18772         24922         13246
  199806         17602         18103           17757         25545         13449
  199809         16716         17001           20011         22911         13862
  199812         18776         18883           20434         27923         13945
  199903         19404         19052           21294         29075         14067
  199906         19993         19910           20519         31146         13820
  199909         19517         19137           22720         29089         13765
  199912         21685         20524           23482         33762         13658
  200003         22660         21043           23005         35238         14056
  200006         22407         20786           23314         34028         14269
  200009         22546         21301           22243         34271         14615
  200012         21575         20832           20845         31134         15253
  200103         20385         19725           21833         27222         15591
  200106         21156         20314           20081         28939         15693
  200109         19622         18807           21562         24531         16135
  200112         20812         19917           22639         27258         16036
---------------------------------------------------------------------------------------


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2001
                                                 -------------------------------     FINAL VALUE
                                       ONE        FIVE           SINCE              OF A $10,000
                                      YEAR       YEARS       INCEPTION*               INVESTMENT
------------------------------------------------------------------------------------------------
Tax-Managed Balanced Fund            -3.54%       8.60%          10.53%                $20,812
 Fee-Adjusted Returns**              -4.50        8.60           10.53                  20,812
Average Balanced Fund+               -4.39        7.33            9.87                  19,917
Balanced Composite Index++           -3.48        8.45           10.62                  20,932
Russell 1000 Index                  -12.45       10.50           14.69                  27,258
Lehman 7 Year Municipal Bond Index    5.18        5.55            6.01                  15,329
------------------------------------------------------------------------------------------------

================================================================================
TOTAL INVESTMENT RETURNS (%) SEPTEMBER 6, 1994-DECEMBER 31, 2001

FISCAL YEAR      TAX-MANAGED BALANCED FUND        BALANCED COMPOSITE INDEX*
--------------------------------------------------------------------------------
  1994                   -1.4                                -1.8
  1995                   24.5                                25.5
  1996                   12.2                                13.2
  1997                   16.6                                19.9
  1998                   16.9                                17.0
  1999                   15.5                                10.2
  2000                   -0.5                                 0.6
  2001                   -3.5                                -3.1
--------------------------------------------------------------------------------
 *September 6, 1994.
**Reflective of the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
 +Derived from data provided by Lipper Inc.
++50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
Note: See Financial Highlights table on page 28 for dividend information.

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
 FOR TAX-MANAGED GROWTH AND INCOME FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

================================================================================
CUMULATIVE PERFORMANCE SEPTEMBER 6, 1994-DECEMBER 31, 2001

                  FUND    AVERAGE LARGE CAP      S&P 500      WILSHIRE 5000
--------------------------------------------------------------------------------
9/6/1994         10000         10000               10000         10000
  199409          9831          9831                9826          9831
  199412          9831          9723                9824          9755
  199503         10787         10519               10781         10636
  199506         11819         11416               11810         11629
  199509         12754         12278               12749         12692
  199512         13520         12859               13516         13311
  199603         14238         13532               14241         14058
  199606         14888         14048               14881         14678
  199609         15344         14502               15341         15093
  199612         16633         15497               16619         16134
  199703         17071         15686               17065         16239
  199706         20052         18222               20044         18981
  199709         21549         19591               21545         20833
  199712         22174         19878               22164         21183
  199803         25265         22539               25256         23992
  199806         26106         23142               26090         24459
  199809         23510         20482               23495         21517
  199812         28532         24929               28498         26146
  199903         29940         26159               29918         27132
  199906         32044         27867               32027         29250
  199909         30046         26164               30027         27316
  199912         34557         30501               34495         32305
  200003         35338         31835               35286         33539
  200006         34402         31036               34349         32035
  200009         34085         30821               34016         32088
  200012         31435         27768               31354         28773
  200103         27696         24793               27637         25223
  200106         29313         26188               29255         27107
  200109         25015         22373               24960         22798
  200112         27684         23947               27628         25618
--------------------------------------------------------------------------------

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2001
                                                 -------------------------------     FINAL VALUE
                                       ONE        FIVE           SINCE              OF A $10,000
                                      YEAR       YEARS       INCEPTION*               INVESTMENT
------------------------------------------------------------------------------------------------
Tax-Managed Growth and Income
 Fund Investor Shares               -11.93%      10.73%          14.93%              $27,684
 Fee-Adjusted Returns**             -12.81       10.73           14.93                27,684
Average Large-Cap Core Fund+        -13.76        9.09           12.67                23,947
S&P 500 Index                       -11.89       10.70           14.90                27,628
Wilshire 5000 Index                 -10.96        9.69           13.72                25,618
------------------------------------------------------------------------------------------------

                                                                                     FINAL VALUE
                                                         RETURNS SINCE             OF A $250,000
                                                             INCEPTION*               INVESTMENT
------------------------------------------------------------------------------------------------
Tax-Managed Growth and Income
 Fund Admiral Shares                                              2.87%             $257,174
 Fee-Adjusted Returns**                                           0.81               252,031
S&P 500 Index                                                     2.87               257,173
------------------------------------------------------------------------------------------------

                                                                                     FINAL VALUE
                                       ONE                       SINCE          OF A $10,000,000
                                      YEAR                   INCEPTION*               INVESTMENT
------------------------------------------------------------------------------------------------
Tax-Managed Growth and Income
 Fund Institutional Shares          -11.84%                      -1.54%           $9,569,525
 Fee-Adjusted Returns**             -12.72                       -1.89             9,473,830
S&P 500 Index                       -11.89                       -1.67             9,535,971
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) SEPTEMBER 6, 1994-DECEMBER 31, 2001

FISCAL YEAR      TAX-MANAGED GROWTH & INCOME FUND              S&P 500 INDEX*
--------------------------------------------------------------------------------
  1994                   -1.7                                     -1.8
  1995                   37.5                                     37.6
  1996                   23.0                                     23.0
  1997                   33.3                                     33.4
  1998                   28.7                                     28.6
  1999                   21.1                                     21.0
  2000                   -9.0                                     -9.1
  2001                  -11.9                                    -11.9
--------------------------------------------------------------------------------
*Inception for Tax-Managed Growth and Income Fund Investor Shares is September 6, 1994; for Admiral Shares, November 12, 2001; for Institutional Shares, March 4, 1999.
**Reflective of the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
+Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 29 and 30 for dividend information.

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
 FOR TAX-MANAGED CAPITAL APPRECIATION FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

================================================================================
CUMULATIVE PERFORMANCE SEPTEMBER 6, 1994-DECEMBER 31, 2001

                  FUND     AVERAGE MULTI-CAP    RUSSELL 1000       WILSHIRE 5000
--------------------------------------------------------------------------------
9/6/1994         10000         10000               10000               10000
  199409          9910          9910                9847                9910
  199412          9950          9752                9809                9834
  199503         10860         10519               10742               10722
  199506         11950         11407               11753               11723
  199509         12990         12316               12800               12795
  199512         13371         12784               13513               13419
  199603         14166         13545               14258               14173
  199606         14750         14049               14840               14797
  199609         15213         14553               15324               15216
  199612         16169         15442               16547               16265
  199703         16138         15493               16803               16370
  199706         18845         17758               19627               19135
  199709         20974         19563               21341               21002
  199712         20581         19455               21983               21354
  199803         23590         21968               24922               24186
  199806         24151         22090               25545               24657
  199809         20989         19156               22911               21691
  199812         26334         22967               27923               26358
  199903         28098         23576               29075               27353
  199906         30445         25575               31146               29488
  199909         28661         24000               29089               27537
  199912         35156         28123               33762               32568
  200003         37770         29590               35238               33811
  200006         36216         28527               34028               32295
  200009         36041         29179               34271               32348
  200012         31595         27290               31134               29006
  200103         26978         23583               27222               25428
  200106         28899         24895               28939               27327
  200109         23528         21441               24531               22983
  200112         26749         24318               27258               25826
--------------------------------------------------------------------------------

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2001
                                                 -------------------------------     FINAL VALUE
                                       ONE        FIVE           SINCE              OF A $10,000
                                      YEAR       YEARS       INCEPTION*               INVESTMENT
------------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation
 Fund Investor Shares               -15.34%      10.59%          14.39%              $26,749
 Fee-Adjusted Returns**             -16.18       10.59           14.39                26,749
Average Multi-Cap Core Fund+        -10.89        9.51           12.91                24,318
Russell 1000 Index                  -12.45       10.50           14.69                27,258
Wilshire 5000 Index                 -10.96        9.69           13.84                25,826
------------------------------------------------------------------------------------------------

                                                                                     FINAL VALUE
                                                         RETURNS SINCE             OF A $250,000
                                                             INCEPTION*               INVESTMENT
------------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation
 Fund Admiral Shares                                              4.26%             $260,660
 Fee-Adjusted Returns**                                           2.18               255,447
Russell 1000 Index                                                3.29               258,233
------------------------------------------------------------------------------------------------

                                                                                     FINAL VALUE
                                       ONE                       SINCE          OF A $10,000,000
                                      YEAR                   INCEPTION*               INVESTMENT
------------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation
 Fund Institutional Shares          -15.26%                      -0.21%           $9,939,131
 Fee-Adjusted Returns**             -16.11                       -0.57             9,839,740
Russell 1000 Index                  -12.45                       -1.21             9,660,051
------------------------------------------------------------------------------------------------

================================================================================
TOTAL INVESTMENT RETURNS (%) SEPTEMBER 6, 1994-DECEMBER 31, 2001

FISCAL YEAR      TAX-MANAGED CAPITAL APPRECIATION      RUSSELL 1000 INDEX*
                    FUND INVESTOR SHARE
--------------------------------------------------------------------------------
  1994                   -0.5                                -1.9
  1995                   34.4                                37.8
  1996                   20.9                                22.4
  1997                   27.3                                32.9
  1998                   28.0                                27.0
  1999                   33.5                                20.9
  2000                  -10.1                                -7.8
  2001                  -15.3                               -12.5
--------------------------------------------------------------------------------
*Inception  for  Tax-Managed  Capital   Appreciation  Fund  Investor  Shares  is
September 6, 1994; for Admiral Shares, November 12, 2001; for Institutional Shares, February 24, 1999.
**Reflective of the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
+Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 30 and 31 for dividend information.

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
 FOR TAX-MANAGED SMALL-CAP FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

================================================================================
CUMULATIVE PERFORMANCE MARCH 25, 1999-DECEMBER 31, 2001

                  FUND     AVERAGE SMALL-CAP    S&P SMALLCAP       WILSHIRE 5000
--------------------------------------------------------------------------------
3/25/1999         9950         10000              10000              10000
   199903        10079         10130              10109              10130
   199906        11686         11854              11668              10920
   199909        11170         11403              11103              10198
   199912        12565         13939              12486              12061
   200003        13352         15626              13212              12521
   200006        13512         15091              13346              11960
   200009        14160         15079              13786              11980
   200012        14254         14646              13959              10742
   200103        13202         14790              13043               9417
   200106        14995         16553              14829              10120
   200109        12471         13202              12323               8511
   200112        14879         15766              14872               9564
--------------------------------------------------------------------------------

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2001
                                                 -------------------------------     FINAL VALUE
                                       ONE                       SINCE              OF A $10,000
                                      YEAR                   INCEPTION*               INVESTMENT
------------------------------------------------------------------------------------------------
Tax-Managed Small-Cap
 Fund Investor Shares                 5.44%                      16.06%              $15,105
 Fee-Adjusted Returns**               3.87                       15.43                14,879
Average Small-Cap Core Fund+          7.65                       17.87                15,766
S&P SmallCap 600 Index                6.54                       15.41                14,872
Wilshire 5000 Index                 -10.96                       -1.60                 9,564
------------------------------------------------------------------------------------------------


                                                                                     FINAL VALUE
                                       ONE                       SINCE          OF A $10,000,000
                                      YEAR                   INCEPTION*               INVESTMENT
------------------------------------------------------------------------------------------------
Tax-Managed Small-Cap
 Fund Institutional Shares            5.53%                      13.62%             $14,109,981
 Fee-Adjusted Returns**               3.95                       12.99               13,899,036
S&P SmallCap 600 Index                6.54                       13.05               13,919,637
------------------------------------------------------------------------------------------------

================================================================================
TOTAL INVESTMENT RETURNS (%) MARCH 25, 1999-DECEMBER 31, 2001

FISCAL YEAR       TAX-MANAGED SMALL-CAP              S&P SMALLCAP 600 INDEX*
                    FUND INVESTOR SHARE
--------------------------------------------------------------------------------
  1999                 26.3                                  24.9
  2000                 13.4                                  11.8
  2001                  5.4                                   6.5
--------------------------------------------------------------------------------
*Inception for Tax-Managed Small-Cap Fund Investor Shares is March 25, 1999; for Institutional Shares, April 21, 1999.
**Reflective of the 0.5% fee on purchases, the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year, and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
+Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on page 32 for dividend information.

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
 FOR TAX-MANAGED INTERNATIONAL FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

================================================================================
CUMULATIVE PERFORMANCE AUGUST 17, 1999-DECEMBER 31, 2001

                  FUND         AVERAGE INTERNATIONAL         MSCI EAFE
--------------------------------------------------------------------------------
8/17/1999         9975               10000                       10000
   199909        10204               10158                       10200
   199912        11971               12729                       11933
   200003        11951               12826                       11920
   200006        11470               12144                       11448
   200009        11550               11253                       10525
   200012        10260               10743                       10242
   200103         8854                9253                        8838
   200106         8763                9226                        8746
   200109         7528                7772                        7521
   200112         7930                8411                        7988
--------------------------------------------------------------------------------

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2001
                                                 -------------------------------     FINAL VALUE
                                       ONE                       SINCE              OF A $10,000
                                      YEAR                   INCEPTION*               INVESTMENT
------------------------------------------------------------------------------------------------
Tax-Managed International
 Fund Investor Shares               -21.94%                      -8.83%                 $8,030
 Fee-Adjusted Returns**             -22.91                       -9.31                   7,930
Average International Fund+         -21.71                       -7.04                   8,411
MSCI EAFE Index                     -22.01                       -9.03                   7,988
------------------------------------------------------------------------------------------------

                                                                                     FINAL VALUE
                                                         RETURNS SINCE          OF A $10,000,000
                                                             INCEPTION*               INVESTMENT
------------------------------------------------------------------------------------------------
Tax-Managed International
 Fund Institutional Shares                                      -21.77%              $7,822,993
 Fee-Adjusted Returns**                                         -23.53                7,647,367
MSCI EAFE Index                                                 -21.92                7,807,804
------------------------------------------------------------------------------------------------

================================================================================
TOTAL INVESTMENT RETURNS (%) AUGUST 17, 1999-DECEMBER 31, 2001

FISCAL YEAR      TAX-MANAGED INTERNATIONAL          MSCI EAFE INDEX
                    FUND INVESTOR SHARES
--------------------------------------------------------------------------------
  1999                   20.0                            19.3
  2000                  -14.3                           -14.2
  2001                  -21.9                           -22.0
--------------------------------------------------------------------------------
*Inception for Tax-Managed International Fund Investor Shares is August 17, 1999; for Institutional Shares, January 4, 2001.
**Reflective of the 0.25% fee on purchases, the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year, and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
+Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on page 33 for dividend information.

YOUR FUND'S AFTER-TAX RETURNS
This table presents returns for each fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the examples that assume all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

==============================================================================================================
AVERAGE ANNUAL TOTAL RETURNS*                    PERIODS ENDED DECEMBER 31, 2001
                                                                                                      SINCE
                                                               ONE YEAR       FIVE YEARS          INCEPTION**
                                                               -----------------------------------------------
TAX-MANAGED BALANCED FUND INVESTOR SHARES
Returns Before Taxes                                              -4.50%            8.60%             10.53%
Returns After Taxes on Distributions                              -4.64             8.47              10.38
Returns After Taxes on Distributions and Sale of Fund Shares      -1.89             7.49               9.24
--------------------------------------------------------------------------------------------------------------
TAX-MANAGED GROWTH AND INCOME FUND INVESTOR SHARES
Returns Before Taxes                                             -12.81%           10.73%             14.93%
Returns After Taxes on Distributions                             -13.23            10.21              14.26
Returns After Taxes on Distributions and Sale of Fund Shares      -7.81             8.62              12.38
--------------------------------------------------------------------------------------------------------------
TAX-MANAGED CAPITAL APPRECIATION FUND INVESTOR SHARES
Returns Before Taxes                                             -16.18%           10.59%             14.39%
Returns After Taxes on Distributions                             -16.40            10.37              14.13
Returns After Taxes on Distributions and Sale of Fund Shares      -9.86             8.67              12.16
--------------------------------------------------------------------------------------------------------------
TAX-MANAGED SMALL-CAP FUND INVESTOR SHARES
Returns Before Taxes                                               3.87%              --              15.43%
Returns After Taxes on Distributions                               3.64               --              15.17
Returns After Taxes on Distributions and Sale of Fund Shares       2.35               --              12.50
--------------------------------------------------------------------------------------------------------------
TAX-MANAGED INTERNATIONAL FUND INVESTOR SHARES
Returns Before Taxes                                             -22.91%              --              -9.31%
Returns After Taxes on Distributions                             -23.31               --              -9.30
Returns After Taxes on Distributions and Sale of Fund Shares     -13.87               --              -7.46
--------------------------------------------------------------------------------------------------------------

*All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 2% fee on redemptions of shares held in the fund for less than one year and a 1% fee on redemptions of shares held in the fund for at least one year but less than five years. In addition, two funds assess fees on share purchases: 0.5% for the Tax-Managed Small-Cap Fund and 0.25% for the Tax-Managed International Fund.
**Inception dates are: September 6, 1994, for the Tax-Managed Balanced, Tax-Managed Growth and Income, and Tax-Managed Capital Appreciation Funds; March 25, 1999, for the Tax-Managed Small-Cap Fund; and August 17, 1999, for the Tax-Managed International Fund.

FINANCIAL STATEMENTS
 DECEMBER 31, 2001

The Statement of Net Assets--an integral part of the Financial Statements for each of the Vanguard Tax-Managed Funds--is included as an insert to this report.

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

================================================================================
                                                       TAX-MANAGED BALANCED FUND
                                                    YEAR ENDED DECEMBER 31, 2001
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends                                                             $ 1,493
 Interest                                                                9,993
 Security Lending                                                           18
--------------------------------------------------------------------------------
  Total Income                                                          11,504
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services                                              46
  Management and Administrative                                            631
  Marketing and Distribution                                                48
 Custodian Fees                                                             25
 Auditing Fees                                                              12
 Shareholders' Reports                                                      14
--------------------------------------------------------------------------------
  Total Expenses                                                           776
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   10,728
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD                 (15,807)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENT SECURITIES                               (9,977)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                           $(15,056)
================================================================================

==============================================================================================================================
                                             TAX-MANAGED            TAX-MANAGED
                                              GROWTH AND                CAPITAL           TAX-MANAGED              TAX-MANAGED
                                                  INCOME           APPRECIATION             SMALL-CAP            INTERNATIONAL
                                                    FUND                   FUND                  FUND                     FUND
==============================================================================================================================
                          YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
                                                    (000)                   (000)                (000)                    (000)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends*                                     $ 30,475                $ 20,685              $ 3,851                  $ 6,100
 Interest                                             76                      83                   41                      101
 Security Lending                                      4                     379                  284                      162
------------------------------------------------------------------------------------------------------------------------------
  Total Income                                    30,555                  21,147                4,176                    6,363
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services                        55                      55                   18                       18
  Management and Administrative
   Investor Shares                                 3,449                   4,043                  754                      613
   Admiral Shares                                     68                     110                   --                       --
   Institutional Shares                               93                     102                   29                       49
  Marketing and Distribution
   Investor Shares                                   270                     309                   57                       45
   Admiral Shares                                     --                      --                   --                       --
   Institutional Shares                               22                      24                    7                        8
  Custodian Fees                                      57                      16                   78                      389
  Auditing Fees                                       12                      12                   12                       12
  Shareholders' Reports
   Investor Shares                                    50                      45                    6                        4
   Admiral Shares                                     --                      --                   --                       --
   Institutional Shares                                2                       3                    1                       --
  Trustees' Fees and Expenses                          3                       4                    1                       --
------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                  4,081                   4,723                  963                    1,138
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             26,474                  16,424                3,213                    5,225
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                     (87,828)               (230,105)              (1,071)                 (31,155)
  Foreign Currencies                                  --                      --                   --                      (63)
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                         (87,828)               (230,105)              (1,071)                 (31,218)
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
  Investment Securities                         (245,220)               (255,217)              31,324                  (58,218)
  Foreign Currencies                                  --                      --                   --                        2
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                (245,220)               (255,217)              31,324                  (58,216)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $(306,574)              $(468,898)             $33,466                 $(84,209)
==============================================================================================================================

*Dividends for the Tax-Managed International Fund are net of foreign withholding taxes of $695,000.

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

==============================================================================================================================
                                                                                                        TAX-MANAGED
                                                              TAX-MANAGED                         GROWTH AND INCOME
                                                            BALANCED FUND                                      FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                                    2001                    2000                 2001                     2000
                                                    (000)                   (000)                (000)                    (000)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                          $ 10,728                 $ 9,896             $ 26,474                 $ 23,889
 Realized Net Gain (Loss)                        (15,807)                  2,805              (87,828)                 (35,714)
 Change in Unrealized Appreciation
  (Depreciation)                                  (9,977)                (15,929)            (245,220)                (220,518)
------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                     (15,056)                 (3,228)            (306,574)                (232,343)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                                (10,772)                (10,054)             (23,098)                 (23,033)
  Admiral Shares*                                     --                      --               (1,861)                      --
  Institutional Shares*                               --                      --               (2,044)                  (1,118)
 Realized Capital Gain
  Investor Shares                                     --                      --                   --                       --
  Admiral Shares*                                     --                      --                   --                       --
  Institutional Shares*                               --                      --                   --                       --
------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                            (10,772)                (10,054)             (27,003)                 (24,151)
------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Note F
  Investor Shares                                 45,071                  83,261             (399,081)                 325,052
  Admiral Shares*                                     --                      --              504,637                       --
  Institutional Shares*                               --                      --               82,716                   (1,940)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from
    Capital Share Transactions                    45,071                  83,261              188,272                  323,112
------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                       19,243                  69,979             (145,305)                  66,618
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                            399,660                 329,681            2,414,831                2,348,213
------------------------------------------------------------------------------------------------------------------------------
  End of Period                                 $418,903                $399,660           $2,269,526               $2,414,831
==============================================================================================================================

*The Tax-Managed Balanced Fund does not offer Admiral or Institutional Shares.

==============================================================================================================================
                                                              TAX-MANAGED
                                                     CAPITAL APPRECIATION                                TAX-MANAGED
                                                                     FUND                              SMALL-CAP FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                                    2001                    2000                 2001                     2000
                                                    (000)                   (000)                (000)                    (000)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                          $ 16,424                $ 10,808              $ 3,213                  $ 2,073
 Realized Net Gain (Loss)                       (230,105)                (54,500)              (1,071)                  (5,950)
 Change in Unrealized Appreciation
  (Depreciation)                                (255,217)               (277,350)              31,324                   43,341
------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                  (468,898)               (321,042)              33,466                   39,464
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                                (11,103)                (10,229)              (3,195)                  (1,866)
  Admiral Shares*                                 (5,086)                     --                   --                       --
  Institutional Shares                              (912)                 (1,010)                (347)                    (277)
------------------------------------------------------------------------------------------------------------------------------
Realized Capital Gain
  Investor Shares                                     --                      --                   --                       --
  Admiral Shares*                                     --                      --                   --                       --
  Institutional Shares                                --                      --                   --                       --
------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                            (17,101)                (11,239)              (3,542)                  (2,143)
------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Note F
  Investor Shares                               (512,274)                571,106              173,050                  140,722
  Admiral Shares*                                771,052                      --                   --                       --
  Institutional Shares                           (48,591)                 71,217                5,310                   22,157
------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
     Capital Share Transactions                  210,187                 642,323              178,360                  162,879
------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                       (275,812)                310,042              208,284                  200,200
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                           2,853,592               2,543,550              413,428                  213,228
------------------------------------------------------------------------------------------------------------------------------
 End of Period                                $2,577,780              $2,853,592             $621,712                 $413,428
==============================================================================================================================

*The Tax-Managed Small-Cap Fund does not offer Admiral Shares.

================================================================================
                                                  TAX-MANAGED INTERNATIONAL FUND
                                                         YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                2001                2000
                                                (000)               (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                       $ 5,225             $ 2,237
 Realized Net Gain (Loss)                    (31,218)             (2,448)
 Change in Unrealized Appreciation
  (Depreciation)                             (58,216)            (27,496)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                  (84,209)           (27,707)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                             (5,185)             (2,322)
  Institutional Shares                          (932)                 --
 Realized Capital Gain
  Investor Shares                                 --                  --
  Institutional Shares                            --                  --
--------------------------------------------------------------------------------
Total Distributions                           (6,117)             (2,322)
--------------------------------------------------------------------------------
Capital Share Transactions--Note F
 Investor Shares                             161,774             135,990
 Institutional Shares                         70,199                  --
--------------------------------------------------------------------------------
   Net Increase (Decrease) from
   Capital Share Transactions                231,973             135,990
--------------------------------------------------------------------------------
Total Increase (Decrease)                    141,647             105,961
--------------------------------------------------------------------------------
Net Assets
 Beginning of Period                         240,793             134,832
--------------------------------------------------------------------------------
 End of Period                              $382,440            $240,793
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

======================================================================================================
                                                                  TAX-MANAGED BALANCED FUND
                                                                    YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2001     2000     1999      1998     1997
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $18.30   $18.87   $16.74   $14.67    $12.92
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .46      .48      .43       .39      .37
  Net Realized and Unrealized Gain
   (Loss) on Investments                                   (1.12)    (.56)    2.13      2.07     1.75
------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         (.66)    (.08)    2.56      2.46     2.12
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income*                     (.46)    (.49)    (.43)     (.39)    (.37)
  Distributions from Realized Capital Gains                   --       --       --        --       --
------------------------------------------------------------------------------------------------------
   Total Distributions                                      (.46)    (.49)    (.43)     (.39)    (.37)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $17.18   $18.30   $18.87    $16.74   $14.67
======================================================================================================
TOTAL RETURN**                                            -3.54%   -0.50%   15.49%    16.93%   16.55%
======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $419     $400     $330      $207     $120
  Ratio of Total Expenses to Average Net Assets            0.19%    0.20%    0.20%     0.19%    0.17%
  Ratio of Net Investment Income to Average Net Assets     2.64%    2.61%    2.52%     2.63%    2.77%
  Portfolio Turnover Rate                                    21%      15%      13%        7%       7%
======================================================================================================

*Nontaxable dividends represent 87%, 92%, 90%, 86%, and 87% of dividends from net investment income.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

======================================================================================================
                                                   TAX-MANAGED GROWTH AND INCOME FUND INVESTOR SHARES
                                                                    YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2001     2000     1999      1998      1997
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $28.66   $31.81   $26.55    $20.88    $15.89
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .294     .295     .307       .29      .29
 Net Realized and Unrealized Gain (Loss) on Investments   (3.725)  (3.148)   5.267      5.67     4.98
------------------------------------------------------------------------------------------------------
   Total from Investment Operations                       (3.431)  (2.853)   5.574      5.96     5.27
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.299)   (.297)   (.314)     (.29)    (.28)
 Distributions from Realized Capital Gains                    --       --       --        --       --
------------------------------------------------------------------------------------------------------
  Total Distributions                                      (.299)   (.297)   (.314)     (.29)    (.28)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $24.93   $28.66   $31.81    $26.55   $20.88
======================================================================================================
TOTAL RETURN*                                            -11.93%   -9.03%   21.12%    28.67%   33.31%
======================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $1,606   $2,320   $2,240    $1,352     $579
 Ratio of Total Expenses to Average Net Assets             0.18%    0.19%    0.19%     0.19%    0.17%
 Ratio of Net Investment Income to Average Net Assets      1.13%    0.96%    1.11%     1.32%    1.62%
Portfolio Turnover Rate                                       5%       5%       4%        4%       2%
======================================================================================================

*Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.


================================================================================
                               TAX-MANAGED GROWTH AND INCOME FUND ADMIRAL SHARES
                                                                     NOV. 12* TO
                                                                   DEC. 31, 2001
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                     .087
 Net Realized and Unrealized Gain (Loss) on Investments                   1.348
--------------------------------------------------------------------------------
  Total from Investment Operations                                        1.435
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     (.195)
 Distributions from Realized Capital Gains                                   --
--------------------------------------------------------------------------------
   Total Distributions                                                    (.195)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $51.24
================================================================================
TOTAL RETURN**                                                            2.87%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                      $505
 Ratio of Total Expenses to Average Net Assets                           0.14%+
 Ratio of Net Investment Income to Average Net Assets                    1.26%+
 Portfolio Turnover Rate                                                     5%
================================================================================
 *Inception.
**Total returns do not reflect the 2% redemption fee on shares held less than one year.
 +Annualized.

======================================================================================================
                                              TAX-MANAGED GROWTH AND INCOME FUND INSTITUTIONAL SHARES
                                                            YEAR ENDED DECEMBER 31,        MAR. 4* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                       2001     2000      DEC. 31, 1999
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $28.66   $31.81             $26.99
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                               .319     .319               .274
 Net Realized and Unrealized Gain (Loss) on Investments            (3.725)  (3.148)             4.882
------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                 (3.406)  (2.829)             5.156
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                               (.324)   (.321)             (.336)
 Distributions from Realized Capital Gains                             --       --                 --
------------------------------------------------------------------------------------------------------
  Total Distributions                                               (.324)   (.321)            (.336)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $24.93   $28.66             $31.81
======================================================================================================
TOTAL RETURN**                                                    -11.84%   -8.96%             19.23%
======================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                $158      $95               $108
 Ratio of Total Expenses to Average Net Assets                      0.08%    0.11%             0.10%+
 Ratio of Net Investment Income to Average Net Assets               1.25%    1.04%             1.18%+
 Portfolio Turnover Rate                                               5%       5%                 4%
======================================================================================================
 *Inception.
**Total  returns do not reflect the 2%  redemption  fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.


======================================================================================================
                                            TAX-MANAGED CAPITAL APPRECIATION FUND INVESTOR SHARES
                                                               YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2001     2000     1999      1998     1997
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $30.59   $34.17   $25.69    $20.18   $15.95
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .164     .117     .117       .13      .11
 Net Realized and Unrealized Gain (Loss) on Investments   (4.854)  (3.578)   8.487      5.51     4.24
------------------------------------------------------------------------------------------------------
  Total from Investment Operations                        (4.690)  (3.461)   8.604      5.64     4.35
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.170)   (.119)   (.124)     (.13)    (.12)
 Distributions from Realized Capital Gains                    --       --       --        --       --
------------------------------------------------------------------------------------------------------
Total Distributions                                        (.170)   (.119)   (.124)     (.13)    (.12)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $25.73   $30.59   $34.17    $25.69   $20.18
======================================================================================================
TOTAL RETURN*                                            -15.34%  -10.13%   33.50%    27.95%   27.29%
======================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $1,678   $2,643   $2,378    $1,479     $893
 Ratio of Total Expenses to Average Net Assets             0.18%    0.19%    0.19%     0.19%    0.17%
 Ratio of Net Investment Income to Average Net Assets      0.60%    0.36%    0.47%     0.62%    0.70%
 Portfolio Turnover Rate                                     13%      17%      12%        5%       4%
======================================================================================================

*Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

================================================================================
                            TAX-MANAGED CAPITAL APPRECIATION FUND ADMIRAL SHARES
                                                                        NOV. 12*
TO FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                   DEC. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                     .064
 Net Realized and Unrealized Gain (Loss) on Investments                   2.072
--------------------------------------------------------------------------------
  Total from Investment Operations                                        2.136
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     (.346)
 Distributions from Realized Capital Gains                                   --
--------------------------------------------------------------------------------
Total Distributions                                                       (.346)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $51.79
================================================================================
TOTAL RETURN**                                                             4.26%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                      $778
 Ratio of Total Expenses to Average Net Assets                           0.14%+
 Ratio of Net Investment Income to Average Net Assets                    0.79%+
 Portfolio Turnover Rate                                                    13%
================================================================================
 *Inception.
**Total returns do not reflect the 2% redemption fee on shares held less than one year.
 +Annualized.


============================================================================================
                                  TAX-MANAGED CAPITAL APPRECIATION FUND INSTITUTIONAL SHARES
                                                    YEAR ENDED DECEMBER 31,     FEB. 24* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2001     2000      DEC. 31, 1999
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $30.59   $34.18             $26.32
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .188     .136               .129
 Net Realized and Unrealized Gain
 (Loss) on Investments                                    (4.854)  (3.578)             7.877
--------------------------------------------------------------------------------------------
   Total from Investment Operations                       (4.666)  (3.442)             8.006
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.194)   (.148)             (.146)
 Distributions from Realized Capital Gains                    --       --                 --
--------------------------------------------------------------------------------------------
   Total Distributions                                     (.194)   (.148)             (.146)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $25.73   $30.59             $34.18
============================================================================================
TOTAL RETURN**                                           -15.26%  -10.07%             30.43%
============================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $121     $210               $165
 Ratio of Total Expenses to Average Net Assets             0.08%    0.10%             0.10%+
 Ratio of Net Investment Income to Average Net Assets      0.69%    0.46%             0.56%+
 Portfolio Turnover Rate                                     13%      17%                12%
============================================================================================

 *Inception.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.

============================================================================================
                                                  TAX-MANAGED SMALL-CAP FUND INVESTOR SHARES
                                                  YEAR ENDED DECEMBER 31,        FEB. 25* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2001     2000     DEC. 31, 1999
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $14.23   $12.61             $10.00
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .079     .074               .049
 Net Realized and Unrealized Gain
  (Loss) on Investments                                     .696    1.620              2.615
--------------------------------------------------------------------------------------------
  Total from Investment Operations                          .775    1.694              2.664
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.085)   (.074)             (.054)
 Distributions from Realized Capital Gains                    --       --                 --
--------------------------------------------------------------------------------------------
Total Distributions                                        (.085)   (.074)             (.054)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $14.92   $14.23             $12.61
============================================================================================
TOTAL RETURN**                                             5.44%   13.44%             26.28%
============================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $568     $368               $194
 Ratio of Total Expenses to Average Net Assets             0.20%    0.20%             0.19%+
 Ratio of Net Investment Income to Average Net Assets      0.63%    0.64%             0.70%+
 Portfolio Turnover Rate                                     25%      64%                27%
============================================================================================

*Initial share purchase date. Subscription period for the fund was February 22, 1999, to March 24, 1999, during which time all assets were held in money market instruments. Performance measurement begins March 25, 1999.
**Total returns do not reflect the transaction fee on purchases (0.5% beginning 4/1/2000, 1% through 3/31/2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.


============================================================================================
                                             TAX-MANAGED SMALL-CAP FUND INSTITUTIONAL SHARES
                                                   YEAR ENDED DECEMBER 31,       APR. 21* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2001     2000      DEC. 31, 1999
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $14.23   $12.61             $10.76
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
 Net Investment Income                                      .092     .085               .044
 Net Realized and Unrealized Gain (Loss) on Investments     .696    1.620              1.866
--------------------------------------------------------------------------------------------
  Total from Investment Operations                          .788    1.705              1.910
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.098)   (.085)             (.060)
 Distributions from Realized Capital Gains                    --       --                 --
--------------------------------------------------------------------------------------------
  Total Distributions                                      (.098)   (.085)             (.060)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $14.92   $14.23             $12.61
============================================================================================
TOTAL RETURN**                                             5.53%   13.53%             17.77%
============================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                        $53      $46                $19
 Ratio of Total Expenses to Average Net Assets             0.10%    0.10%             0.10%+
 Ratio of Net Investment Income to Average Net Assets      0.73%    0.76%             0.74%+
 Portfolio Turnover Rate                                     25%      64%                27%
============================================================================================

 *Inception.
**Total returns do not reflect the transaction fee on purchases (0.5% beginning 4/1/2000, 1% through 3/31/2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.

============================================================================================
                                              TAX-MANAGED INTERNATIONAL FUND INVESTOR SHARES
                                                   YEAR ENDED DECEMBER 31,       AUG. 17* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2001     2000      DEC. 31, 1999
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.14   $11.96             $10.00
--------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .111      .11                .03
 Net Realized and Unrealized Gain (Loss) on Investments   (2.336)   (1.82)              1.97
--------------------------------------------------------------------------------------------
  Total from Investment Operations                        (2.225)   (1.71)              2.00
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.125)    (.11)              (.04)
 Distributions from Realized Capital Gains                    --       --                 --
--------------------------------------------------------------------------------------------
Total Distributions                                        (.125)    (.11)              (.04)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $7.79   $10.14             $11.96
============================================================================================
TOTAL RETURN**                                           -21.94%  -14.29%             20.01%
============================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $327     $241               $135
 Ratio of Total Expenses to Average Net Assets             0.35%    0.35%             0.35%+
 Ratio of Net Investment Income to Average Net Assets      1.49%    1.24%             0.96%+
 Portfolio Turnover Rate                                     20%       5%                 7%
============================================================================================

 *Inception.
**Total returns do not reflect the transaction fee on purchases (0.25% beginning 4/1/2000, 0.75% through 3/31/2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.


================================================================================
                             TAX-MANAGED INTERNATIONAL FUND INSTITUTIONAL SHARES
                                                                      JAN. 4* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                      DEC. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.13
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                     .123
 Net Realized and Unrealized Gain (Loss) on Investments                  (2.329)
--------------------------------------------------------------------------------
  Total from Investment Operations                                       (2.206)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     (.134)
 Distributions from Realized Capital Gains                                   --
--------------------------------------------------------------------------------
  Total Distributions                                                     (.134)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $7.79
================================================================================
TOTAL RETURN**                                                           -21.77%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                        $55
 Ratio of Total Expenses to Average Net Assets                            0.22%+
 Ratio of Net Investment Income to Average Net Assets                     1.68%+
 Portfolio Turnover Rate                                                     20%
================================================================================
 *Inception.
**Total returns do not reflect the 0.25% transaction fee on purchases or the 2% redemption fee on shares held less than one year.
+Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Tax-Managed Funds comprise the Tax-Managed Balanced, Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, Tax-Managed Small-Cap, and
Tax-Managed International Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

     The Tax-Managed Growth and Income and Tax-Managed Capital Appreciation Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Tax-Managed Small-Cap and Tax-Managed International Funds each offer two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares were first issued on November 12, 2001, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Equity securities listed on an exchange are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at cost, which approximates market value. Securities for which market quotations are not available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4.  FOREIGN   CURRENCY:   Securities  and  other  assets  and   liabilities
denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes.

     Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Fees assessed on capital share transactions are credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At December 31, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                    CAPITAL CONTRIBUTED          PERCENTAGE        PERCENTAGE OF
                            TO VANGUARD             OF FUND           VANGUARD'S
TAX-MANAGED FUND                  (000)          NET ASSETS       CAPITALIZATION
--------------------------------------------------------------------------------
Balanced                           $ 77                0.02%              0.08%
Growth and Income                   419                0.02               0.42
Capital Appreciation                474                0.02               0.47
Small-Cap                           106                0.02               0.11
International                        70                0.02               0.07
--------------------------------------------------------------------------------

The fund's trustees and officers are also directors and officers of Vanguard.

C. During the year ended December 31, 2001, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                             (000)
--------------------------------------------------------------------------------
TAX-MANAGED FUND                                  PURCHASES          SALES
--------------------------------------------------------------------------------
Balanced                                           $113,277       $ 78,025
Growth and Income                                   299,713        111,601
Capital Appreciation                                559,802        348,251
Small-Cap                                           303,716        125,674
International                                       300,590         67,913
--------------------------------------------------------------------------------

     During the year ended December 31, 2001, the Tax-Managed International Fund realized net foreign currency losses of $63,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income.

     During the year ended December 31, 2001, the Tax-Managed International Fund received securities with a value of $665,000 in corporate spinoffs that increased taxable income and the tax basis cost of investments, but had no effect on net investment income or the cost of investments for financial statement purposes. The securities were subsequently sold. For financial statement purposes, the fund has realized gains on these securities that are $665,000 greater than tax basis gains. These realized gains are included in distributable net investment income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

     At December 31, 2001, the funds had available the following realized losses to offset future net capital gains:

--------------------------------------------------------------------------------
                                                             EXPIRATION FISCAL
                                       AMOUNT                   YEAR(S) ENDING
TAX-MANAGED FUND                        (000)                     DECEMBER 31,
--------------------------------------------------------------------------------
Balanced                             $ 17,339                        2005-2010
Growth and Income                     146,140                        2004-2010
Capital Appreciation                  337,037                        2004-2009
Small-Cap                               8,837                        2007-2009
International                          35,047                        2007-2010
--------------------------------------------------------------------------------

D.  At  December  31,  2001,  net  unrealized  appreciation   (depreciation)  of
investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                             (000)
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                      APPRECIATED          DEPRECIATED              APPRECIATION
TAX-MANAGED FUND       SECURITIES           SECURITIES            (DEPRECIATION)
--------------------------------------------------------------------------------
Balanced                 $ 61,236            $ (6,204)                $ 55,032
Growth and Income         493,556            (209,837)                 283,719
Capital Appreciation      789,155            (135,443)                 653,712
Small-Cap                 129,493             (21,357)                 108,136
International               7,486             (73,806)                 (66,320)
--------------------------------------------------------------------------------

     The Tax-Managed International Fund had net unrealized foreign currency gains of $7,000 resulting from the translation of other assets and liabilities at December 31, 2001.

E. The market value of securities on loan to broker/dealers at December 31, 2001, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                 (000)
--------------------------------------------------------------------------------
                                 MARKET VALUE                CASH
                                    OF LOANED          COLLATERAL
TAX-MANAGED FUND                   SECURITIES            RECEIVED
--------------------------------------------------------------------------------
Balanced                                $ 217               $ 236
Growth and Income                          89                  98
Capital Appreciation                    8,422               9,080
Small-Cap                               7,791               8,573
International                           8,097               8,575
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

------------------------------------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                  2001                             2000
                             ------------------------------------       ------------------------
                                        AMOUNT           SHARES          AMOUNT           SHARES
TAX-MANAGED FUND                         (000)            (000)           (000)            (000)
------------------------------------------------------------------------------------------------
BALANCED
 Issued                               $ 68,161            3,864        $ 93,213           4,898
 Issued in Lieu of Cash Distributions    9,344              553           8,795             462
 Redeemed*                             (32,434)          (1,880)        (18,747)           (994)
                             -------------------------------------------------------------------
Net Increase (Decrease)                 45,071            2,537          83,261           4,366
------------------------------------------------------------------------------------------------
GROWTH AND INCOME
 Investor Shares
  Issued                               324,673           12,441         456,636          14,851
  Issued in Lieu of Cash Distributions  19,501              812          19,202             621
 Redeemed**                           (743,255)         (29,770)       (150,786)         (4,969)
                             -------------------------------------------------------------------
 Net Increase (Decrease)--
   Investor Shares                    (399,081)         (16,517)        325,052          10,503
                             -------------------------------------------------------------------
 Admiral Shares
  Issued                               505,285            9,871              --              --
  Issued in Lieu of Cash Distributions   1,422               28              --              --
  Redeemed**                            (2,070)             (41)             --              --
                             -------------------------------------------------------------------
Net Increase (Decrease)--
   Admiral Shares                      504,637            9,858              --              --
                             -------------------------------------------------------------------
 Institutional Shares
  Issued                               119,708            4,676           6,436             206
  Issued in Lieu of Cash Distributions   1,152               48             328              11
  Redeemed**                           (38,144)          (1,695)         (8,704)           (297)
                             -------------------------------------------------------------------
 Net Increase (Decrease)--
   Institutional Shares                 82,716            3,029          (1,940)            (80)
------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION
 Investor Shares
  Issued                               464,981           17,203         677,424          19,938
  Issued in Lieu of Cash Distributions   9,757              375           8,842             288
  Redeemed+                           (987,012)         (38,772)       (115,160)         (3,413)
                             -------------------------------------------------------------------
Net Increase (Decrease)--
   Investor Shares                    (512,274)         (21,194)        571,106          16,813
                             -------------------------------------------------------------------
 Admiral Shares
  Issued                               783,881           15,280              --              --
  Issued in Lieu of Cash Distributions   3,869               74              --              --
  Redeemed+                            (16,698)            (324)             --              --
                             -------------------------------------------------------------------
Net Increase (Decrease)--
  Admiral Shares                       771,052           15,030              --              --
                             -------------------------------------------------------------------
 Institutional Shares
  Issued                                41,064            1,551          70,453           2,022
  Issued in Lieu of Cash Distributions     526               20             813              26
  RedeemedY                            (90,181)          (3,730)            (49)             (2)
                             -------------------------------------------------------------------
Net Increase (Decrease)--
  Institutional Shares                 (48,591)          (2,159)         71,217           2,046
-----------------------------------------------------------------------------------------------
*  Net  of  redemption  fees  for  2001  and  2000  of  $219,000  and  $194,000, respectively (fund totals).
** Net of  redemption  fees  for 2001 and  2000 of  $1,354,000  and  $1,503,000, respectively  (fund  totals).  +Net of  redemption  fees  for  2001  and 2000 of
$1,306,000 and $862,000, respectively (fund totals).

--------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,
                                 -----------------------------------------------
                                           2001                      2000
                                 -----------------------   ---------------------
                                    AMOUNT       SHARES      AMOUNT      SHARES
TAX-MANAGED FUND                     (000)       (000)       (000)       (000)
--------------------------------------------------------------------------------
SMALL-CAP
Investor Shares
  Issued                        $  187,985       13,417  $ 147,655       10,965
  Issued in Lieu of Cash
    Distributions                    2,652          176      1,609          114
  Redeemed*                        (17,587)      (1,318)    (8,542)        (644)
                                ------------------------------------------------
Net Increase (Decrease)--
    Investor Shares                173,050       12,275    140,722       10,435
                                ------------------------------------------------
Institutional Shares
  Issued                            10,070          685     22,541        1,744
  Issued in Lieu of Cash
    Distributions                      281           19        204           15
  Redeemed*                         (5,041)        (359)      (588)         (44)
                                ------------------------------------------------
Net Increase (Decrease)--
    Institutional Shares             5,310          345     22,157        1,715
--------------------------------------------------------------------------------
INTERNATIONAL
Investor Shares
  Issued                           193,025       22,255    143,129       13,140
  Issued in Lieu of Cash
    Distributions                    3,770          486      1,726          172
  Redeemed**                       (35,021)      (4,449)    (8,865)        (844)
                                ------------------------------------------------
Net Increase (Decrease)--
    Investor Shares                161,774       18,292    135,990       12,468
                                ------------------------------------------------
Institutional Shares
  Issued                            69,267        6,955         --           --
  Issued in Lieu of Cash
    Distributions                      932          120         --           --
  Redeemed**                            --           --         --           --
                                ------------------------------------------------
Net Increase (Decrease)--
    Institutional Shares            70,199        7,075         --           --
--------------------------------------------------------------------------------
* Net of redemption fees for 2001 and 2000 of $166,000 and $116,000, respectively (fund totals).

** Net of redemption fees for 2001 and 2000 of $187,000 and $150,000, respectively (fund totals).

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF VANGUARD TAX-MANAGED FUNDS:

In our opinion, the statements of net assets appearing in the insert to this annual report and the related accompanying statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed Balanced Fund,
Tax-Managed Growth and Income Fund, Tax-Managed Capital Appreciation Fund, Tax-Managed Small-Cap Fund, and Tax-Managed International Fund (separate funds of Vanguard Tax-Managed Funds, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 31, 2002

--------------------------------------------------------------------------------
SPECIAL 2001 TAX INFORMATION (UNAUDITED) FOR VANGUARD TAX-MANAGED FUNDS

     This information for the fiscal year ended December 31, 2001, is included pursuant to provisions of the Internal Revenue Code.

     The Tax-Managed Balanced Fund designates 86.86% of its income dividends as exempt-interest dividends.

     The Tax-Managed International Fund has elected to pass through to shareholders the credit for taxes paid in foreign countries. Shareholders receive detailed information on foreign income and foreign tax per share by country along with their 2001 Form 1099-DIV.

     For corporate shareholders,  the following percentages of investment income
(dividend   income   plus   short-term   gains,   if   any)   qualify   for  the
dividends-received deduction.

-------------------------------------------------------
                                             PERCENTAGE
-------------------------------------------------------
Tax-Managed Balanced Fund                         100%*
Tax-Managed Growth and Income Fund                100
Tax-Managed Capital Appreciation Fund             100
Tax-Managed Small-Cap Fund                        100
-------------------------------------------------------
* The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

-------------------------------------------------------------------------------------------------------------
NAME                     POSITION(S) HELD WITH FUND
(DATE OF BIRTH)           (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE          OVERSEEN BY TRUSTEE)        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*           Chairman of the Board,         Chairman of the Board, Chief Executive Officer, and
(July 29, 1954)            Chief Executive Officer,       Director/Trustee  of  The Vanguard Group, Inc., and
May 1987                   and Trustee                    of  each of  the investment companies served by The
                           (106)                          Vanguard Group.
-------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

CHARLES D. ELLIS           Trustee                        The   Partners   of   '63  (pro  bono  ventures  in
(October 23, 1937)         (106)                          education); Senior  Adviser to Greenwich Associates
January 2001                                              (international    business-strategy    consulting);
                                                          Successor  Trustee  of Yale University; Overseer of
                                                          the   Stern   School   of  Business  at   New  York
                                                          University;  Trustee of the Whitehead Institute for
                                                          Biomedical Research.
-------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA             Trustee                        Chairman and Chief Executive Officer (since October
(December 23, 1945)        (84)                           1999), Vice Chairman (January-September 1999),  and
December 2001                                             Vice President  (prior to September 1999)  of  Rohm
                                                          and Haas Co.  (chemicals); Director  of Technitrol,
                                                          Inc.  (electronic components),  and  Agere  Systems
                                                          (communications components); Board  Member  of  the
                                                          American Chemistry Council;  and Trustee  of Drexel
                                                          University.
-------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN     Trustee                        Vice President, Chief Information Officer, and
(January 25, 1950)         (106)                          Member  of  the  Executive  Committee  of Johnson &
                                                          Johnson  (pharmaceuticals/consumer products);  July
                                                          1998  Director  of  the Medical Center at Princeton
                                                          and Women's Research and Education Institute.
-------------------------------------------------------------------------------------------------------------
BRUCE K. MACLAURY          Trustee                        President  Emeritus  of  The  Brookings Institution
(May 7, 1931)              (86)                           (an      independent,      nonpartisan     research
                                                          organization);  Director  of  the  American Express
                                                          January 1990 Bank, Ltd.,  The  St.  Paul Companies,
                                                          Inc.  (insurance and financial services),  and  the
                                                          National Steel Corp.
-------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL          Trustee                        Chemical Bank Chairman's Professor of Economics,
(August 28, 1932)          (104)                          Princeton   University;   Director   of  Prudential
May 1977                                                  Insurance Co.   of America, BKF Capital (investment
                                                          management), The  Jeffrey  Co. (a holding company),
                                                          and NeuVis, Inc. (a software company).
-------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.      Trustee                        Chairman, President, Chief  Executive Officer, and
(October 8, 1941)          (106)                          Director of NACCO Industries, Inc. (forklift trucks
January 1993                                              /housewares/lignite);     Director   of    Goodrich
                                                          Corporation  (industrial  products/aircraft systems
                                                          and services); Director  of  the  Standard Products
                                                          Company  (a  supplier  for the automotive industry)
                                                          until 1998.
-------------------------------------------------------------------------------------------------------------
JAMES O. WELCH, JR.        Trustee                        Retired  Chairman  of Nabisco Brands, Inc.; retired
(May 13, 1931)             (106)                          Vice Chairman and Director of RJR Nabisco; Director
September 1971                                            of TECO Energy, Inc.
-------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON         Trustee                        Retired  Chairman  and  Chief  Executive Officer of
(March 2, 1936)            (106)                          Rohm  and  Haas Co.(chemicals); Director of Cummins
April 1985 Corp.                                          Inc.  (diesel engines), The  Mead (paper products),
                                                          and    AmerisourceBergen    Corp.   (pharmaceutical
                                                          distribution);  Trustee  of  Vanderbilt University.
-------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

-------------------------------------------------------------------------------------------------------------
NAME                       POSITION(S) HELD WITH FUND
(DATE OF BIRTH)            (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE      OVERSEEN BY TRUSTEE)           PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON          Secretary                      Managing  Director  and  General  Counsel   of  The
(April 25, 1951)           (106)                          Vanguard   Group,   Inc.  (since  September  1997);
June 2001                                                 Secretary of The Vanguard Group, and of each of the
                                                          investment companies served by  The Vanguard Group;
                                                          Principal of The Vanguard Group (prior to September
                                                          1997).
-------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer                      Principal of The Vanguard Group, Inc.; Treasurer of
(May 21, 1957)             (106)                          each of  the  investment companies  served  by  The
July 1998                                                 Vanguard Group.
-------------------------------------------------------------------------------------------------------------
* Officers of the Funds are  "interested  persons" as defined in the  Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM

Mortimer J. Buckley, Information Technology.
F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.
Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.
Ralph K. Packard, Chief Financial Officer.
Ian A. MacKinnon, Fixed Income Group.
George U. Sauter, Quantitative Equity Group.
--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.


Vanguard, The Vanguard Group, Vanguard.com, Admiral, VIPER, Explorer, Morgan, LifeStrategy, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the property of their respective owners.

[PICTURE OF THE VANGUARD SHIP]
[THE VANGUARD LOGO]
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

ABOUT OUR COVER

Our cover photograph was taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photograph is copyrighted by Mr. Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(TM). Prospectuses may also be viewed online.

FUND INFORMATION
1-800-662-7447

TEXT TELEPHONE
1-800-952-3335

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

WORLD WIDE WEB
www.vanguard.com

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q870 022002

VANGUARD TAX-MANAGED FUNDS(R)

STATEMENT OF NET ASSETS * DECEMBER 31, 2001

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, all of which appear in the accompanying report.

     This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market-value order (grouped by country for the Tax-Managed International Fund). The Tax-Managed Balanced Fund's municipal bond holdings are grouped and subtotaled by state. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
CONTENTS

Tax-Managed Balanced Fund                1
Tax-Managed Growth and Income Fund      12
Tax-Managed Capital Appreciation Fund   18
Tax-Managed Small-Cap Fund              24
Tax-Managed International Fund          31
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                          SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS (48.0%)
--------------------------------------------------------------------------------
  General Electric Co.                          $     196,009     $       7,856
* Microsoft Corp.                                      88,200             5,843
  Citigroup, Inc.                                     102,715             5,185
  Pfizer, Inc.                                        124,425             4,958
  Exxon Mobil Corp.                                   123,944             4,871
  Intel Corp.                                         131,700             4,142
  International Business Machines Corp.                31,700             3,834
  American International Group, Inc.                   45,706             3,629
  Johnson & Johnson                                    60,332             3,566
  Wal-Mart Stores, Inc.                                56,000             3,223
* AOL Time Warner Inc.                                 77,610             2,491
  Home Depot, Inc.                                     47,200             2,408
* Cisco Systems, Inc.                                 121,400             2,199
  SBC Communications Inc.                              54,744             2,144
  Verizon Communications                               44,600             2,117
  The Coca-Cola Co.                                    42,500             2,004
  PepsiCo, Inc.                                        36,400             1,772
  Abbott Laboratories                                  30,000             1,673
  American Home Products Corp.                         26,900             1,651
  Merck & Co., Inc.                                    27,500             1,617
  Eli Lilly & Co.                                      20,100             1,579
  Procter & Gamble Co.                                 19,900             1,575
  Bank of America Corp.                                24,705             1,555
  Philip Morris Cos., Inc.                             33,800             1,550
  Bristol-Myers Squibb Co.                             30,300             1,545
  ChevronTexaco Corp.                                  16,219             1,453
  AT&T Corp.                                           72,859             1,322
* Dell Computer Corp.                                  48,600             1,321
* Viacom Inc. Class B                                  28,871             1,275

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                          SHARES              (000)
--------------------------------------------------------------------------------
* Amgen, Inc.                                   $      22,200     $       1,253
  Fannie Mae                                           14,800             1,177
* Oracle Corp.                                         84,500             1,167
  Pharmacia Corp.                                      27,175             1,159
  BellSouth Corp.                                      28,300             1,080
  Medtronic, Inc.                                      20,300             1,040
  Wells Fargo Co.                                      23,700             1,030
  J.P. Morgan Chase & Co.                              28,300             1,029
  Freddie Mac                                          15,100               988
  Morgan Stanley Dean Witter & Co.                     16,760               938
* WorldCom Inc.- WorldCom Group                        65,265               919
* QUALCOMM, Inc.                                       16,900               853
  American Express Co.                                 23,600               842
* Liberty Media Corp.                                  58,194               815
  Merrill Lynch & Co., Inc.                            15,600               813
  Lowe's Cos., Inc.                                    17,100               794
  Anheuser-Busch Cos., Inc.                            17,000               769
* Comcast Corp.-Special Class A                        21,000               756
* Applied Materials, Inc.                              18,700               750
  The Walt Disney Co.                                  35,700               740
  Schering-Plough Corp.                                20,300               727
  Fifth Third Bancorp                                  11,800               724
  Baxter International, Inc.                           13,200               708
* Sun Microsystems, Inc.                               56,700               697
  Washington Mutual, Inc.                              21,000               687
  Texas Instruments, Inc.                              24,500               686
* AT&T Wireless Services Inc.                          47,530               683
  Cardinal Health, Inc.                                 9,890               639
  First Data Corp.                                      7,984               626
* Clear Channel Communications, Inc.                   11,930               607
  MBNA Corp.                                           17,100               602
  Walgreen Co.                                         17,600               592
* EMC Corp.                                            43,400               583
  UnitedHealth Group Inc.                               8,200               580
* Cendant Corp.                                        28,595               561
  Waste Management, Inc.                               17,401               555
* Kohl's Corp.                                          7,800               549
  Automatic Data Processing, Inc.                       9,000               530
  The Goldman Sachs Group, Inc.                         5,600               519
* Tenet Healthcare Corp.                                8,727               512
* Veritas Software Corp.                               11,419               512
* Costco Wholesale Corp.                               11,400               506
* Safeway, Inc.                                        11,934               498
  The Boeing Co.                                       12,840               498
  Alcoa Inc.                                           13,888               494
* Concord EFS, Inc.                                    14,750               484
  Harley-Davidson, Inc.                                 8,900               483
  Lucent Technologies, Inc.                            75,341               474
  Minnesota Mining &  Manufacturing Co.                 4,000               473
* Micron Technology, Inc.                              15,000               465
  Conoco Inc.                                          16,400               464
  Motorola, Inc.                                       30,806               463
  State Street Corp.                                    8,800               460
  E.I. du Pont de Nemours & Co.                        10,800               459
* Maxim Integrated Products, Inc.                       8,700               457
* Sanmina-SCI Corp.                                    22,708               452
  Bank One Corp.                                       11,464               448
* FedEx Corp.                                           8,600               446
  Charles Schwab Corp.                                 28,750               445
  Anadarko Petroleum Corp.                              7,796               443
  Lehman Brothers Holdings, Inc.                        6,600               441
  Phillips Petroleum Co.                                7,300               440
* The Kroger Co.                                       20,700               432
  Sysco Corp.                                          16,400               430
* Forest Laboratories, Inc.                             5,200               426
  Lockheed Martin Corp.                                 9,100               425
* Analog Devices, Inc.                                  9,434               419
* Guidant Corp.                                         8,300               413
  Wachovia Corp.                                       13,100               411
* Sprint PCS                                           16,700               408
  Southwest Airlines Co.                               22,018               407
  General Dynamics Corp.                                5,100               406
  McDonald's Corp.                                     15,100               400
* Agilent Technologies, Inc.                           13,963               398
* Best Buy Co., Inc.                                    5,300               395
* Xilinx, Inc.                                          9,900               387
  Illinois Tool Works, Inc.                             5,700               386
* General Motors Corp. Class H                         24,562               379
  FleetBoston Financial Corp.                          10,200               372
* Genzyme Corp.                                         6,200               371
  USA Education Inc.                                    4,400               370
  Capital One Financial Corp.                           6,700               361
  HCA Inc.                                              9,302               358
* PeopleSoft, Inc.                                      8,900               358
* Siebel Systems, Inc.                                 12,700               355
  Baker Hughes, Inc.                                    9,740               355
  John Hancock Financial Services, Inc.                 8,600               355
  United Parcel Service, Inc.                           6,500               354
  AFLAC, Inc.                                          14,400               354
  Hewlett-Packard Co.                                  17,000               349
* eBay Inc.                                             5,200               348
* Bed Bath & Beyond, Inc.                              10,200               346
  Qwest Communications International Inc.              24,451               345
  Stryker Corp.                                         5,800               339
  Paychex, Inc.                                         9,650               336
* Staples, Inc.                                        17,737               332
  Progressive Corp. of Ohio                             2,200               328
  Metropolitan Life Insurance Co.                      10,300               326
  El Paso Corp.                                         7,257               324
* JDS Uniphase Corp.                                   37,100               322
  Linear Technology Corp.                               8,200               320
* MedImmune Inc.                                        6,900               320

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Wellpoint Health Networks Inc. Class A        $       2,733     $         319
* Lexmark International, Inc.                           5,400               319
  Northrop Grumman Corp.                                3,159               318
* KLA-Tencor Corp.                                      6,400               317
* NVIDIA Corp.                                          4,600               308
* Univision Communications Inc.                         7,600               307
* Fiserv, Inc.                                          7,225               306
* Electronic Arts Inc.                                  5,100               306
  Gillette Co.                                          9,000               301
  Golden West Financial Corp.                           5,100               300
* Apple Computer, Inc.                                 13,700               300
  Moody's Corp.                                         7,500               299
* Affiliated Computer  Services, Inc. Class A           2,800               297
  The Hartford Financial Services Group Inc.            4,700               295
  Xerox Corp.                                          28,300               295
  Mylan Laboratories, Inc.                              7,800               293
  AMBAC Financial Group Inc.                            5,050               292
* SunGard Data Systems, Inc.                           10,100               292
* Tricon Global Restaurants, Inc.                       5,900               290
* Broadcom Corp.                                        7,100               290
* Biogen, Inc.                                          5,000               287
* Network Appliance, Inc.                              13,100               286
  Biomet, Inc.                                          9,225               285
* Advanced Micro Devices, Inc.                         17,900               284
* Federated Department Stores, Inc.                     6,900               282
* Intuit, Inc.                                          6,500               278
* Immunex Corp.                                        10,000               277
  Loews Corp.                                           5,000               277
* Cox Communications, Inc.Class A                       6,600               277
  Ocean Energy, Inc.                                   14,400               276
* PG&E Corp.                                           14,300               275
* AES Corp.                                            16,800               275
* HEALTHSOUTH Corp.                                    18,500               274
* SPX Corp.                                             2,000               274
* International Game Technology                         4,000               273
  Kinder Morgan, Inc.                                   4,900               273
* Starbucks Corp.                                      14,200               271
* AutoNation, Inc.                                     21,900               270
* King Pharmaceuticals, Inc.                            6,400               270
  M & T Bank Corp.                                      3,700               270
* Sabre Holdings Corp.                                  6,340               268
  MGIC Investment Corp.                                 4,300               265
* Boston Scientific Corp.                              11,000               265
* Altera Corp.                                         12,500               265
  Wrigley, (Wm.) Jr. Co.                                5,100               262
* Robert Half International, Inc.                       9,800               262
  Cintas Corp.                                          5,450               262
* Health Management Associates Class A                 14,112               260
* BJ Services Co.                                       8,000               260
  Danaher Corp.                                         4,300               259
  Burlington Resources, Inc.                            6,900               259
* Convergys Corp.                                       6,900               259
  Apache Corp.                                          5,170               258
  MBIA, Inc.                                            4,800               257
* Republic Services, Inc. Class A                      12,800               256
  Mattel, Inc.                                         14,680               252
* Office Depot, Inc.                                   13,600               252
* Quest Diagnostics, Inc.                               3,500               251
  Starwood Hotels & Resorts Worldwide, Inc.             8,401               251
  Stilwell Financial, Inc.                              9,200               250
  ServiceMaster Co.                                    18,100               250
  CenturyTel, Inc.                                      7,575               248
* AutoZone Inc.                                         3,400               244
  Franklin Resources Corp.                              6,900               243
* National Semiconductor Corp.                          7,900               243
  Coca-Cola Enterprises, Inc.                          12,800               242
  Telephone & Data Systems, Inc.                        2,700               242
  Adobe Systems, Inc.                                   7,800               242
* Novellus Systems, Inc.                                6,100               241
* Harrah's Entertainment, Inc.                          6,500               241
* Thermo Electron Corp.                                10,075               240
* St. Jude Medical, Inc.                                3,092               240
* EchoStar Communications Corp.                         8,600               236
  AmerisourceBergen Corp.                               3,700               235
* Teradyne, Inc.                                        7,800               235
* NEXTEL Communications, Inc.                          21,400               235
* Sepracor Inc.                                         4,100               234
* Brinker International, Inc.                           7,850               234
* Microchip Technology, Inc.                            6,000               232
* American Standard Cos., Inc.                          3,400               232
* Brocade Communications Systems, Inc.                  7,000               232
  Amerada Hess Corp.                                    3,700               231
  EOG Resources, Inc.                                   5,900               231
* BISYS Group, Inc.                                     3,600               230
* Cadence Design Systems, Inc.                         10,500               230
  Darden Restaurants Inc.                               6,500               230
  PepsiAmericas, Inc.                                  16,600               229
* Waters Corp.                                          5,900               229
* IDEC Pharmaceuticals Corp.                            3,300               227
* USA Networks, Inc.                                    8,300               227
* Zimmer Holdings, Inc.                                 7,370               225
* Nabors Industries, Inc.                               6,500               223
* Oxford Health Plans, Inc.                             7,400               223
* Trigon Healthcare, Inc.                               3,200               222
* Tellabs, Inc.                                        14,800               221
* BEA Systems, Inc.                                    14,300               220
  NIKE, Inc. Class B                                    3,900               219
  Radian Group, Inc.                                    5,100               219
* Andrx Group                                           3,100               218
* Noble Drilling Corp.                                  6,400               218

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                          SHARES              (000)
--------------------------------------------------------------------------------
  The PMI Group Inc.                            $       3,250     $         218
  The Pepsi Bottling Group, Inc.                        9,200               216
* BJ's Wholesale Club, Inc.                             4,900               216
  Praxair, Inc.                                         3,900               215
  Legg Mason Inc.                                       4,300               215
* LSI Logic Corp.                                      13,600               215
* DST Systems, Inc.                                     4,300               214
* Gentex Corp.                                          8,000               214
* Cablevision Systems- NY Group Class A                 4,500               214
* Compuware Corp.                                      18,100               213
* Weatherford International, Inc.                       5,715               213
  Electronic Data Systems Corp.                         3,100               213
  Kerr-McGee Corp.                                      3,874               212
* Jones Apparel Group, Inc.                             6,400               212
* Dollar Tree Stores, Inc.                              6,850               212
* Apogent Technologies Inc.                             8,200               212
  Centex Corp.                                          3,700               211
  ENSCO International, Inc.                             8,500               211
  NSTAR                                                 4,700               211
* Computer Sciences Corp.                               4,300               211
* Emulex Corp.                                          5,300               209
* Smurfit-Stone Container Corp.                        13,088               209
  Devon Energy Corp.                                    5,390               208
  The St. Joe Co.                                       7,500               208
* Chiron Corp.                                          4,740               208
  Federated Investors, Inc.                             6,500               207
* Express Scripts Inc.                                  4,400               206
* Edison International                                 13,600               205
  Rouse Co. REIT                                        7,000               205
  Expeditors International of Washington, Inc.          3,600               205
  Aetna Inc.                                            6,169               204
  Dynegy, Inc.                                          7,924               202
* Fox Entertainment Group, Inc. Class A                 7,600               202
  Torchmark Corp.                                       5,100               201
  ALLTEL Corp.                                          3,230               199
* Toys R Us, Inc.                                       9,600               199
  Archer-Daniels-Midland Co.                           13,821               198
* NCR Corp.                                             5,368               198
  Countrywide Credit Industries, Inc.                   4,800               197
  Plum Creek Timber Company Inc.                        6,900               196
* KPMG Consulting Inc.                                 11,800               196
  Manpower Inc.                                         5,800               196
* ICOS Corp.                                            3,400               195
* Niagara Mohawk Holdings Inc.                         11,000               195
* Comverse Technology, Inc.                             8,700               195
  Fluor Corp.                                           5,200               194
* MGM Mirage, Inc.                                      6,714               194
  Delta Air Lines, Inc.                                 6,600               193
  Northern Trust Corp.                                  3,200               193
* Mohawk Industries, Inc.                               3,500               192
* Allied Waste Industries, Inc.                        13,600               191
* FMC Corp.                                             3,200               190
* CIENA Corp.                                          13,300               190
  Corning, Inc.                                        21,200               189
* Apollo Group, Inc. Class A                            4,200               189
* Abercrombie & Fitch Co.                               7,100               188
* Smith International, Inc.                             3,500               188
* Energizer Holdings, Inc.                              9,800               187
  Fastenal Co.                                          2,800               186
* Laboratory Corp. of America Holdings                  2,300               186
  C.H. Robinson Worldwide, Inc.                         6,400               185
  Zions Bancorp                                         3,500               184
* Universal Health Services Class B                     4,300               184
* Solectron Corp.                                      16,300               184
  Kimberly-Clark Corp.                                  3,072               184
  Sovereign Bancorp, Inc.                              15,000               184
  Golden State Bancorp Inc.                             7,000               183
* Whole Foods Market, Inc.                              4,200               183
* Orion Power Holdings, Inc.                            7,000               183
* Citizens Communications Co.                          17,137               183
* VeriSign, Inc.                                        4,800               183
  ITT Industries, Inc.                                  3,600               182
  Navistar International Corp.                          4,600               182
  Sigma-Aldrich Corp.                                   4,600               181
* Avaya Inc.                                           14,853               180
  General Motors Corp.                                  3,679               179
  Molex, Inc.                                           5,766               178
  Lennar Corp.                                          3,800               178
  Newmont Mining Corp.                                  9,289               178
* Jabil Circuit, Inc.                                   7,800               177
* Synopsys, Inc.                                        3,000               177
* Rowan Cos., Inc.                                      9,100               176
* Pactiv Corp.                                          9,900               176
* Celgene Corp.                                         5,500               176
* Lear Corp.                                            4,600               175
* Coach, Inc.                                           4,500               175
* Pioneer Natural Resources Co.                         9,100               175
* Medicis Pharmaceutical Corp.                          2,700               174
* Cabot Microelectronics Corp.                          2,200               174
* Continental Airlines, Inc. Class B                    6,600               173
* Security Capital Group Inc. REIT Class B              6,800               173
  Investors Financial Services Corp.                    2,600               172
* Calpine Corp.                                        10,200               171
* L-3 Communications Holdings, Inc.                     1,900               171
  Millipore Corp.                                       2,800               170
* IVAX Corp.                                            8,437               170
* Palm, Inc.                                           43,783               170
  Reinsurance Group of America, Inc.                    5,100               170
  U.S. Bancorp                                          8,100               170
* Cooper Cameron Corp.                                  4,200               170
  Lyondell Chemical Co.                                11,800               169

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* LaBranche & Co. Inc.                          $       4,900     $         169
* Patterson-UTI Energy, Inc.                            7,200               168
  Ford Motor Co.                                       10,665               168
* CDW Computer Centers, Inc.                            3,100               167
* Outback Steakhouse                                    4,850               166
  Herman Miller, Inc.                                   7,000               166
* Tech Data Corp.                                       3,800               164
  Big Lots Inc.                                        15,800               164
* AmeriCredit Corp.                                     5,200               164
  Estee Lauder Cos. Class A                             5,100               164
* ADC Telecommunications, Inc.                         35,000               161
* Certegy, Inc.                                         4,700               161
  Wesco Financial Corp.                                   510               161
  Skywest, Inc.                                         6,300               160
* RF Micro Devices, Inc.                                8,300               160
* Atmel Corp.                                          21,600               159
* Reebok International Ltd.                             6,000               159
* Barr Laboratories, Inc.                               2,000               159
* Smithfield Foods, Inc.                                7,200               159
  Martin Marietta Materials, Inc.                       3,400               158
  Northeast Utilities                                   8,900               157
  Tyson Foods, Inc.                                    13,531               156
* Sealed Air Corp.                                      3,820               156
  Circuit City Stores, Inc.                             6,000               156
* Exult Inc.                                            9,700               156
* LAM Research Corp.                                    6,700               156
  Noble Affiliates, Inc.                                4,400               155
  Total System Services, Inc.                           7,300               155
* U.S. Cellular Corp.                                   3,400               154
* Watson Pharmaceuticals, Inc.                          4,900               154
  McKesson Corp.                                        4,100               153
* American Power Conversion Corp.                      10,600               153
* Charter Communications, Inc.                          9,300               153
* Jacobs Engineering Group Inc.                         2,300               152
* Westwood One, Inc.                                    5,000               150
* Freeport-McMoRan Copper & Gold Inc. Class B          11,200               150
* Polo Ralph Lauren Corp.                               5,600               150
  Tootsie Roll Industries, Inc.                         3,811               149
* Timberland Co.                                        4,000               148
* Investment Technology Group, Inc.                     3,750               147
  Caterpillar, Inc.                                     2,800               146
* Grant Prideco, Inc.                                  12,715               146
  Union Pacific Corp.                                   2,559               146
  Transatlantic Holdings, Inc.                          1,600               146
* Catellus Development Corp.                            7,900               145
* United Rentals, Inc.                                  6,400               145
  XTO Energy, Inc                                       8,300               145
* Mettler-Toledo International Inc.                     2,800               145
  Dime Bancorp, Inc.                                    4,000               144
* Hercules, Inc.                                       14,200               142
  Metris Cos., Inc.                                     5,500               141
  Computer Associates International, Inc.               4,046               140
  Solutia, Inc.                                         9,900               139
* Riverstone Networks, Inc.                             8,359               139
* Gemstar-TV Guide International, Inc.                  5,000               139
* Western Wireless Corp. Class A                        4,900               138
  Emerson Electric Co.                                  2,400               137
* Oakley, Inc.                                          8,400               137
* Packaging Corp. of America                            7,500               136
  Xcel Energy, Inc.                                     4,900               136
* Rite Aid Corp.                                       26,800               136
* Alleghany Corp.                                         700               135
* Constellation Brands, Inc. Class A                    3,100               133
* Reliant Resources, Inc.                               7,900               130
* US Airways Group, Inc.                               20,500               130
  Albertson's, Inc.                                     4,100               129
  Pogo Producing Co.                                    4,900               129
  Sprint Corp.                                          6,400               129
* Forest Oil Corp.                                      4,500               127
  Roslyn Bancorp, Inc.                                  7,250               127
* Markel Corp.                                            700               126
* Cypress Semiconductor Corp.                           6,300               126
  IMS Health, Inc.                                      6,400               125
* Knight Trading Group, Inc.                           11,300               125
  United Technologies Corp.                             1,900               123
  Becton, Dickinson & Co.                               3,700               123
  DENTSPLY International Inc.                           2,400               120
* Devry, Inc.                                           4,200               119
* Citrix Systems, Inc.                                  5,200               118
* American Tower Corp. Class A                         12,200               116
  Leucadia National Corp.                               4,000               115
  Honeywell International Inc.                          3,400               115
  St. Paul Cos., Inc.                                   2,600               114
  UAL Corp.                                             8,400               113
  Precision Castparts Corp.                             4,000               113
  Peabody Energy Corp.                                  4,000               113
* Instinet Group Inc.                                  11,000               111
* PanAmSat Corp.                                        5,044               110
* Adelphia Communications Corp. Class A                 3,500               109
* Enterasys Networks, Inc.                             12,300               109
* AMR Corp.                                             4,900               109
* BlackRock, Inc.                                       2,600               108
* Northwest Airlines Corp. Class A                      6,800               107
* Unisys Corp.                                          8,500               107
* Shaw Group, Inc.                                      4,500               106
  NiSource, Inc.                                        4,577               106
* Kmart Corp.                                          19,300               105
  The Gap, Inc.                                         7,525               105
* Saks Inc.                                            11,200               105
* BMC Software, Inc.                                    6,300               103
* Global Industries Ltd.                               11,500               102
  W.W. Grainger, Inc.                                   2,100               101

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
BALANCED FUND                                          SHARES              (000)
--------------------------------------------------------------------------------
* BroadWing Inc.                                $      10,400     $          99
  Massey Energy Co.                                     4,700                97
  Compaq Computer Corp.                                 9,981                97
* Lamar Advertising Co. Class A                         2,300                97
* Pride International, Inc.                             6,400                97
  Kellogg Co.                                           3,200                96
* Park Place Entertainment Corp.                       10,500                96
* Mirant Corp.                                          5,900                95
* Global Power Equipment Group Inc.                     6,100                92
* Conseco Inc.                                         20,400                91
  The MONY Group Inc.                                   2,600                90
* Conexant Systems, Inc.                                6,200                89
  Neuberger Berman Inc.                                 2,000                88
* Columbia Sportswear Co.                               2,600                87
* Metro-Goldwyn-Mayer Inc.                              3,900                85
  R.J. Reynolds Tobacco Holdings, Inc.                  1,501                85
* Quantum Corp.- DLT & Storage Systems                  8,500                84
  Dominion Resources, Inc.                              1,290                78
* Gateway, Inc.                                         9,600                77
  PerkinElmer, Inc.                                     2,200                77
* Plug Power, Inc.                                      8,800                77
  Nucor Corp.                                           1,400                74
* TeleCorp PCS, Inc.                                    5,788                72
* Foundry Networks, Inc.                                8,300                68
* Triton PCS, Inc.                                      2,300                68
  Williams Cos., Inc.                                   2,564                65
  Worldcom, Inc.-MCI Group                              5,000                64
  Hilton Hotels Corp.                                   5,779                63
* Arrow Electronics, Inc.                               2,100                63
* Capstone Turbine Corp.                               11,400                62
* Aquila, Inc.                                          3,600                62
  Burlington Northern Santa Fe Corp.                    2,038                58
* Polycom, Inc.                                         1,700                58
  The Bank of New York Co., Inc.                        1,400                57
* Parametric Technology Corp.                           7,300                57
* National-Oilwell, Inc.                                2,700                56
  The Clorox Co.                                        1,300                51
* Varco International, Inc.                             3,400                51
* Sicor, Inc.                                           3,200                50
  Liz Claiborne, Inc.                                   1,000                50
  Diamond Offshore Drilling, Inc.                       1,600                49
* Cablevision Systems Corp.- Rainbow Media Group        1,950                48
* NRG Energy, Inc.                                      3,000                47
* Vitesse Semiconductor Corp.                           3,700                46
  Valero Energy Corp.                                   1,200                46
  Marriott International, Inc. Class A                  1,100                45
  Allmerica Financial Corp.                             1,000                45
* Hanover Compressor Co.                                1,700                43
* Newfield Exploration Co.                              1,200                43
* Ceridian Corp.                                        2,200                41
* Vishay Intertechnology, Inc.                          2,100                41
* KEMET Corp.                                           2,300                41
  Pulte Homes, Inc.                                       900                40
  Delphi Automotive Systems Corp.                       2,935                40
* Amkor Technology, Inc.                                2,500                40
* Crown Castle International Corp.                      3,700                40
  Eaton Vance Corp.                                     1,100                39
  Rockwell Collins Inc.                                 2,000                39
  SCANA Corp.                                           1,400                39
  Dollar General Corp.                                  2,460                37
* Quanta Services, Inc.                                 2,300                35
  Beckman Coulter, Inc.                                   800                35
* Macrovision Corp.                                     1,000                35
* CNA Financial Corp.                                   1,200                35
  Newell Rubbermaid, Inc.                               1,218                34
  Clayton Homes Inc.                                    1,900                32
* 3Com Corp.                                            5,000                32
  The Limited, Inc.                                     2,138                31
* Viasys Healthcare Inc.                                1,471                30
* Agere Systems Inc.                                    5,000                28
  Hasbro, Inc.                                          1,725                28
* Human Genome Sciences, Inc.                             800                27
  Reynolds & Reynolds Class A                           1,100                27
* Time Warner Telecom Inc.                              1,500                27
  E.W. Scripps Co. Class A                                400                26
  Belo Corp. Class A                                    1,400                26
  Autodesk, Inc.                                          700                26
  Sealed Air Corp. $2.00 Cvt. Pfd.                        617                26
  21st Century Insurance Group                          1,300                25
* McDATA Corp. Class A                                  1,002                25
  FirstEnergy Corp.                                       700                24
  Georgia Pacific Group                                   872                24
  Cinergy Corp.                                           700                23
  TXU Corp.                                               472                22
* Yahoo!, Inc.                                          1,200                21
* UTStarcom, Inc.                                         700                20
* ONI Sytems Corp.                                      3,100                19
  Host Marriott Corp. REIT                              2,100                19
  Nordstrom, Inc.                                         900                18
* Sycamore Networks, Inc.                               3,000                16
* Mandalay Resort Group                                   700                15
  D. R. Horton, Inc.                                      400                13
  RadioShack Corp.                                        400                12
* Nextel Partners, Inc.                                   900                11
  Providian Financial Corp.                             3,000                11
  Visteon Corp.                                           693                10
* PRIMEDIA Inc.                                         2,300                10
* Level 3 Communications, Inc.                          1,700                 9
* Sonus Networks, Inc.                                  1,700                 8
  Allegheny Technologies Inc.                             288                 5
  CVS Corp.                                               128                 4
  Enron Corp.                                           5,300                 3
* NTL Inc.                                              2,606                 2

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* McLeodUSA, Inc. Class A                               4,300                 2
* Infonet Services Corp.                                  300                 1
* Metromedia Fiber Network, Inc.                          900                --
* Williams Communications Group, Inc.                      94                --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $152,165)                                               $     201,074
--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (52.2%)
--------------------------------------------------------------------------------
ALASKA (0.4%)
Matanuska-Susitna Borough AK GO
  5.50%, 3/1/2012 (3)                           $       1,695             1,807

ARIZONA (0.3%)
Arizona Transp. Board Highway Rev.
  6.50%, 7/1/2011                                       1,000             1,039


CALIFORNIA (2.1%)
California Dept. of Water Resources Water
    System Rev. (Central Valley Project)
  8.25%, 12/1/2003                                       290                322

California GO
  6.40%, 2/1/2006 (1)                                     500               559

California Health Fac. Finance Auth.
    (Catholic Healthcare West)
  6.25%, 7/1/2006 (1)                                     395               443

California Public Works Board Lease Rev.
    (Dept. of Corrections)
  5.00%, 9/1/2011 (2)                                   1,535             1,601

Central Coast CA Water Auth.
  6.00%, 10/1/2008 (2)                                  1,000             1,111

Clovis CA Unified School Dist. GO
  0.00%, 8/1/2005 (3)                                   2,000             1,787

Los Angeles CA Unified School Dist. GO
  6.00%, 7/1/2008 (3)                                   1,000             1,125

Los Angeles CA Wastewater System Rev.
  5.75%, 6/1/2010 (1)                                     400               427

San Bernardino CA Medical Center COP
  5.50%, 8/1/2005 (1)                                     500               543

South Orange County CA Public Finance Auth.
  7.00%, 9/1/2006 (1)                                     875             1,014
                                                                  --------------
                                                                  $       8,932
                                                                  --------------
COLORADO (0.7%)
Colorado Springs CO Util. Rev. System
  5.375%, 11/15/2013                                    2,775             2,919


CONNECTICUT (0.2%)
South Central Connecticut Regional
    Water Auth. Water System Rev.
  5.75%, 8/1/2006 (3)                                     900               946

DISTRICT OF COLUMBIA (1.7%)
DISTRICT OF COLUMBIA GO
  5.40%, 6/1/2012 (2)                                     455               474
  5.50%, 6/1/2004 (4)                                   1,000             1,058
  5.50%, 6/1/2007                                       2,000             2,144
  6.75%, 6/1/2005 (1)                                       5                 5

DISTRICT OF COLUMBIA REV.
    (GEORGE WASHINGTON UNIV.)
  6.00%, 9/15/2011 (1)                                  3,000             3,287
                                                                  --------------
                                                                  $       6,968
                                                                  --------------
FLORIDA (1.6%)
Broward County FL School Dist. GO
  5.30%, 2/15/2004                                      1,295             1,355

FLORIDA TURNPIKE AUTH. REV.
  5.25%, 7/1/2009 (3)                                     485               516
  5.25%, 7/1/2010 (3)                                     825               872

JACKSONVILLE FL ELECTRIC AUTH. REV. VRDO
    (Electric System)
  1.80%, 1/3/2002                                       1,845             1,845

LEE COUNTY FL SCHOOL BOARD COP
  6.00%, 8/1/2005 (3)                                     800               871

TAMPA FL HEALTH SYSTEM REV. (CATHOLIC HEALTH)
  5.00%, 11/15/2009 (2)                                 1,000             1,035
                                                                  --------------
                                                                  $       6,494
                                                                  --------------
GEORGIA (1.7%)
ATLANTA GA AIRPORT REV.
  5.75%, 1/1/2013 (3)                                   3,370             3,599

GEORGIA MUNI. ELECTRIC POWER AUTH. REV.
  6.25%, 1/1/2012 (1)                                   3,000             3,378
                                                                  --------------
                                                                  $       6,977
                                                                  --------------
HAWAII (0.5%)
HAWAII GO
  5.875%, 10/1/2014 (1)                                 1,870             2,018

ILLINOIS (1.2%)
CHICAGO IL GO (CITY COLLEGES IMPROVEMENT)
  0.00%, 1/1/2012 (3)                                   2,380             1,441

ILLINOIS HEALTH FAC. AUTH. REV.
    (HOSP. SISTERS SERVICES INC.)
  5.00%, 6/1/2002                                       1,635             1,656

ILLINOIS HEALTH FAC. AUTH. REV. VRDO
    (UNIV. OF CHICAGO HOSP. & Health Systems)
  1.90%, 1/3/2002 (1)                                   2,100             2,100
                                                                  --------------
                                                                  $       5,197
                                                                  --------------
KANSAS (0.5%)
KANSAS DEV. FINANCE AUTH. BOARD OF REGENTS
  5.50%, 10/1/2003                                      1,800             1,894
                                                                  --------------

--------------------------------------------------------------------------------
                                                         FACE             MARKET
TAX-MANAGED                                            AMOUNT             VALUE*
BALANCED FUND                                           (000)              (000)
--------------------------------------------------------------------------------
KENTUCKY (0.1%)
KENTUCKY PROPERTY & Buildings Comm. Rev.
  5.80%, 9/1/2006                                         400               417

LOUISIANA (1.7%)
LOUISIANA GO
  5.50%, 5/15/2015                                      2,665             2,784

LOUISIANA PUBLIC FAC. AUTH. HOSP. REV.
    (FRANCISCAN MISSIONARIES)
  5.00%, 7/1/2002 (4)                                   2,000             2,032

ST. CHARLES PARISH LA PCR PUT (ENTERGY INC.)
  5.35%, 10/1/2003                                      2,400             2,457
                                                                  --------------
                                                                  $       7,273
                                                                  --------------
MARYLAND (0.8%)
MARYLAND DEPT. OF TRANSP.
  5.20%, 9/15/2004                                        400               423

MARYLAND HEALTH & Higher Educ. Fac.
    Auth. Rev. (Johns Hopkins Univ.)
  6.00%, 7/1/2005                                       2,740             2,984
                                                                  --------------
                                                                  $       3,407
                                                                  --------------
MASSACHUSETTS (2.6%)
CHELSEA MA GO
  5.50%, 6/15/2011 (2)                                    740               790
  5.50%, 6/15/2012 (2)                                    735               781

MASSACHUSETTS BAY TRANSP. AUTH.
  5.125%, 3/1/2013                                      1,695             1,733
  6.25%, 3/1/2005                                       1,000             1,088

MASSACHUSETTS GO VRDO
  1.50%, 1/3/2002                                         100               100
  1.55%, 1/3/2002                                         100               100

MASSACHUSETTS HEALTH & Educ. Fac. Auth.
    Rev. (Northeastern Univ.)
  5.00%, 10/1/2017 (1)                                  1,000               996

MASSACHUSETTS HEALTH & Educ. Fac. Auth.
    Rev. VRDO (Harvard Univ.)
  1.55%, 1/9/2002                                       2,000             2,000

MASSACHUSETTS IND. FINANCE AGENCY RESOURCE
    RECOVERY REV. (REFUSETECH INC.)
  6.30%, 7/1/2005                                       1,000             1,052

MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
  6.00%, 8/1/2010                                       1,780             1,975

MASSACHUSETTS WATER RESOURCES AUTH. REV.
  5.75%, 8/1/2004 (1)                                     300               326
                                                                  --------------
                                                                  $      10,941
                                                                  --------------

MICHIGAN (2.5%)
DICKINSON COUNTY MI MEMORIAL HOSP. SYSTEM REV.
  7.625%, 11/1/2005                                       280               305

GREATER DETROIT MI RESOURCE RECOVERY AUTH.
  6.25%, 12/13/2006 (2)                                 1,200             1,337

MICHIGAN BUILDING AUTH. REV.
  5.125%, 10/15/2011                                    3,015             3,116
  5.30%, 10/1/2010                                      1,250             1,319

MICHIGAN ENVIRONMENTAL PROTECTION PROGRAM GO
  6.25%, 11/1/2008 (Prere.)                             1,000             1,057

MICHIGAN HOUSING DEV. AUTH. REV.
  6.30%, 4/1/2004                                       1,000             1,033

MICHIGAN MUNI. BOND AUTH. REV. CLEAN
    WATER REVOLVING FUND
  5.875%, 10/1/2014                                     2,110             2,314
                                                                  --------------
                                                                  $      10,481
                                                                  --------------
MISSISSIPPI (0.3%)
JACKSON COUNTY MS PORT FAC. VRDO (CHEVRON USA INC.)
  1.90%, 1/3/2002                                       1,050             1,050

MISSOURI (0.7%)
MISSOURI HEALTH & Educ. Fac. Auth. Health Fac. Rev.
  5.50%, 12/1/2015                                      2,965             3,089


NEBRASKA (0.6%)
NEBRASKA PUBLIC POWER DIST. REV.
  5.25%, 1/1/2005 (1)                                   2,000             2,119
  5.25%, 1/1/2010 (1)                                     125               131
  5.25%, 1/1/2011 (1)                                     225               235
                                                                  --------------
                                                                  $       2,485
                                                                  --------------
NEVADA (1.1%)
CLARK COUNTY NV AIRPORT IMPROVEMENT REV. VRDO
  1.55%, 1/9/2002 (1)                                   2,000             2,000

CLARK COUNTY NV AIRPORT REV.
  5.00%, 7/1/2005 (1)                                   1,705             1,790

CLARK COUNTY NV SCHOOL DIST. GO
  5.90%, 6/15/2006 (3)(Prere.)                            750               826
                                                                  --------------
                                                                  $       4,616
                                                                  --------------
NEW JERSEY (4.8%)
NEW JERSEY ECON. DEV. AUTH. MARKET
    TRANSITION FAC. REV.
  5.70%, 7/1/2005 (1)                                     400               434

NEW JERSEY HEALTH CARE FAC. AUTH. REV.
    (Atlantic City Medical Center)
  6.80%, 7/1/2005                                       1,000             1,040

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
NEW JERSEY TRANSP. CORP. COP
  5.50%, 9/15/2011 (2)                          $       3,000     $       3,232

New Jersey Transp. Trust Fund Auth. Rev.
  5.00%, 6/15/2014                                      1,555             1,570
  6.00%, 6/15/2005 (2)                                  2,500             2,714
  6.00%, 6/15/2008                                        250               277
  6.00%, 12/15/2014                                       955             1,056
  6.00%, 12/15/2015                                     1,440             1,586

NEW JERSEY TURNPIKE AUTH. REV.
 5.625%, 1/1/2015 (1)                                   8,000             8,407
                                                                  -------------
                                                                  $      20,316
                                                                  -------------
NEW YORK (5.5%)
Erie County NY GO
  6.125%, 1/15/2011 (3)                                   610               690

HEMPSTEAD NY GO
  5.625%, 2/1/2011 (3)                                    840               899

HUNTINGTON NY GO
  6.70%, 2/1/2010 (3)                                     375               435

LONG ISLAND NY POWER AUTH. ELECTRIC SYSTEM REV.
  5.50%, 12/1/2009 (2)                                  2,000             2,157

METRO. NEW YORK TRANSP. AUTH. REV. (COMMUTER FAC.)
  6.00%, 7/1/2006 (1)                                   1,000             1,101

METRO. NEW YORK TRANSP. AUTH. REV.
    (DEDICATED PETROLEUM TAX)
  6.125%, 4/1/2014 (3)                                  2,110             2,337

NEW YORK CITY NY GO
  6.375%, 8/15/2005 (Prere.)                              135               152
  6.375%, 8/15/2009                                       505               557
  7.10%, 8/15/2004 (Prere.)                               500               561

NEW YORK CITY NY GO VRDO
  1.80%, 1/3/2002 (LOC)                                   600               600

NEW YORK CITY NY IDA (USTA NATIONAL TENNIS CENTER)
  6.25%, 11/15/2006                                     2,000             2,172

NEW YORK CITY NY TRANSITIONAL FINANCE AUTH. REV.
  5.875%, 11/1/2012                                     3,305             3,623

NEW YORK CITY NY TRANSITIONAL FINANCE AUTH.
    Rev. VRDO
  1.55%, 1/9/2002                                       1,300             1,300

NEW YORK STATE DORMITORY AUTH. REV.
    (State Univ.)
  5.375%, 5/15/2007 (2)                                   400               428

NEW YORK STATE DORMITORY AUTH. REV.
    (VASSAR BROTHERS HOSP.)
  5.10%, 7/1/2010 (4)                                   1,500             1,563

NEW YORK STATE ENVIRONMENTAL FAC. CORP. PCR
    (STATE WATER RECOVERY FUND)
  6.35%, 6/15/2004 (Prere.)                               295               325
  6.35%, 6/15/2006                                        225               246

NEW YORK STATE THRUWAY AUTH. (SERVICE CONTRACT)
  5.40%, 4/1/2005 (1)                                     400               425

SUFFOLK COUNTY NY GO
  5.00%, 4/1/2007 (3)                                   1,120             1,176

TRIBOROUGH BRIDGE & Tunnel New York Auth. Rev.
  5.50%, 1/1/2006 (4)                                   2,000             2,147
                                                                  --------------
                                                                  $      22,894
                                                                  --------------
OHIO (3.4%)
BUTLER COUNTY OH TRANSP. IMPROVEMENT DIST. REV.
  6.00%, 4/1/2012 (4)                                   2,250             2,458

CLEVELAND OH PUBLIC POWER SYSTEM REV.
  7.00%, 11/15/2004 (1)(Prere.)                         2,750             3,108

HAMILTON COUNTY OH HOSP. FAC. REV. VRDO
    (HEALTH ALLIANCE OF GREATER CINCINNATI)
  1.62%, 1/9/2002 (1)                                     600               600

LORAIN COUNTY OH HOSP. REV.
    (CATHOLIC HEALTHCARE PARTNERS)
  5.625%, 9/1/2013 (1)                                  1,775             1,869
  6.00%, 9/1/2004 (1)                                   1,080             1,158

Ohio Air Quality Dev. Auth. VRDO
    (Cincinnati Gas & Electric Co.)
  1.85%, 1/3/2002 (LOC)                                 2,000             2,000

OHIO HOUSING FINANCE AGENCY REV.
  5.025%, 3/1/2021                                      1,330             1,357

Ohio Public Fac. Comm. Higher Educ. Fac.
  5.50%, 12/1/2006 (1)                                    400               421

Ohio Water Dev. Auth.
  5.75%, 12/1/2005 (1)                                    540               568
  6.00%, 12/1/2004 (2)(Prere.)                            315               330
  6.00%, 12/1/2008 (2)                                    435               459
                                                                  --------------
                                                                  $      14,328
                                                                  --------------

OKLAHOMA (0.2%)

OKLAHOMA DEV. FINANCE AUTH. REV.
    (HILLCREST HEALTHCARE)
  5.00%, 8/15/2009                                      1,185               955

OREGON (0.6%)
OREGON STATE DEPT. OF ADMINISTRATIVE
    Services Rev.
  5.75%, 4/1/2014 (4)                                   2,400             2,562

PENNSYLVANIA (2.7%)
LEHIGH COUNTY PA GENERAL PURPOSE HOSP. AUTH.
    REV. VRDO (LEHIGH VALLEY HEALTH NETWORK)
  1.85%, 1/3/2002 (2)                                   1,400             1,400

--------------------------------------------------------------------------------
                                                         FACE             MARKET
TAX-MANAGED                                            AMOUNT             VALUE*
BALANCED FUND                                           (000)              (000)
--------------------------------------------------------------------------------
MONTGOMERY COUNTY PA IDA PCR (PECO ENERGY)
  5.20%, 10/1/2030                              $       2,000     $       2,089

PENNSYLVANIA CONVENTION CENTER AUTH. REV.
  6.70%, 9/1/2014 (1)                                     500               553

PENNSYLVANIA HIGHER EDUC. FAC. AUTH. REV.
    (ALLEGHENY/DELAWARE VALLEY)
  5.00%, 11/15/2006 (1)                                 1,125             1,177

PENNSYLVANIA TURNPIKE COMM.
    OIL FRANCHISE TAX REV.
  5.25%, 12/1/2009 (2)                                    615               653
  5.25%, 12/1/2011 (2)                                    455               478

PHILADELPHIA PA AIRPORT PARKING AUTH.
  5.75%, 9/1/2008 (2) 1,150 1,247

PHILADELPHIA PA HOSP. & Higher Educ. Fac. Auth.
    Rev. VRDO (Children's Hosp.)
  1.90%, 1/3/2002                                         680               680

PHILADELPHIA PA SCHOOL DIST. GO
  6.25%, 9/1/2005 (2)                                     870               955

PHILADELPHIA PA WATER & Wastewater Rev.
  6.25%, 8/1/2009 (1)                                   1,000             1,121

PITTSBURGH PA GO
  5.20%, 3/1/2010 (3)                                     580               596

Pittsburgh PA Water & Sewer Auth. Rev.
  5.60%, 9/1/2005 (3)(Prere.)                             235               253
                                                                  --------------
                                                                  $      11,202
                                                                  --------------

SOUTH DAKOTA (0.2%)
SOUTH DAKOTA BUILDING AUTH. LEASE REV.
  5.25%, 12/1/2010 (2)                                  1,000             1,040

TENNESSEE (0.5%)
METRO. GOVT. OF NASHVILLE & Davidson County
    TN Water & Sewer Rev.
  6.50%, 1/1/2009 (3)                                   2,000             2,265

TEXAS (9.7%)
AUSTIN TX COMBINED UTIL. SYSTEM REV.
  0.00%, 11/15/2011                                     3,450             2,131
  5.60%, 5/15/2005 (1)(Prere.)                          1,205             1,294

AUSTIN TX WATER AND WASTE SYSTEM REV.
  5.75%, 5/15/2011 (1)                                  2,200             2,375

CARROLLTON TX INDEPENDENT SCHOOL DIST.
  6.00%, 2/15/2012                                      2,925             3,236

DALLAS TX CIVIC CENTER REFUNDING & Improvement
  4.60%, 8/15/2009 (1)                                    110               111
  4.70%, 8/15/2010 (1)                                    815               826

FORT WORTH TX WATER & Sewer Rev.
  5.25%, 2/15/2011                                      3,800             3,931

HARRIS COUNTY TX HEALTH FAC. DEV. CORP. HOSP.
    REV. VRDO (METHODIST HOSP. OF HOUSTON)
  1.90%, 1/3/2002                                       1,200             1,200

HARRIS COUNTY TX HEALTH FAC. DEV. CORP. REV.
    (CHRISTUS HEALTH)
  5.25%, 7/1/2004                                       3,945             4,098

HARRIS COUNTY TX HEALTH FAC. DEV. CORP. REV.
    VRDO (ST. LUKE'S EPISCOPAL HOSP.)
  1.90%, 1/3/2002                                       1,800             1,800

HARRIS COUNTY TX HEALTH FAC. DEV. CORP. REV.
     VRDO (YMCA OF GREATER HOUSTON)
  1.90%, 1/3/2002 (LOC)                                 2,200             2,200

HARRIS COUNTY TX IDA VRDO (SHELL OIL CO.)
  1.85%, 1/3/2002                                       1,000             1,000

HOUSTON TX HOTEL OCCUPANCY TAX & Special Rev.
    (Convention & Entertainment)
  5.25%, 7/1/2007 (4)                                     500               537

HOUSTON TX WATER & Sewer System Rev.
  0.00%, 12/1/2008 (2)                                  2,750             2,008
  5.50%, 12/1/2014 (4)                                  1,000             1,046

LOWER COLORADO RIVER AUTH. TEXAS REV.
  5.75%, 5/15/2011 (4)                                  3,000             3,236

LUBBOCK TX HEALTH FAC. (ST JOSEPH HEALTH SYSTEM)
  5.00%, 7/1/2008 (4)                                   1,645             1,696

NORTHWEST TEXAS INDEPENDENT SCHOOL DIST. GO
  0.00%, 8/15/2004                                      2,205             2,020

SAN ANTONIO TX ELECTRIC & Gas Rev.
  5.125%, 2/1/2009                                      1,000             1,042

SAN ANTONIO TX WATER REV.
  6.50%, 5/15/2002 (1)(Prere.)                            145               151
  6.50%, 5/15/2010 (1)(ETM)                                75                84
  6.50%, 5/15/2010 (1)                                    280               291

TEXAS MUNI. POWER AGENCY REV.
  0.00%, 9/1/2010                                       4,000             2,647

TEXAS WATER FINANCE ASSISTANCE GO
  5.00%, 8/1/2008                                         690               708
  5.00%, 8/1/2009                                       1,050             1,078
                                                                  --------------
                                                                  $      40,746
                                                                  --------------

UTAH (0.4%)
INTERMOUNTAIN POWER AGENCY UTAH POWER SUPPLY REV.
  5.20%, 7/1/2006                                       1,150             1,196

SALT LAKE CITY UT BUILDING AUTH. LEASE REV.
  5.90%, 10/1/2006 (1)                                    260               283
                                                                  --------------
                                                                  $       1,479
                                                                  --------------

--------------------------------------------------------------------------------
                                                         FACE             MARKET
TAX-MANAGED                                            AMOUNT             VALUE*
BALANCED FUND                                           (000)              (000)
--------------------------------------------------------------------------------
VIRGINIA (0.5%)
HENRICO COUNTY VA WATER & Sewer Rev.
  5.25%, 5/1/2011                               $       1,485     $       1,580

VIRGINIA TRANSP. BOARD REV.
  6.00%, 5/15/2007                                        500               528
                                                                  --------------
                                                                  $       2,108
                                                                  --------------
WASHINGTON (1.4%)
KING COUNTY WA LIBRARY SYSTEM GO
  6.05%, 12/1/2007                                      1,000             1,087

SEATTLE WA MUNI. LIGHT & Power Rev.
  6.25%, 7/1/2004 (Prere.)                                700               769

Seattle WA Water System Rev.
  5.20%, 12/1/2005                                      2,320             2,420

Tacoma WA Electric System Rev.
  5.50%, 1/1/2012 (2)                                     500               500

Washington GO
  6.00%, 6/1/2012                                       1,000             1,107
                                                                  --------------
                                                                  $       5,883
                                                                  --------------
WEST VIRGINIA (0.3%)
WEST VIRGINIA BUILDING COMM. REV.
  5.25%, 7/1/2008 (1)                                   1,150             1,218

WISCONSIN (0.7%)
WISCONSIN GO
  5.75%, 5/1/2012                                       1,355             1,469
  5.75%, 5/1/2014                                       1,340             1,471
                                                                  --------------
                                                                  $       2,940
                                                                  --------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
    (Cost $212,763)                                                     218,886
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.69%, 1/2/2002--Note E
    (Cost $236)                                           236               236
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
    (Cost $365,164)                                                     420,196
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      6,782
Liabilities--Note E                                                      (8,075)
                                                                  --------------
                                                                         (1,293)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 24,378,962 outstanding $.001
par value shares of beneficial interest
    (unlimited authorization)                                     $     418,903
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                         $       17.18
================================================================================
* See Note A in Notes to Financial Statements.
* Non-income-producing security.
COP--Certificate of Participation.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
REIT--Real Estate Investment Trust.
VRDO--Variable Rate Demand Obligation.
(Prere.)--Prerefunded.
(ETM)--Escrowed to Maturity.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (AMBAC Indemnity Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
The insurance does not guarantee the market value of the municipal bonds.

(LOC)--Scheduled principal and interest payments are guaranteed by bank letter of credit.

--------------------------------------------------------------------------------
                                                       AMOUNT               PER
                                                        (000)             SHARE
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                 $     381,667     $       15.65
Overdistributed Net
  Investment Income                                      (459)             (.02)
Accumulated Net
  Realized Losses--Note C                             (17,337)             (.71)
Unrealized Appreciation--Note D                        55,032              2.26
--------------------------------------------------------------------------------
NET ASSETS                                      $     418,903     $       17.18
================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                                 SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  General Electric Co.                              2,154,116            86,337
* Microsoft Corp.                                   1,168,684            77,425
  Exxon Mobil Corp.                                 1,484,494            58,341
  Citigroup, Inc.                                   1,116,510            56,361
  Wal-Mart Stores, Inc.                               967,286            55,667
  Pfizer, Inc.                                      1,364,339            54,369
  Intel Corp.                                       1,456,736            45,814
  International Business Machines Corp.               373,836            45,219
  American International Group, Inc.                  566,963            45,017
  Johnson & Johnson                                   665,792            39,348
* AOL Time Warner Inc.                                960,923            30,846
  Merck & Co., Inc.                                   493,858            29,039
* Cisco Systems, Inc.                               1,592,402            28,838
  SBC Communications Inc.                             729,770            28,585
  Verizon Communications                              589,364            27,971
  Home Depot, Inc.                                    508,829            25,955
  Tyco International Ltd.                             433,152            25,513
  The Coca-Cola Co.                                   539,926            25,458
  Royal Dutch Petroleum Co. ADR                       461,216            22,609
  Procter & Gamble Co.                                281,368            22,265
  Philip Morris Cos., Inc.                            470,479            21,572
  Bank of America Corp.                               341,701            21,510
  Bristol-Myers Squibb Co.                            420,176            21,429
  ChevronTexaco Corp.                                 231,675            20,760
  Eli Lilly & Co.                                     244,196            19,179
  Abbott Laboratories                                 336,594            18,765
  PepsiCo, Inc.                                       379,980            18,501
  American Home Products Corp.                        286,036            17,551
  Fannie Mae                                          217,032            17,254
* Viacom Inc. Class B                                 382,475            16,886
* Oracle Corp.                                      1,208,072            16,684
  Wells Fargo Co.                                     367,504            15,968
  J.P. Morgan Chase & Co.                             428,590            15,579
  BellSouth Corp.                                     407,772            15,557
* Dell Computer Corp.                                 565,800            15,378
  AT&T Corp.                                          766,990            13,913
  Medtronic, Inc.                                     262,436            13,439
  Morgan Stanley Dean Witter & Co.                    237,778            13,301
* Amgen, Inc.                                         226,652            12,792
  Pharmacia Corp.                                     279,492            11,920
  Schering-Plough Corp.                               317,372            11,365
  Texas Instruments, Inc.                             375,488            10,514
  American Express Co.                                289,264            10,324
  Minnesota Mining &  Manufacturing Co.                85,045            10,053
  Bank One Corp.                                      252,754             9,870
  Freddie Mac                                         150,660             9,853
  Merrill Lynch & Co., Inc.                           183,484             9,563
  E.I. du Pont de Nemours & Co.                       222,233             9,447
  Wachovia Corp.                                      295,030             9,252
  The Walt Disney Co.                                 441,896             9,156
* WorldCom Inc.- WorldCom Group                       639,391             9,003
  U.S. Bancorp                                        422,954             8,852
  Anheuser-Busch Cos., Inc.                           191,728             8,668
* Sun Microsystems, Inc.                              702,784             8,644
  Hewlett-Packard Co.                                 420,504             8,637
* QUALCOMM, Inc.                                      165,700             8,368
  FleetBoston Financial Corp.                         226,577             8,270
  Target Corp.                                        195,728             8,035
* AT&T Wireless Services Inc.                         548,509             7,882
  Automatic Data Processing, Inc.                     133,636             7,871
  Lowe's Cos., Inc.                                   167,912             7,793
  Fifth Third Bancorp                                 125,354             7,688
  Gillette Co.                                        228,816             7,643
  Walgreen Co.                                        221,160             7,444
  McDonald's Corp.                                    278,630             7,375
  Motorola, Inc.                                      482,473             7,247
* Comcast Corp.-Special Class A                       198,692             7,153
  Unilever NV ADR                                     124,021             7,145
* Applied Materials, Inc.                             177,000             7,098
  Electronic Data Systems Corp.                       102,800             7,047
  The Boeing Co.                                      181,583             7,042
  Colgate-Palmolive Co.                               119,612             6,908
  Baxter International, Inc.                          128,088             6,869
  Schlumberger Ltd.                                   124,810             6,858
  Kimberly-Clark Corp.                                113,844             6,808
  Duke Energy Corp.                                   168,306             6,608
  Dow Chemical Co.                                    195,496             6,604
* Clear Channel Communications, Inc.                  129,557             6,596
  United Technologies Corp.                           101,689             6,572
  Alcoa Inc.                                          184,156             6,547
  The Bank of New York Co., Inc.                      159,600             6,512
  MBNA Corp.                                          184,795             6,505
  First Data Corp.                                     82,738             6,491
* EMC Corp.                                           480,350             6,456
  Marsh & McLennan Cos., Inc.                          59,556             6,399
  Cardinal Health, Inc.                                97,768             6,322
  Washington Mutual, Inc.                             190,081             6,216
  Ford Motor Co.                                      392,619             6,172
  Honeywell International Inc.                        176,328             5,963
  General Motors Corp.                                120,402             5,852
  Household International, Inc.                        99,211             5,748
  Emerson Electric Co.                                 92,832             5,301
* Sprint PCS                                          213,672             5,216
  Nortel Networks Corp.                               694,696             5,210
  Allstate Corp.                                      154,580             5,209
* Kohl's Corp.                                         72,600             5,114
  Qwest Communications International Inc.             360,976             5,101
  Metropolitan Life Insurance Co.                     157,400             4,986
  Phillips Petroleum Co.                               82,612             4,978
  El Paso Corp.                                       110,795             4,943

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  UnitedHealth Group Inc.                       $      67,628     $       4,786
  Lucent Technologies, Inc.                           740,110             4,655
  Charles Schwab Corp.                                296,275             4,583
* Safeway, Inc.                                       109,000             4,551
  Illinois Tool Works, Inc.                            66,038             4,472
  Lockheed Martin Corp.                                95,676             4,465
* Costco Wholesale Corp.                               97,952             4,347
  Waste Management, Inc.                              136,051             4,341
  Computer Associates  International, Inc.            124,900             4,308
  HCA Inc.                                            111,586             4,301
  International Paper Co.                             104,532             4,218
* Cendant Corp.                                       213,197             4,181
  ALLTEL Corp.                                         67,236             4,151
* Tenet Healthcare Corp.                               70,566             4,144
  General Mills, Inc.                                  78,982             4,108
* Micron Technology, Inc.                             129,900             4,027
  SunTrust Banks, Inc.                                 62,552             3,922
* Veritas Software Corp.                               86,854             3,894
  Caterpillar, Inc.                                    74,490             3,892
  Sprint Corp.                                        192,744             3,870
  Gannett Co., Inc.                                    57,404             3,859
  National City Corp.                                 131,660             3,850
  Conoco Inc.                                         135,551             3,836
  Southern Co.                                        151,012             3,828
  Mellon Financial Corp.                              101,356             3,813
  Sysco Corp.                                         144,816             3,797
  Sara Lee Corp.                                      170,172             3,783
  State Street Corp.                                   70,600             3,689
* Maxim Integrated Products, Inc.                      70,000             3,676
* The Kroger Co.                                      174,476             3,641
  Omnicom Group Inc.                                   40,300             3,601
  Compaq Computer Corp.                               367,239             3,584
* Concord EFS, Inc.                                   109,300             3,583
  Carnival Corp.                                      127,100             3,569
  Harley-Davidson, Inc.                                65,700             3,568
  BB&T Corp.                                           98,397             3,553
  General Dynamics Corp.                               43,732             3,483
* Analog Devices, Inc.                                 78,400             3,480
  PNC Financial Services Group                         61,701             3,468
  Lehman Brothers Holdings, Inc.                       51,600             3,447
  Dominion Resources, Inc.                             57,133             3,434
* Best Buy Co., Inc.                                   45,700             3,404
* FedEx Corp.                                          64,784             3,361
  Sears, Roebuck & Co.                                 70,099             3,340
  The Hartford Financial Services Group Inc.           53,102             3,336
  Exelon Corp.                                         69,593             3,332
* Guidant Corp.                                        66,100             3,292
  NIKE, Inc. Class B                                   58,312             3,280
* Immunex Corp.                                       118,200             3,275
* Forest Laboratories, Inc.                            38,500             3,155
  H.J. Heinz Co.                                       76,088             3,129
  Union Pacific Corp.                                  54,000             3,078
  Southwest Airlines Co.                              166,232             3,072
  Anadarko Petroleum Corp.                             54,009             3,070
  American Electric Power Co., Inc.                    69,937             3,044
  CIGNA Corp.                                          31,438             2,913
  Northern Trust Corp.                                 48,188             2,902
  Williams Cos., Inc.                                 112,061             2,860
  USA Education Inc.                                   34,000             2,857
* Agilent Technologies, Inc.                           99,801             2,845
  Paychex, Inc.                                        81,275             2,832
* Xilinx, Inc.                                         72,400             2,827
* Siebel Systems, Inc.                                100,300             2,806
  AFLAC, Inc.                                         113,300             2,783
  ConAgra Foods, Inc.                                 116,592             2,771
  Albertson's, Inc.                                    88,001             2,771
  Raytheon Co.                                         84,919             2,757
* Genzyme Corp.                                        45,600             2,730
  TXU Corp.                                            57,544             2,713
  Equity Office Properties Trust REIT                  90,000             2,707
  Linear Technology Corp.                              68,800             2,686
  John Hancock Financial Services, Inc.                64,900             2,680
  Baker Hughes, Inc.                                   72,891             2,658
  Kellogg Co.                                          88,236             2,656
  Campbell Soup Co.                                    88,912             2,656
* PeopleSoft, Inc.                                     65,700             2,641
  XL Capital Ltd. Class A                              28,800             2,631
  The Gap, Inc.                                       186,985             2,607
  The McGraw-Hill Cos., Inc.                           41,876             2,554
  The Chubb Corp.                                      36,909             2,547
  Weyerhaeuser Co.                                     46,969             2,540
  Capital One Financial Corp.                          46,700             2,520
  CVS Corp.                                            84,924             2,514
  Wrigley, (Wm.) Jr. Co.                               48,794             2,507
  Alcan Inc.                                           69,665             2,503
* JDS Uniphase Corp.                                  287,300             2,494
  Stryker Corp.                                        42,700             2,492
  Masco Corp.                                          99,268             2,432
  Interpublic Group of Cos., Inc.                      82,054             2,424
  Tribune Co.                                          64,691             2,421
  Northrop Grumman Corp.                               23,868             2,406
  May Department Stores Co.                            64,920             2,401
  Burlington Northern Santa Fe Corp.                   84,027             2,397
  Avon Products, Inc.                                  51,284             2,385
  Progressive Corp. of Ohio                            15,900             2,374
  TJX Cos., Inc.                                       59,204             2,360
  Transocean Sedco Forex Inc.                          69,200             2,340
  McKesson Corp.                                       62,169             2,325
* Broadcom Corp.                                       56,800             2,321
  Air Products & Chemicals, Inc.                       49,380             2,316
  Loews Corp.                                          41,600             2,304
  FirstEnergy Corp.                                    64,461             2,255

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                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                                 SHARES              (000)
--------------------------------------------------------------------------------
* King Pharmaceuticals, Inc.                    $      53,366     $       2,248
* Sanmina-SCI Corp.                                   112,720             2,243
  KeyCorp                                              91,648             2,231
  Deere & Co.                                          50,979             2,226
  Comerica, Inc.                                       38,553             2,209
* Yahoo!, Inc.                                        123,600             2,193
* MedImmune Inc.                                       46,500             2,155
  Occidental Petroleum Corp.                           81,145             2,153
  FPL Group, Inc.                                      38,149             2,152
  Progress Energy, Inc.                                47,611             2,144
* Bed Bath & Beyond, Inc.                              63,000             2,136
  Allergan, Inc.                                       28,436             2,134
  Marriott International, Inc.Class A                  52,368             2,129
* Boston Scientific Corp.                              87,582             2,113
* NVIDIA Corp.                                         31,400             2,101
  Xcel Energy, Inc.                                    75,036             2,081
  Aon Corp.                                            58,450             2,076
  Archer-Daniels-Midland Co.                          143,214             2,055
  Golden West Financial Corp.                          34,254             2,016
  USX-Marathon Group                                   67,178             2,015
* Solectron Corp.                                     178,300             2,011
  Lincoln National Corp.                               41,142             1,998
  The Clorox Co.                                       50,514             1,998
  Hershey Foods Corp.                                  29,498             1,997
  Franklin Resources Corp.                             56,600             1,996
  Pitney Bowes, Inc.                                   52,880             1,989
* KLA-Tencor Corp.                                     40,000             1,982
  St. Paul Cos., Inc.                                  45,066             1,982
* Intuit, Inc.                                         46,000             1,968
  Dynegy, Inc.                                         76,100             1,941
  Praxair, Inc.                                        34,860             1,926
  Unocal Corp.                                         52,923             1,909
* NEXTEL Communications, Inc.                         173,300             1,899
  Public Service Enterprise Group, Inc.                44,935             1,896
* AES Corp.                                           115,731             1,892
  PPG Industries, Inc.                                 36,325             1,879
* Staples, Inc.                                       100,200             1,874
  Danaher Corp.                                        31,000             1,870
  Entergy Corp.                                        47,686             1,865
  Becton, Dickinson & Co.                              56,192             1,863
  Eastman Kodak Co.                                    63,228             1,861
  Barrick Gold Corp.                                  116,319             1,855
  Consolidated Edison Inc.                             45,800             1,848
* Univision Communications Inc.                        45,600             1,845
* Biogen, Inc.                                         32,100             1,841
  SouthTrust Corp.                                     74,400             1,835
  Corning, Inc.                                       205,439             1,833
  Coca-Cola Enterprises, Inc.                          96,100             1,820
* Computer Sciences Corp.                              37,044             1,814
  Applera Corp.- Applied Biosystems Group              46,000             1,806
  Biomet, Inc.                                         58,215             1,799
* Chiron Corp.                                         41,000             1,797
  H & R Block, Inc.                                    39,900             1,784
* Altera Corp.                                         83,500             1,772
  Cintas Corp.                                         36,700             1,762
  MBIA, Inc.                                           32,000             1,716
  Reliant Energy, Inc.                                 64,687             1,715
* Federated Department Stores, Inc.                    41,900             1,714
* Fiserv, Inc.                                         40,450             1,712
* AutoZone Inc.                                        23,400             1,680
* Apple Computer, Inc.                                 76,100             1,667
* Lexmark International, Inc.                          28,200             1,664
  Delphi Automotive Systems Corp.                     120,873             1,651
  Rohm & Haas Co.                                      47,557             1,647
  Burlington Resources, Inc.                           43,617             1,637
  Xerox Corp.                                         156,430             1,630
  Dover Corp.                                          43,880             1,627
  CSX Corp.                                            46,014             1,613
* Wellpoint Health Networks Inc. Class A               13,800             1,613
  Mattel, Inc.                                         93,720             1,612
* PG&E Corp.                                           83,558             1,608
  Adobe Systems, Inc.                                  51,600             1,602
  Newell Rubbermaid, Inc.                              57,573             1,587
  Synovus Financial Corp.                              63,200             1,583
* Starbucks Corp.                                      82,800             1,577
* Network Appliance, Inc.                              71,900             1,572
* Tricon Global Restaurants, Inc.                      31,675             1,558
  J.C. Penney Co., Inc.                                57,306             1,542
  Norfolk Southern Corp.                               83,719             1,535
  Johnson Controls, Inc.                               18,976             1,532
  Ingersoll-Rand Co.                                   36,390             1,521
  Jefferson-Pilot Corp.                                32,643             1,510
  AmSouth Bancorp                                      78,963             1,492
  Apache Corp.                                         29,810             1,487
  DTE Energy Co.                                       35,302             1,481
  Equity Residential Properties Trust REIT             51,400             1,476
* St. Jude Medical, Inc.                               18,946             1,471
  Regions Financial Corp.                              49,100             1,470
  The Pepsi Bottling Group, Inc.                       61,500             1,445
  MGIC Investment Corp.                                23,100             1,426
  New York Times Co. Class A                           32,930             1,424
  AmerisourceBergen Corp.                              22,200             1,411
* Convergys Corp.                                      37,400             1,402
  UnumProvident Corp.                                  52,562             1,393
* Mirant Corp.                                         86,278             1,382
  Genuine Parts Co.                                    37,637             1,381
  Georgia Pacific Group                                49,884             1,377
  The Limited, Inc.                                    92,994             1,369
  Moody's Corp.                                        33,980             1,354
  Kinder Morgan, Inc.                                  24,200             1,348
  Avery Dennison Corp.                                 23,784             1,345

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Cincinnati Financial Corp.                    $      35,100     $       1,339
  Union Planters Corp.                                 29,600             1,336
* International Game Technology                        19,400             1,325
  Charter One Financial                                48,783             1,324
* Tellabs, Inc.                                        88,300             1,321
  AMBAC Financial Group Inc.                           22,800             1,319
  Stilwell Financial, Inc.                             48,100             1,309
  Molex, Inc.                                          42,125             1,304
* Zimmer Holdings, Inc.                                41,997             1,283
  Starwood Hotels & Resorts Worldwide, Inc.            42,900             1,281
  Fortune Brands, Inc.                                 32,288             1,278
* HEALTHSOUTH Corp.                                    85,142             1,262
  Textron, Inc.                                        30,404             1,261
* LSI Logic Corp.                                      79,674             1,257
  UST, Inc.                                            35,899             1,256
  Ameren Corp                                          29,605             1,252
  IMS Health, Inc.                                     63,560             1,240
* Office Depot, Inc.                                   66,700             1,237
  Willamette Industries, Inc.                          23,700             1,235
* Novellus Systems, Inc.                               31,100             1,227
* Sabre Holdings Corp.                                 28,931             1,225
  Halliburton Co.                                      92,578             1,213
  Amerada Hess Corp.                                   19,217             1,201
  Bear Stearns Co., Inc.                               20,401             1,196
  Knight Ridder Inc.                                   18,270             1,186
* Teradyne, Inc.                                       39,300             1,185
  Kerr-McGee Corp.                                     21,579             1,183
* National Semiconductor Corp.                         38,251             1,178
  RadioShack Corp.                                     38,964             1,173
  Parker Hannifin Corp.                                25,473             1,169
* Advanced Micro Devices, Inc.                         73,616             1,168
  Circuit City Stores, Inc.                            44,856             1,164
  Cinergy Corp.                                        34,306             1,147
  Eaton Corp.                                          15,059             1,121
* Calpine Corp.                                        66,300             1,113
  Family Dollar Stores, Inc.                           37,100             1,112
  Ecolab, Inc.                                         27,530             1,108
  Sempra Energy                                        44,984             1,104
  PPL Corp.                                            31,480             1,097
  Countrywide Credit Industries, Inc.                  26,600             1,090
  PACCAR, Inc.                                         16,560             1,087
  Whirlpool Corp.                                      14,553             1,067
  Torchmark Corp.                                      27,098             1,066
  Dollar General Corp.                                 71,362             1,063
* Edison International                                 70,328             1,062
  Devon Energy Corp.                                   27,364             1,058
* Nabors Industries, Inc.                              30,600             1,050
  KeySpan Corp.                                        30,200             1,046
  Zions Bancorp                                        19,900             1,046
  Vulcan Materials Co.                                 21,800             1,045
* TMP Worldwide, Inc.                                  24,000             1,030
  NiSource, Inc.                                       44,559             1,028
  Aetna Inc.                                           31,059             1,025
  TRW, Inc.                                            27,440             1,016
* Robert Half International, Inc.                      37,900             1,012
* CIENA Corp.                                          70,600             1,010
  Dow Jones & Co., Inc.                                18,440             1,009
  Tiffany & Co.                                        31,700               998
  CenturyTel, Inc.                                     30,400               997
* Noble Drilling Corp.                                 28,900               984
  W.W. Grainger, Inc.                                  20,446               981
  EOG Resources, Inc.                                  25,000               978
  Leggett & Platt, Inc.                                42,400               975
  Allegheny Energy, Inc.                               26,900               974
* Health Management Associates Class A                 52,900               973
* Jabil Circuit, Inc.                                  42,800               972
  ITT Industries, Inc.                                 19,001               960
* Compuware Corp.                                      80,700               951
* Waters Corp.                                         24,500               949
  VF Corp.                                             24,142               942
  Constellation Energy Group                           35,298               937
  Huntington Bancshares Inc.                           54,210               932
  Sherwin-Williams Co.                                 33,794               929
  PerkinElmer, Inc.                                    26,480               927
  T. Rowe Price Group Inc.                             26,600               924
  Brown-Forman Corp. Class B                           14,735               922
* Citrix Systems, Inc.                                 40,700               922
* Thermo Electron Corp.                                38,500               919
* Harrah's Entertainment, Inc.                         24,349               901
  Darden Restaurants Inc.                              25,441               901
* Comverse Technology, Inc.                            40,000               895
* QLogic Corp.                                         19,900               886
  Nucor Corp.                                          16,697               884
* Toys R Us, Inc.                                      42,591               883
  Hilton Hotels Corp.                                  79,567               869
* Unisys Corp.                                         69,281               869
  SAFECO Corp.                                         27,620               860
* BMC Software, Inc.                                   52,485               859
  The Stanley Works                                    18,406               857
  The Goodyear Tire & Rubber Co.                       35,416               843
* Jones Apparel Group, Inc.                            25,000               829
  Scientific-Atlanta, Inc.                             33,956               813
  Newmont Mining Corp.                                 42,209               807
  TECO Energy, Inc.                                    30,300               795
* Conexant Systems, Inc.                               55,000               790
* ADC Telecommunications, Inc.                        171,400               788
* NCR Corp.                                            21,380               788
  Symbol Technologies, Inc.                            49,550               787
  Engelhard Corp.                                      28,090               778
  Delta Air Lines, Inc.                                26,544               777
  Placer Dome, Inc.                                    70,752               772
  Rockwell Collins Inc.                                39,453               769
  Pinnacle West Capital Corp.                          18,300               766
* Avaya Inc.                                           62,659               761
  Equifax, Inc.                                        31,400               758

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                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                                 SHARES              (000)
--------------------------------------------------------------------------------
* PMC Sierra Inc.                               $      35,500     $         755
  Centex Corp.                                         13,216               755
  R.R. Donnelley & Sons Co.                            24,841               738
* AMR Corp.                                            33,218               736
* Sealed Air Corp.                                     18,036               736
* Applied Micro Circuits Corp.                         64,900               735
* Watson Pharmaceuticals, Inc.                         22,900               719
  C.R. Bard, Inc.                                      10,977               708
  Cooper Industries, Inc.                              20,195               705
  Rockwell International Corp.                         39,453               705
  Ashland, Inc.                                        15,006               691
  CMS Energy Corp.                                     28,400               682
  Fluor Corp.                                          17,980               672
* Inco Ltd.                                            39,197               664
  Wendy's International, Inc.                          22,751               664
  The Mead Corp.                                       21,404               661
* Citizens Communications Co.                          61,400               655
  Black & Decker Corp.                                 17,286               652
  Eastman Chemical Co.                                 16,582               647
  Sunoco, Inc.                                         17,045               636
  Pall Corp.                                           26,395               635
  Westvaco Corp.                                       22,243               633
  SuperValu Inc.                                       28,592               632
  Millipore Corp.                                      10,394               631
  Sigma-Aldrich Corp.                                  15,900               627
* Niagara Mohawk Holdings Inc.                         34,593               613
  International Flavors & Fragrances, Inc.             20,582               611
* American Power Conversion Corp.                      42,100               609
* Pactiv Corp.                                         34,077               605
* Mercury Interactive Corp.                            17,800               605
  Temple-Inland Inc.                                   10,600               601
  Hasbro, Inc.                                         37,025               601
* Allied Waste Industries, Inc.                        42,600               599
  Deluxe Corp.                                         14,382               598
  Goodrich Corp.                                       22,354               595
* Kmart Corp.                                         108,150               590
  Nordstrom, Inc.                                      28,848               584
  Liz Claiborne, Inc.                                  11,469               571
  Pulte Homes, Inc.                                    12,721               568
* Gateway, Inc.                                        69,700               560
  Bemis Co., Inc.                                      11,375               559
  Phelps Dodge Corp.                                   16,956               549
  Alberto-Culver Co. Class B                           12,186               545
* Vitesse Semiconductor Corp.                          43,100               536
* Manor Care, Inc.                                     22,213               527
* Tektronix, Inc.                                      19,952               514
  Maytag Corp.                                         16,464               511
  Navistar International Corp.                         12,856               508
* Palm, Inc.                                          122,295               475
* Parametric Technology Corp.                          57,000               445
  Dana Corp.                                           31,893               443
  Winn-Dixie Stores, Inc.                              30,808               439
  KB HOME                                              10,911               438
  Bausch & Lomb, Inc.                                  11,602               437
  Autodesk, Inc.                                       11,660               435
* Humana, Inc.                                         36,700               433
  Boise Cascade Corp.                                  12,530               426
  Visteon Corp.                                        28,259               425
* Freeport-McMoRan Copper & Gold Inc. Class B          31,500               422
  Adolph Coors Co. Class B                              7,828               418
  Ball Corp.                                            5,901               417
  Snap-On Inc.                                         12,367               416
  Brunswick Corp.                                      18,826               410
* Quintiles Transnational Corp.                        25,400               408
  NICOR, Inc.                                           9,680               403
* Rowan Cos., Inc.                                     20,186               391
* Andrew Corp.                                         17,560               384
  Meredith Corp.                                       10,696               381
* Novell, Inc.                                         77,602               356
  USX-U.S. Steel Group                                 19,200               348
  Cummins Inc.                                          8,941               345
* Reebok International Ltd.                            12,591               334
  Crane Co.                                            12,854               330
* Conseco Inc.                                         72,930               325
  Dillard's Inc.                                       18,386               294
  Ryder System, Inc.                                   13,064               289
  Peoples Energy Corp.                                  7,619               289
  Allegheny Technologies Inc.                          17,173               288
  Thomas & Betts Corp.                                 12,828               271
  Worthington Industries, Inc.                         18,802               267
  Great Lakes Chemical Corp.                           10,843               263
  Big Lots Inc.                                        24,352               253
  Cooper Tire & Rubber Co.                             15,685               250
  Tupperware Corp.                                     12,517               241
* Hercules, Inc.                                       23,317               233
* Comcast Corp. Class A                                 6,100               220
  Providian Financial Corp.                            61,628               219
* Sapient Corp.                                        26,500               205
  Louisiana-Pacific Corp.                              22,400               189
  American Greetings Corp. Class A                     13,247               183
* Power-One, Inc.                                      17,000               177
* McDermott International, Inc.                        13,541               166
* US Airways Group, Inc.                               14,302                91
* Viacom Inc. Class A                                   2,000                89
  National Service Industries, Inc.                     2,869                 6
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $1,986,315)                                               $   2,270,034
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.69%, 1/2/2002--Note E
    (Cost $98)                                  $          98     $          98
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
    (Cost $1,986,413)                                                 2,270,132
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets--Note B                                                     12,877
Liabilities--Note E                                                     (13,483)
                                                                  --------------
                                                                           (606)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $   2,269,526
================================================================================
* See Note A in Notes to Financial Statements.
* Non-income-producing security.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.


--------------------------------------------------------------------------------
                                                         FACE            MARKET
                                                       AMOUNT            VALUE*
                                                        (000)             (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                   $   2,135,393
Overdistributed Net Investment Income                                    (1,583)
Accumulated Net Realized Losses--Note C                                (148,003)
Unrealized Appreciation--Note D                                         283,719
--------------------------------------------------------------------------------
NET ASSETS                                                        $   2,269,526
================================================================================
Investor Shares--Net Assets
Applicable to 64,425,567 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                     $   1,606,355
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                       $       24.93
================================================================================
Admiral Shares--Net Assets
Applicable to 9,858,473 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                     $     505,145
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                        $       51.24
================================================================================
Institutional Shares--Net Assets
Applicable to 6,337,753 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                     $     158,026
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                  $       24.93
================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                              SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  General Electric Co.                          $   2,443,634     $      97,941
* Microsoft Corp.                                   1,087,500            72,047
  Citigroup, Inc.                                   1,283,562            64,794
  Pfizer, Inc.                                      1,571,600            62,628
  Exxon Mobil Corp.                                 1,519,534            59,718
  Intel Corp.                                       1,687,000            53,056
  International Business Machines Corp.               435,400            52,666
  American International Group, Inc.                  565,731            44,919
  Wal-Mart Stores, Inc.                               709,900            40,855
  Johnson & Johnson                                   673,798            39,821
* AOL Time Warner Inc.                              1,096,947            35,212
  Merck & Co., Inc.                                   535,000            31,458
  Home Depot, Inc.                                    583,700            29,774
* Cisco Systems, Inc.                               1,622,300            29,380
  SBC Communications Inc.                             674,220            26,409
  The Coca-Cola Co.                                   532,300            25,098
  Verizon Communications                              515,542            24,468
  Bank of America Corp.                               306,575            19,299
  Bristol-Myers Squibb Co.                            358,700            18,294
  AT&T Corp.                                          987,088            17,906
  Philip Morris Cos., Inc.                            379,100            17,382
* Dell Computer Corp.                                 621,600            16,895
  Procter & Gamble Co.                                212,500            16,815
  Morgan Stanley Dean Witter & Co.                    296,600            16,592
  Medtronic, Inc.                                     314,000            16,080
* Amgen, Inc.                                         284,100            16,035
  ChevronTexaco Corp.                                 178,919            16,033
* Viacom Inc. Class B                                 353,030            15,586
  Pharmacia Corp.                                     363,900            15,520
* Oracle Corp.                                      1,087,248            15,015
  Fannie Mae                                          180,100            14,318
  American Express Co.                                380,000            13,562
  American Home Products Corp.                        218,800            13,426
  Texas Instruments, Inc.                             465,400            13,031
  PepsiCo, Inc.                                       265,600            12,932
  Wells Fargo Co.                                     292,990            12,730
  J.P. Morgan Chase & Co.                             346,100            12,581
  The Walt Disney Co.                                 596,509            12,360
  Abbott Laboratories                                 220,500            12,293
  Merrill Lynch & Co., Inc.                           223,600            11,654
* WorldCom Inc.- WorldCom Group                       809,198            11,393
  Schering-Plough Corp.                               309,800            11,094
* Liberty Media Corp.                                 781,332            10,939
  Eli Lilly & Co.                                     137,400            10,791
* QUALCOMM, Inc.                                      212,500            10,731
  BellSouth Corp.                                     273,400            10,430
  McDonald's Corp.                                    393,200            10,408
* Comcast Corp.-Special Class A                       279,032            10,045
* Applied Materials, Inc.                             243,000             9,744
  The Boeing Co.                                      247,670             9,605
  Lowe's Cos., Inc.                                   197,400             9,161
  Freddie Mac                                         139,800             9,143
* AT&T Wireless Services Inc.                         616,845             8,864
  Hewlett-Packard Co.                                 427,800             8,787
  First Data Corp.                                    111,262             8,728
  Alcoa Inc.                                          242,128             8,608
* Sun Microsystems, Inc.                              671,200             8,256
  Walgreen Co.                                        241,300             8,122
  UnitedHealth Group Inc.                             113,900             8,061
* EMC Corp.                                           572,100             7,689
* Clear Channel Communications, Inc.                  150,184             7,646
  Waste Management, Inc.                              226,597             7,231
  Cardinal Health, Inc.                               111,412             7,204
* Cendant Corp.                                       363,825             7,135
* Tenet Healthcare Corp.                              119,937             7,043
* Costco Wholesale Corp.                              157,700             6,999
* Kohl's Corp.                                         98,200             6,917
* Safeway, Inc.                                       163,384             6,821
* Veritas Software Corp.                              151,723             6,802
  HCA Inc.                                            175,221             6,753
  The Goldman Sachs Group, Inc.                        71,400             6,622
* Concord EFS, Inc.                                   198,500             6,507
  Conoco Inc.                                         226,500             6,410
  Harley-Davidson, Inc.                               117,700             6,392
  State Street Corp.                                  121,600             6,354
* Analog Devices, Inc.                                142,066             6,306
  Motorola, Inc.                                      417,646             6,273
* Guidant Corp.                                       125,800             6,265
* FedEx Corp.                                         119,900             6,220
  Qwest Communications International Inc.             436,779             6,172
  Lehman Brothers Holdings, Inc.                       91,700             6,126
* Forest Laboratories, Inc.                            74,300             6,089
* Maxim Integrated Products, Inc.                     115,600             6,070
  Southwest Airlines Co.                              324,787             6,002
  E.I. du Pont de Nemours & Co.                       140,600             5,977
  U.S. Bancorp                                        281,100             5,883
* Micron Technology, Inc.                             189,700             5,881
  Wachovia Corp.                                      187,000             5,864
* The Kroger Co.                                      279,800             5,839
  Charles Schwab Corp.                                374,314             5,791
  Automatic Data Processing, Inc.                      98,100             5,778
* Sprint PCS                                          233,700             5,705
  Lucent Technologies, Inc.                           904,354             5,688
  MBNA Corp.                                          161,000             5,667
  Anadarko Petroleum Corp.                             98,808             5,617
  United Parcel Service, Inc.                          99,800             5,439
  Electronic Data Systems Corp.                        78,800             5,402
* Best Buy Co., Inc.                                   71,200             5,303
  Kimberly-Clark Corp.                                 87,496             5,232
  AFLAC, Inc.                                         209,000             5,133
  Capital One Financial Corp.                          94,300             5,087

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Metropolitan Life Insurance Co.               $     157,800     $       4,999
* Siebel Systems, Inc.                                175,000             4,897
* Xilinx, Inc.                                        124,900             4,877
* General Motors Corp. Class H                        312,083             4,822
* KLA-Tencor Corp.                                     96,500             4,783
  Sysco Corp.                                         181,700             4,764
  Northrop Grumman Corp.                               47,134             4,752
* Bed Bath & Beyond, Inc.                             139,400             4,726
  John Hancock Financial Services, Inc.               114,400             4,725
* Genzyme Corp.                                        78,200             4,681
  El Paso Corp.                                       104,304             4,653
* PeopleSoft, Inc.                                    115,600             4,647
  Linear Technology Corp.                             118,800             4,638
  Northern Trust Corp.                                 76,600             4,613
  Paychex, Inc.                                       131,380             4,579
  Progressive Corp. of Ohio                            30,500             4,554
  FleetBoston Financial Corp.                         124,700             4,552
  Stryker Corp.                                        77,700             4,535
* Agilent Technologies, Inc.                          158,825             4,528
* Lexmark International, Inc.                          76,000             4,484
* Fiserv, Inc.                                        102,650             4,344
* Wellpoint Health Networks Inc. Class A               37,103             4,335
* Electronic Arts Inc.                                 72,300             4,334
* St. Jude Medical, Inc.                               55,508             4,310
* Starbucks Corp.                                     224,352             4,274
  Biomet, Inc.                                        137,975             4,263
* Intuit, Inc.                                         99,400             4,252
* Apple Computer, Inc.                                191,100             4,185
* eBay Inc.                                            62,200             4,161
  Moody's Corp.                                       104,300             4,157
* King Pharmaceuticals, Inc.                           98,500             4,150
  Golden West Financial Corp.                          69,900             4,114
  Danaher Corp.                                        68,100             4,107
* Cox Communications, Inc. Class A                     97,400             4,082
  Emerson Electric Co.                                 71,200             4,066
* MedImmune Inc.                                       87,200             4,042
* AutoZone Inc.                                        55,800             4,006
  Gillette Co.                                        119,816             4,002
  Starwood Hotels &  Resorts Worldwide, Inc.          133,724             3,992
* Biogen, Inc.                                         69,600             3,992
  MGIC Investment Corp.                                64,600             3,987
* SPX Corp.                                            28,800             3,943
  Honeywell International Inc.                        114,500             3,872
  Illinois Tool Works, Inc.                            56,600             3,833
* BJ Services Co.                                     118,100             3,832
* Federated Department Stores, Inc.                    93,700             3,832
* International Game Technology                        56,100             3,832
* SunGard Data Systems, Inc.                          132,400             3,830
* Altera Corp.                                        180,176             3,823
  Mylan Laboratories, Inc.                            101,950             3,823
* PG&E Corp.                                          197,100             3,792
* Immunex Corp.                                       135,626             3,758
* Quest Diagnostics, Inc.                              52,400             3,758
  AMBAC Financial Group Inc.                           64,350             3,723
* Tricon Global Restaurants, Inc.                      75,640             3,721
* Computer Sciences Corp.                              75,900             3,718
  Xerox Corp.                                         354,900             3,698
  Apache Corp.                                         73,920             3,687
  Cintas Corp.                                         76,600             3,677
* Sanmina-SCI Corp.                                   183,592             3,653
  Bank One Corp.                                       93,359             3,646
  EOG Resources, Inc.                                  93,000             3,637
* Robert Half International, Inc.                     135,800             3,626
* American Standard Cos., Inc.                         52,900             3,609
* Waters Corp.                                         92,100             3,569
* BISYS Group, Inc.                                    55,600             3,558
  Darden Restaurants Inc.                              99,900             3,536
  Radian Group, Inc.                                   82,320             3,536
  Minnesota Mining & Manufacturing Co.                 29,900             3,534
* Toys R Us, Inc.                                     169,900             3,524
* Health Management Associates Class A                191,068             3,516
* HEALTHSOUTH Corp.                                   235,500             3,490
* Andrx Group                                          49,500             3,485
* Thermo Electron Corp.                               146,034             3,484
* Univision Communications Inc.                        86,100             3,484
  Corning, Inc.                                       387,600             3,457
* Office Depot, Inc.                                  186,300             3,454
* AutoNation, Inc.                                    280,100             3,454
* Convergys Corp.                                      92,100             3,453
* Jones Apparel Group, Inc.                           103,800             3,443
  The Pepsi Bottling Group, Inc.                      146,400             3,440
  Franklin Resources Corp.                             97,400             3,435
* NVIDIA Corp.                                         51,100             3,419
* Brinker International, Inc.                         114,300             3,402
* Smurfit-Stone Container Corp.                       212,902             3,400
* Sabre Holdings Corp.                                 80,136             3,394
  Kinder Morgan, Inc.                                  60,600             3,375
* USA Networks, Inc.                                  123,260             3,366
  M & T Bank Corp.                                     46,200             3,366
  CenturyTel, Inc.                                    102,600             3,365
* Staples, Inc.                                       179,830             3,363
  Expeditors International of Washington, Inc.         59,000             3,360
* Noble Drilling Corp.                                 98,100             3,339
  Telephone & Data Systems, Inc.                       36,900             3,312
  Stilwell Financial, Inc.                            119,900             3,264
* Advanced Micro Devices, Inc.                        205,400             3,258
* Dollar Tree Stores, Inc.                            105,250             3,253
* Republic Services, Inc. Class A                     162,600             3,247
* Weatherford International, Inc.                      86,000             3,204
  Mattel, Inc.                                        185,532             3,191

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                              SHARES              (000)
--------------------------------------------------------------------------------
* CDW Computer Centers, Inc.                    $      59,400     $       3,190
* Synopsys, Inc.                                       53,827             3,180
* AES Corp.                                           193,600             3,165
  Adobe Systems, Inc.                                 101,800             3,161
* Teradyne, Inc.                                      104,800             3,159
* Nabors Industries, Inc.                              92,000             3,158
  ENSCO International, Inc.                           126,400             3,141
* Smith International, Inc.                            58,300             3,126
* NEXTEL Communications, Inc.                         285,190             3,126
* Boston Scientific Corp.                             129,300             3,119
  The PMI Group Inc.                                   46,500             3,116
  General Dynamics Corp.                               39,100             3,114
* Gentex Corp.                                        116,200             3,106
  Rouse Co. REIT                                      106,000             3,105
* Trigon Healthcare, Inc.                              44,600             3,097
* JDS Uniphase Corp.                                  356,300             3,093
* Chiron Corp.                                         70,540             3,092
  The Hartford Financial Services Group Inc.           49,200             3,091
* Gemstar-TV Guide  International, Inc.               111,000             3,075
* LSI Logic Corp.                                     194,500             3,069
  Ocean Energy, Inc.                                  159,840             3,069
* DST Systems, Inc.                                    61,400             3,061
  Plum Creek Timber Company Inc.                      107,500             3,048
* Zimmer Holdings, Inc.                                99,770             3,047
* Affiliated Computer Services, Inc. Class A           28,700             3,046
* Outback Steakhouse                                   88,650             3,036
  SCANA Corp.                                         108,800             3,028
* Niagara Mohawk Holdings Inc.                        170,600             3,025
  Transatlantic Holdings, Inc.                         32,950             2,998
  Wrigley, (Wm.) Jr. Co.                               58,200             2,990
  USA Education Inc.                                   35,400             2,974
  Federated Investors, Inc.                            92,550             2,950
  Countrywide Credit Industries, Inc.                  72,000             2,950
* BJ's Wholesale Club, Inc.                            66,800             2,946
* National Semiconductor Corp.                         95,500             2,940
  Newmont Mining Corp.                                153,656             2,936
  Praxair, Inc.                                        53,100             2,934
* Oxford Health Plans Inc.                             95,900             2,890
  Coca-Cola Enterprises, Inc.                         152,600             2,890
  CVS Corp.                                            97,428             2,884
* Cablevision Systems-  NY Group Class A               60,700             2,880
  Navistar International Corp.                         72,800             2,876
  Sigma-Aldrich Corp.                                  72,900             2,873
* Fox Entertainment Group, Inc. Class A               108,200             2,871
  Manpower Inc.                                        85,100             2,869
* Universal Health Services Class B                    67,000             2,866
  Millipore Corp.                                      47,200             2,865
  The St. Joe Co.                                     103,200             2,864
* EchoStar Communications Corp.                       104,100             2,860
* Apogent Technologies Inc.                           110,300             2,846
* Solectron Corp.                                     252,000             2,843
* Cadence Design Systems, Inc.                        129,000             2,828
* Whole Foods Market, Inc.                             64,900             2,827
* KPMG Consulting Inc.                                169,500             2,809
  Tyson Foods, Inc.                                   243,045             2,807
  Devon Energy Corp.                                   72,443             2,800
  Fluor Corp.                                          74,700             2,794
* Edison International                                184,900             2,792
  Dynegy, Inc.                                        109,318             2,788
* ICOS Corp.                                           48,500             2,786
  C.H. Robinson Worldwide, Inc.                        96,200             2,782
  Kerr-McGee Corp.                                     50,649             2,776
* MGM Mirage, Inc.                                     96,132             2,775
  Sprint Corp.                                        138,000             2,771
* Yahoo!, Inc.                                        156,100             2,769
  The MONY Group Inc.                                  79,500             2,748
  Ford Motor Co.                                      174,713             2,746
* Mohawk Industries, Inc.                              50,000             2,744
  Anheuser-Busch Cos., Inc.                            60,000             2,713
  Centex Corp.                                         47,500             2,712
  Compaq Computer Corp.                               276,930             2,703
* Allied Waste Industries, Inc.                       192,100             2,701
  PepsiAmericas, Inc.                                 195,500             2,698
* Agere Systems Inc.                                  470,000             2,674
  Becton, Dickinson & Co.                              80,600             2,672
  Legg Mason Inc.                                      53,400             2,669
* Patterson-UTI Energy, Inc.                          114,300             2,664
  ALLTEL Corp.                                         42,953             2,651
  Molex, Inc.                                          85,656             2,651
* Pride International, Inc.                           174,500             2,635
  Williams Cos., Inc.                                 102,983             2,628
* Energizer Holdings, Inc.                            137,828             2,626
* Tech Data Corp.                                      60,300             2,610
  Neuberger Berman Inc.                                59,400             2,608
  Estee Lauder Cos. Class A                            80,200             2,571
* Sepracor Inc.                                        45,000             2,568
  Wesco Financial Corp.                                 8,150             2,567
  Noble Affiliates, Inc.                               72,700             2,566
* Harrah's Entertainment, Inc.                         69,300             2,565
  PerkinElmer, Inc.                                    72,600             2,542
* Newfield Exploration Co.                             71,400             2,535
  NSTAR                                                56,500             2,534
* Unisys Corp.                                        201,800             2,531
* Microchip Technology, Inc.                           65,200             2,526
* NCR Corp.                                            68,337             2,519
* Citizens Communications Co.                         235,002             2,505
  Zions Bancorp                                        47,600             2,503
  Fastenal Co.                                         37,500             2,491
  Herman Miller, Inc.                                 105,100             2,487
* AMR Corp.                                           111,700             2,476
  Golden State Bancorp Inc.                            94,600             2,474

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Apollo Group, Inc. Class A                    $      54,900     $       2,471
* Novellus Systems, Inc.                               62,600             2,470
* Rowan Cos., Inc.                                    126,600             2,452
* IVAX Corp.                                          121,475             2,447
* Citrix Systems, Inc.                                107,300             2,431
  Total System Services, Inc.                         114,150             2,418
* Cabot Microelectronics Corp.                         30,500             2,417
  XTO Energy, Inc.                                    137,600             2,408
* Sealed Air Corp.                                     58,636             2,394
* BMC Software, Inc.                                  144,800             2,370
  Amerada Hess Corp.                                   37,800             2,363
* Medicis Pharmaceutical Corp.                         36,300             2,345
* Express Scripts Inc.                                 49,800             2,329
* Pactiv Corp.                                        131,000             2,325
  ITT Industries, Inc.                                 45,900             2,318
  Lyondell Chemical Co.                               161,700             2,317
  Caterpillar, Inc.                                    44,000             2,299
* Mirant Corp.                                        143,000             2,291
  Allmerica Financial Corp.                            51,344             2,287
* KEMET Corp.                                         127,800             2,268
  MBIA, Inc.                                           42,000             2,252
* American Power Conversion Corp.                     155,200             2,244
  Delphi Automotive  Systems Corp.                    162,994             2,226
  Circuit City Stores, Inc.                            85,000             2,206
  Baker Hughes, Inc.                                   60,480             2,206
* L-3 Communications Holdings, Inc.                    24,400             2,196
* Kmart Corp.                                         401,000             2,189
* Western Wireless Corp. Class A                       77,100             2,178
* National-Oilwell, Inc.                              105,600             2,176
  General Motors Corp.                                 44,682             2,172
  Beckman Coulter, Inc.                                49,000             2,171
  Pulte Homes, Inc.                                    48,500             2,166
* Triton PCS, Inc.                                     73,800             2,166
* Celgene Corp.                                        67,800             2,164
* FMC Corp.                                            36,300             2,160
* Hanover Compressor Co.                               85,400             2,157
* Arrow Electronics, Inc.                              72,000             2,153
* Park Place Entertainment, Corp.                     234,600             2,151
* LaBranche & Co. Inc.                                 62,400             2,150
* Riverstone Networks, Inc.                           129,362             2,147
  Lennar Corp.                                         45,700             2,140
* Watson Pharmaceuticals, Inc.                         68,000             2,135
* Pioneer Natural Resources Co.                       110,800             2,134
  Marriott International, Inc. Class A                 51,700             2,102
* Orion Power Holdings, Inc.                           80,500             2,101
* Investment Technology Group, Inc.                    53,700             2,098
  Delta Air Lines, Inc.                                71,700             2,098
  Big Lots Inc.                                       199,906             2,079
* Mettler-Toledo International Inc.                    40,000             2,074
* Atmel Corp.                                         280,800             2,069
* Lear Corp.                                           53,200             2,029
* Smithfield Foods, Inc.                               92,000             2,028
* Charter Communications, Inc.                        123,400             2,027
* Security Capital Group Inc. REIT Class B             79,900             2,027
* CNA Financial Corp.                                  69,000             2,013
* Lamar Advertising Co. Class A                        47,260             2,001
* Varco International, Inc.                           133,500             2,000
* Calpine Corp.                                       118,500             1,990
  RadioShack Corp.                                     65,700             1,978
  Massey Energy Co.                                    95,000             1,969
  The Gap, Inc.                                       141,187             1,968
* Cooper Cameron Corp.                                 48,700             1,966
* Metro-Goldwyn-Mayer Inc.                             89,600             1,962
  Washington Mutual, Inc.                              60,000             1,962
  FirstEnergy Corp.                                    55,900             1,955
* Coach, Inc.                                          50,000             1,949
* Jabil Circuit, Inc.                                  85,600             1,945
* Catellus Development Corp.                          105,000             1,932
  Investors Financial Services Corp.                   29,000             1,920
  Dollar General Corp.                                128,687             1,917
* Jacobs Engineering Group Inc.                        29,000             1,914
  Burlington Resources, Inc.                           50,500             1,896
  Northeast Utilities                                 107,400             1,893
* Exult Inc.                                          117,800             1,891
* Freeport-McMoRan Copper & Gold Inc. Class B         140,000             1,875
  Clayton Homes Inc.                                  109,600             1,874
  The Bank of New York Co., Inc.                       45,800             1,869
* U.S. Cellular Corp.                                  40,800             1,846
* Global Industries Ltd.                              207,000             1,842
  Skywest, Inc.                                        72,300             1,840
* Polo Ralph Lauren Corp.                              68,700             1,838
  Reinsurance Group of America, Inc.                   55,200             1,837
  DENTSPLY International Inc.                          36,400             1,827
* Grant Prideco, Inc.                                 158,500             1,823
* Constellation Brands, Inc. Class A                   41,900             1,795
* Compuware Corp.                                     151,200             1,783
  Union Pacific Corp.                                  31,253             1,781
* Laboratory Corp. of America Holdings                 21,900             1,771
* Polycom, Inc.                                        51,700             1,761
* Continental Airlines, Inc. Class B                   66,900             1,753
* Packaging Corp. of America                           96,400             1,750
* Oakley, Inc.                                        107,600             1,750
* Northwest Airlines Corp. Class A                    111,200             1,746
* Avaya Inc.                                          142,996             1,737
* TeleCorp PCS, Inc.                                  138,628             1,729
* Timberland Co.                                       46,300             1,717

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                              SHARES              (000)
--------------------------------------------------------------------------------
  AmerisourceBergen Corp.                       $      27,000     $       1,716
* Barr Laboratories, Inc.                              21,600             1,714
  Peabody Energy Corp.                                 60,500             1,705
* Vishay Intertechnology, Inc.                         86,900             1,695
  Rockwell Collins Inc.                                86,800             1,693
* Reebok International Ltd.                            63,400             1,680
  Martin Marietta Materials, Inc.                      35,900             1,673
  Roslyn Bancorp, Inc.                                 95,400             1,670
* Abercrombie & Fitch Co.                              62,600             1,661
* Hercules, Inc.                                      165,800             1,658
* Markel Corp.                                          9,200             1,653
  Solutia, Inc.                                       113,700             1,594
* IDEC Pharmaceuticals Corp.                           23,100             1,592
  Tootsie Roll Industries, Inc.                        40,600             1,587
* United Rentals, Inc.                                 69,800             1,584
* Certegy, Inc.                                        46,000             1,574
* RF Micro Devices, Inc.                               81,700             1,571
* Genentech, Inc.                                      28,850             1,565
* Columbia Sportswear Co.                              46,300             1,542
* US Airways Group, Inc.                              240,900             1,527
* Reliant Resources, Inc.                              91,700             1,514
  Leucadia National Corp.                              52,400             1,513
  Phillips Petroleum Co.                               25,040             1,509
  W.W. Grainger, Inc.                                  31,400             1,507
* LAM Research Corp.                                   64,900             1,507
* NRG Energy, Inc.                                     96,800             1,500
  Autodesk, Inc.                                       39,900             1,487
  IMS Health, Inc.                                     76,000             1,483
  Precision Castparts Corp.                            52,300             1,477
* Amkor Technology, Inc.                               91,900             1,473
  Dime Bancorp, Inc.                                   40,700             1,468
  Computer Associates International, Inc.              42,289             1,459
* Shaw Group, Inc.                                     58,700             1,379
* BroadWing Inc.                                      143,500             1,363
* VeriSign, Inc.                                       35,700             1,358
* Alleghany Corp.                                       7,000             1,347
* Quanta Services, Inc.                                86,800             1,339
  Metris Cos., Inc.                                    51,200             1,316
* BlackRock, Inc.                                      31,400             1,309
* BEA Systems, Inc.                                    85,000             1,309
* Nextel Partners, Inc.                               107,700             1,292
* Instinet Group Inc.                                 126,100             1,267
* Rite Aid Corp.                                      248,600             1,258
* AmeriCredit Corp.                                    39,700             1,253
* Adelphia Communications Corp.  Class A               39,850             1,243
* UTStarcom, Inc.                                      43,500             1,240
* Knight Trading Group, Inc.                          111,450             1,228
* Global Power Equipment Group Inc.                    81,300             1,224
* ADC Telecommunications, Inc.                        259,000             1,191
* Conseco Inc.                                        267,000             1,191
  Worldcom, Inc.-MCI Group                             87,875             1,116
* Macrovision Corp.                                    31,300             1,102
* Sicor, Inc.                                          68,700             1,077
* Enterasys Networks, Inc.                            119,200             1,055
  Loews Corp.                                          18,800             1,041
  Pogo Producing Co.                                   39,300             1,032
  McKesson Corp.                                       27,524             1,029
  Diamond Offshore Drilling, Inc.                      33,700             1,024
* American Tower Corp. Class A                        108,000             1,023
  Dominion Resources, Inc.                             16,839             1,012
  Hasbro, Inc.                                         62,100             1,008
  E.W. Scripps Co. Class A                             15,235             1,006
  21st Century Insurance Group                         47,300               920
* Westwood One, Inc.                                   30,500               917
  ServiceMaster Co.                                    66,000               911
  Newell Rubbermaid, Inc.                              32,660               900
* Saks Inc.                                            94,000               878
  The Limited, Inc.                                    56,874               837
  NIKE, Inc. Class B                                   14,800               832
  NiSource, Inc.                                       35,920               828
* Cypress Semiconductor Corp.                          40,600               809
* Tellabs, Inc.                                        51,300               767
  Hilton Hotels Corp.                                  69,750               762
* Cablevision Systems Corp.- Rainbow Media Group       30,350               750
* 3Com Corp.                                          117,375               749
* Quantum Corp.- DLT & Storage Systems                 76,000               749
  Sovereign Bancorp, Inc.                              61,000               747
* Forest Oil Corp.                                     26,000               733
  Belo Corp. Class A                                   38,400               720
  UAL Corp.                                            53,000               716
* Aquila, Inc.                                         41,500               710
  Fifth Third Bancorp                                  11,500               705
* Gateway, Inc.                                        82,600               664
  United Technologies Corp.                            10,000               646
  Nucor Corp.                                          11,900               630
* Viacom Inc. Class A                                  13,688               606
* Capstone Turbine Corp.                              107,235               580
  Reynolds & Reynolds Class A                          23,500               570
* Palm, Inc.                                          146,691               569
* Devry, Inc.                                          20,000               569
  Liz Claiborne, Inc.                                  11,000               547
* Foundry Networks, Inc.                               65,900               537
* ONI Sytems Corp.                                     84,000               527
* PanAmSat Corp.                                       24,000               525
* Broadcom Corp.                                       11,700               478
* Sonus Networks, Inc.                                103,200               477
* Juniper Networks, Inc.                               25,000               474
* Viasys Healthcare Inc.                               23,205               469
* Plug Power, Inc.                                     53,600               468
  Host Marriott Corp. REIT                             50,543               455
* PRIMEDIA Inc.                                       104,100               453
  D. R. Horton, Inc.                                   13,900               451
* Emulex Corp.                                         11,000               435

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Sealed Air Corp. $2.00 Cvt. Pfd               $      10,117     $         419
* Comverse Technology, Inc.                            18,500               414
  Burlington Northern Santa Fe Corp.                   14,493               413
  Albertson's, Inc.                                    12,800               403
  Torchmark Corp.                                      10,000               393
* McDATA Corp. Class A                                 15,887               389
  Aetna Inc.                                           11,497               379
  TXU Corp.                                             7,965               376
  Valero Energy Corp.                                   9,800               374
* Ceridian Corp.                                       19,100               358
* Mandalay Resort Group                                14,200               304
  Nordstrom, Inc.                                      13,500               273
  The Clorox Co.                                        6,420               254
  Georgia Pacific Group                                 8,642               239
* Sycamore Networks, Inc.                              43,600               234
  Phelps Dodge Corp.                                    7,000               227
* Time Warner Telecom Inc.                             12,300               218
  Baxter International, Inc.                            4,000               215
  St. Paul Cos., Inc.                                   4,800               211
  Providian Financial Corp.                            59,200               210
  Cinergy Corp.                                         5,700               191
* Network Appliance, Inc.                               8,363               183
* Level 3 Communications, Inc.                         33,300               167
  Visteon Corp.                                        10,444               157
  Enron Corp.                                         211,000               127
* McLeodUSA, Inc. Class A                             333,886               124
* Parametric Technology Corp.                          14,000               109
* Conexant Systems, Inc.                                6,800                98
* Human Genome Sciences, Inc.                           2,700                91
  Eaton Vance Corp.                                     2,400                85
* Williams Communications  Group, Inc.                 36,012                85
  Archer-Daniels-Midland Co.                            4,773                68
* Crown Castle International Corp.                      5,200                56
* Vitesse Semiconductor Corp.                           3,500                44
* Metromedia Fiber Network, Inc.                       50,600                22
  Allegheny Technologies Inc.                           1,271                21
* NTL Inc.                                             14,706                14
* Infonet Services Corp.                                2,800                 7
  Lockheed Martin Corp.                                   100                 5
  Xcel Energy, Inc.                                       155                 4
  Kellogg Co.                                             100                 3
  R.J. Reynolds Tobacco Holdings, Inc.                     53                 3
  Rohm & Haas Co.                                          50                 2
  International Paper Co.                                  38                 2
* CIENA Corp.                                             100                 1
* BroadVision, Inc.                                       100                --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $1,923,668)                                             $   2,577,380
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.69%, 1/2/2002--Note E                       $       9,080             9,080
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENT
    (Cost $9,080)                                                         9,080
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
    (Cost $1,932,748)                                                 2,586,460
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     14,087
Liabilities--Note E                                                     (22,767)
                                                                  --------------
                                                                  $      (8,680)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $   2,577,780
================================================================================
* See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                         FACE             MARKET
                                                       AMOUNT             VALUE*
                                                        (000)              (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                   $   2,263,095
Overdistributed Net Investment Income                                    (1,970)
Accumulated Net Realized Losses--Note C                                (337,057)
Unrealized Appreciation--Note D                                         653,712
--------------------------------------------------------------------------------
NET ASSETS                                                        $   2,577,780
--------------------------------------------------------------------------------
Investor Shares--Net Assets
Applicable to 65,213,375 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                     $   1,677,806
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                       $       25.73
================================================================================
Admiral Shares--Net Assets
Applicable to 15,030,468 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                     $     778,488
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                        $       51.79
================================================================================
Institutional Shares--Net Assets
Applicable to 4,721,029 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                     $     121,486
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                  $       25.73
================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                         SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.1%)
--------------------------------------------------------------------------------
* Cephalon, Inc.                                       83,100             6,281
* AdvancePCS                                          149,600             4,391
  Commerce Bancorp, Inc.                              107,110             4,214
  D. R. Horton, Inc.                                  126,106             4,093
* Varian Medical Systems, Inc.                         55,000             3,919
* Whole Foods Market, Inc.                             88,600             3,859
* Copart, Inc.                                         98,000             3,564
  XTO Energy, Inc.                                    202,100             3,537
* Michaels Stores, Inc.                               106,400             3,506
* 99 Cents Only Stores                                 85,150             3,244
* Medicis Pharmaceutical Corp.                         49,500             3,197
* O'Reilly Automotive, Inc.                            86,300             3,147
* Alliant Techsystems, Inc.                            40,400             3,119
* Constellation Brands, Inc. Class A                   71,200             3,051
* Zebra Technologies Corp. Class A                     51,800             2,875
* Cerner Corp.                                         57,400             2,866
* ResMed Inc.                                          52,400             2,825
  Raymond James Financial, Inc.                        78,700             2,795
* The Cheesecake Factory                               79,600             2,768
* Pharmaceutical Product Development, Inc.             85,300             2,756
  Pier 1 Imports Inc.                                 152,600             2,646
  Ethan Allen Interiors, Inc.                          63,500             2,641
* Priority Healthcare Corp. Class B                    74,600             2,625
  OM Group, Inc.                                       39,600             2,621
  Cullen/Frost Bankers, Inc.                           84,400             2,606
* Renal Care Group, Inc.                               80,800             2,594
* Newfield Exploration Co.                             71,900             2,553
  Massey Energy Co.                                   121,911             2,527
  Philadelphia Suburban Corp.                         111,943             2,524
* Adaptec, Inc.                                       173,400             2,514
* Techne Corp.                                         68,200             2,513
* Toll Brothers, Inc.                                  57,200             2,511
  Roper Industries Inc.                                50,700             2,510
* NVR, Inc.                                            12,300             2,509
* Performance Food Group Co.                           71,300             2,508
* Orthodontic Centers of America, Inc.                 81,200             2,477
  Washington Federal Inc.                              94,960             2,448
* Zale Corp.                                           57,200             2,395
  Harman International  Industries, Inc.               52,600             2,372
  Skywest, Inc.                                        93,200             2,372
  First Midwest Bancorp                                80,000             2,335
  Fair, Isaac & Co. Inc.                               36,800             2,319
  Pogo Producing Co.                                   88,100             2,314
* Scotts Co.                                           47,400             2,256
  Hudson United Bancorp                                75,889             2,178
  La-Z-Boy Inc.                                        99,720             2,176
  Polaris Industries, Inc.                             37,500             2,166
  Ruby Tuesday, Inc.                                  104,300             2,152
* Coventry Health Care Inc.                           107,600             2,147
  RGS Energy Group Inc.                                57,000             2,143
  First American Corp.                                112,600             2,110
  United Bankshares, Inc.                              72,215             2,084
  Applebee's International, Inc.                       60,850             2,081
  Global Payments Inc.                                 60,040             2,065
* Axcelis Technologies, Inc.                          159,700             2,058
  Aptargroup Inc.                                      58,600             2,053
  Diagnostic Products Corp.                            46,400             2,039
  Corn Products International, Inc.                    57,800             2,037
* Regeneron Pharmaceuticals, Inc.                      71,700             2,019
  Graco, Inc.                                          51,050             1,993
* CEC Entertainment Inc.                               45,850             1,989
* THQ Inc.                                             40,500             1,963
  NDCHealth Corp.                                      55,900             1,931
  FactSet Research Systems Inc.                        55,000             1,922
  Downey Financial Corp.                               46,300             1,910
  Whitney Holdings Inc.                                43,400             1,903
  Piedmont Natural Gas, Inc.                           53,100             1,901
  Werner Enterprises, Inc.                             77,800             1,890
* United Stationers, Inc.                              55,600             1,871
  Alpharma, Inc. Class A                               70,200             1,857
* Aeroflex, Inc.                                       98,000             1,855
* Varian Semiconductor Equipment Associates, Inc.      53,400             1,847
* Cognex Corp.                                         71,900             1,841
  Cambrex Corp.                                        42,000             1,831
* Mueller Industries Inc.                              54,900             1,825
* Mid Atlantic Medical Services, Inc.                  79,700             1,809
  Commercial Federal Corp.                             76,200             1,791
  Regis Corp.                                          69,000             1,779
* Jack in the Box Inc.                                 64,300             1,771
* Chico's FAS, Inc.                                    44,500             1,767
* Anixter International Inc.                           60,500             1,755
  IDEX Corp.                                           50,400             1,739
* Black Box Corp.                                      32,800             1,734
* Respironics, Inc.                                    50,000             1,732
* Tom Brown, Inc.                                      64,000             1,729
  Shurgard Storage Centers, Inc. Class A REIT          53,400             1,709
* Tetra Tech, Inc.                                     85,469             1,702
* Linens 'n Things, Inc.                               66,700             1,701
  Invacare Corp.                                       50,400             1,699
* Insight Enterprises, Inc.                            69,000             1,697
* Accredo Health, Inc.                                 42,750             1,697
* Stone Energy Corp.                                   42,900             1,695
  Florida Rock Industries, Inc.                        46,300             1,694
  Jefferies Group, Inc.                                40,000             1,692
  Staten Island Bancorp, Inc.                         103,600             1,690
  Community First Bankshares, Inc.                     65,600             1,685
* Barra, Inc.                                          35,700             1,681
* Atlantic Coast Airlines Holdings Inc.                72,000             1,677
* AnnTaylor Stores Corp.                               47,900             1,676

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  MDC Holdings, Inc.                            $      43,662     $       1,650
* Southwest Bancorporation of Texas, Inc.              54,100             1,638
* Arbitron Inc.                                        47,900             1,636
* Southern Union Co.                                   85,469             1,612
* Province Healthcare Co.                              52,000             1,605
  Ryland Group, Inc.                                   21,800             1,596
  The Timken Co.                                       98,200             1,589
* MAXIMUS, Inc.                                        37,700             1,586
* Alpha Industries, Inc.                               72,300             1,576
* Shaw Group, Inc.                                     67,000             1,574
* IDEXX Laboratories Corp.                             55,200             1,574
* Sonic Corp.                                          43,700             1,573
* Photronics Labs Inc.                                 49,300             1,546
* Argosy Gaming Co.                                    47,300             1,538
* Veeco Instruments, Inc.                              42,500             1,532
  Technitrol, Inc.                                     55,400             1,530
* SEACOR SMIT Inc.                                     32,900             1,527
  Briggs & Stratton Corp.                              35,500             1,516
* Hain Celestial Group, Inc.                           55,200             1,516
  PolyOne Corp.                                       153,600             1,505
* Great Atlantic & Pacific Tea Co., Inc.               63,000             1,498
* Kopin Corp.                                         107,000             1,498
  Vintage Petroleum, Inc.                             103,500             1,496
* CACI International, Inc.                             37,800             1,492
* Kronos, Inc.                                         30,827             1,491
* Haemonetics Corp.                                    43,400             1,472
  TrustCo Bank NY                                     115,846             1,456
* ESS Technology, Inc.                                 68,400             1,454
  Chittenden Corp.                                     52,675             1,454
* Heartland Express, Inc.                              52,150             1,448
  The Pep Boys(Manny, Moe & Jack)                      84,400             1,447
* ADVO, Inc.                                           33,400             1,436
* Coherent, Inc.                                       46,300             1,432
* Elantec Semiconductor, Inc.                          37,200             1,428
* Corinthian Colleges, Inc.                            34,900             1,427
* ITT Educational Services, Inc.                       38,700             1,427
  Delta & Pine Land Co.                                63,000             1,426
  Atmos Energy Corp.                                   66,900             1,422
* Waste Connections, Inc.                              45,800             1,419
* Christopher & Banks Corp.                            41,400             1,418
* Mercury Computer Systems, Inc.                       36,000             1,408
* Advanced Energy Industries, Inc.                     52,200             1,391
* Men's Wearhouse, Inc.                                67,200             1,388
* Too Inc.                                             50,200             1,380
  Brady Corp. Class A                                  37,700             1,380
* Kulicke & Soffa Industries, Inc.                     80,100             1,374
* Microsemi Corp.                                      46,200             1,372
  New Jersey Resources Corp.                           29,300             1,371
* Kansas City Southern Industries, Inc.                96,800             1,368
* Pediatrix Medical Group, Inc.                        40,000             1,357
  USFreightways Corp.                                  43,200             1,356
  Reliance Steel & Aluminum Co.                        51,650             1,356
  UGI Corp. Holding Co.                                44,700             1,350
* Cymer, Inc.                                          50,400             1,347
  Susquehanna Bancshares, Inc.                         64,470             1,344
* Exar Corp.                                           64,400             1,343
* Sybron Dental Specialties, Inc.                      62,200             1,342
* Electro Scientific Industries, Inc.                  44,700             1,341
* Armor Holdings, Inc.                                 49,700             1,341
  Fleming Cos., Inc.                                   72,400             1,339
  Oshkosh Truck Corp.                                  27,300             1,331
* Cal Dive International, Inc.                         53,300             1,315
* Manhattan Associates, Inc.                           45,100             1,315
  Hilb, Rogal and Hamilton Co.                         23,200             1,300
* Read Rite Corp.                                     196,400             1,298
* Philadelphia Consolidated Holding Corp.              34,200             1,290
* Avant! Corp.                                         62,100             1,272
  Texas Industries, Inc.                               34,400             1,269
* DuPont Photomasks, Inc.                              29,200             1,269
* NBTY, Inc.                                          107,800             1,261
  Energen Corp.                                        51,100             1,260
  Winnebago Industries, Inc.                           33,900             1,252
  ABM Industries Inc.                                  39,900             1,251
  Cabot Oil & Gas Corp. Class A                        51,800             1,246
  First Bancorp/Puerto Rico                            43,700             1,245
* Administaff, Inc.                                    45,300             1,242
  Cooper Cos., Inc.                                    24,800             1,240
  Manitowac Co., Inc.                                  39,700             1,235
* American Management Systems, Inc.                    68,182             1,233
  Burlington Coat Factory Warehouse Corp.              72,900             1,225
* Brooks Automation, Inc.                              29,800             1,212
* Metro One Telecommunications, Inc.                   40,050             1,212
* American Italian Pasta Co.                           28,800             1,210
* Panera Bread Co.                                     23,200             1,207
  Casey's General Stores                               80,950             1,206
* Forward Air Corp.                                    35,500             1,204
  Hughes Supply, Inc.                                  38,900             1,201
  UIL Holdings Corp.                                   23,400             1,200
  The South Financial Group, Inc.                      67,600             1,200
* El Paso Electric Co.                                 82,400             1,195
* HNC Software, Inc.                                   57,800             1,191
* ATMI, Inc.                                           49,900             1,190
  Tredegar Corp.                                       62,600             1,189
  Kilroy Realty Corp. REIT                             45,100             1,185
  Southwest Gas Corp.                                  53,000             1,185
* Stillwater Mining Co.                                63,900             1,182
* US Oncology, Inc.                                   156,700             1,182
* Impath, Inc.                                         26,460             1,178
* Syncor International Corp.                           41,000             1,174
* Evergreen Resources, Inc.                            30,400             1,174

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                         SHARES              (000)
--------------------------------------------------------------------------------
* Verity, Inc.                                  $      57,800     $       1,170
* FileNET Corp.                                        57,600             1,169
  Standard Pacific Corp.                               48,000             1,167
  Central Parking Corp.                                59,400             1,167
  CH Energy Group, Inc.                                26,800             1,165
  Roadway Corp.                                        31,651             1,162
* Harmonic, Inc.                                       96,450             1,159
  Baldor Electric Co.                                  55,400             1,158
* Arkansas Best Corp.                                  40,000             1,153
* Simpson Manufacturing Co.                            19,900             1,140
* Vicor Corp.                                          69,261             1,122
* SCP Pool Corp.                                       40,825             1,121
* Ralcorp Holdings, Inc.                               48,900             1,110
* Insituform Technologies Inc. Class A                 43,300             1,108
* EMCOR Group, Inc.                                    24,300             1,103
  Delphi Financial Group, Inc.                         33,066             1,101
* Pacific Sunwear of California, Inc.                  53,800             1,099
  G & K Services, Inc.                                 33,900             1,095
  Clarcor Inc.                                         40,300             1,094
  Mentor Corp.                                         38,200             1,091
  MAF Bancorp, Inc.                                    36,900             1,089
* Aztar Corp.                                          59,400             1,087
  Woodward Governor Co.                                18,600             1,083
* Ryan's Family Steak Houses, Inc.                     49,900             1,080
* Kirby Corp.                                          39,200             1,080
* Hot Topic, Inc.                                      34,200             1,074
* Hyperion Solutions Corp.                             53,700             1,066
  Colonial Properties Trust REIT                       34,200             1,065
  John H. Harland Co.                                  48,200             1,065
* Group 1 Automotive, Inc.                             37,100             1,058
* WMS Industries, Inc.                                 52,800             1,056
* Midway Games Inc.                                    70,200             1,054
  Northwest Natural Gas Co.                            41,200             1,051
* Photon Dynamics, Inc.                                22,900             1,045
* Power Integrations, Inc.                             45,700             1,044
* Enzo Biochem, Inc.                                   44,290             1,041
  Owens & Minor, Inc. Holding Co.                      56,000             1,036
* Fossil, Inc.                                         49,300             1,035
* DMC Stratex Networks, Inc.                          132,800             1,033
* Monaco Coach Corp.                                   47,050             1,029
  Provident Bankshares Corp.                           42,344             1,029
  Avista Corp.                                         77,400             1,026
* Bally Total Fitness Holding Corp.                    47,500             1,024
  Wolverine World Wide, Inc.                           67,900             1,022
* Yellow Corp.                                         40,700             1,022
* Footstar Inc.                                        32,600             1,020
* Information Holdings Inc.                            35,700             1,011
* Progress Software Corp.                              58,100             1,004
  UniSource Energy Corp.                               54,900               999
* IHOP Corp.                                           34,000               996
* SurModics, Inc.                                      27,300               995
  Russ Berrie and Co., Inc.                            33,100               993
* INAMED Corp.                                         33,000               992
* Cable Design Technologies Corp.                      72,300               989
  Presidential Life Corp.                              48,100               989
  GenCorp, Inc.                                        69,900               986
  East West Bancorp, Inc.                              38,200               984
* Take-Two Interactive Software, Inc.                  60,800               983
  C & D Technology Inc.                                42,800               978
* Champion Enterprises, Inc.                           78,800               970
* Paxar Corp.                                          68,200               968
* Landstar System, Inc.                                13,300               964
  St. Mary Land & Exploration Co.                      45,400               962
  Georgia Gulf Corp.                                   51,900               960
  Carbo Ceramics Inc.                                  24,500               959
  Patina Oil & Gas Corp.                               34,800               957
* Hutchinson Technology, Inc.                          41,200               957
* AstroPower, Inc.                                     23,600               954
* F.Y.I. Inc.                                          28,400               951
  Northwestern Corp.                                   45,000               947
  Belden, Inc.                                         40,200               947
  Hooper Holmes, Inc.                                 105,500               944
* Plains Resources Inc.                                38,100               938
* Cost Plus, Inc.                                      35,200               933
* P.F. Chang's China Bistro, Inc.                      19,600               927
* CryoLife Inc.                                        30,900               927
* Spherion Corp.                                       94,900               926
* Veritas DGC Inc.                                     50,000               925
  The Toro Co.                                         20,500               923
* Ciber, Inc.                                          97,500               921
* Mobile Mini, Inc.                                    23,400               915
* Dionex Corp.                                         35,700               911
* Rudolph Technologies, Inc.                           26,500               909
  UCBH Holdings, Inc.                                  31,800               904
  Selective Insurance Group                            41,600               904
* NYFIX, Inc.                                          44,900               899
* Dendrite International, Inc.                         64,000               898
  Kellwood Co.                                         37,200               893
  Fremont General Corp.                               114,000               891
  Lennox International Inc.                            91,838               891
  MacDermid, Inc.                                      52,200               885
* Netegrity, Inc.                                      45,600               883
  Elcor Corp.                                          31,600               878
  LandAmerica Financial Group, Inc.                    30,500               875
  American Financial Holdings, Inc.                    34,200               869
* Steel Dynamics, Inc.                                 74,800               868
  Milacron Inc.                                        54,700               865
  Sterling Bancshares, Inc.                            68,900               863
* Ionics, Inc.                                         28,700               862
* Alliance Semiconductor Corp.                         71,300               861
* Aspen Technologies, Inc.                             51,200               860
  Thor Industries, Inc.                                23,200               860
* Oceaneering International, Inc.                      38,700               856
* Viasys Healthcare Inc.                               42,300               855

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
* Action Performance Cos., Inc.                 $      27,900     $         854
* Financial Federal Corp.                              27,300               853
* MRO Software Inc.                                    36,300               849
* Teledyne Technologies, Inc.                          51,900               845
* Triumph Group, Inc.                                  26,000               845
* RehabCare Group, Inc.                                28,500               844
  Arch Chemicals, Inc.                                 36,300               842
  Park Electrochemical Corp.                           31,850               841
* On Assignment, Inc.                                  36,600               841
  The Standard Register Co.                            45,200               838
  Helix Technology Corp.                               37,100               837
  Analogic Corp.                                       21,600               832
  Datascope Corp.                                      24,500               831
* URS Corp.                                            30,200               828
  Libbey, Inc.                                         25,200               823
* Smithfield Foods, Inc.                               37,300               822
* CUNO Inc.                                            26,900               820
* Swift Energy Co.                                     40,500               818
* Acuity Brands, Inc.                                  67,600               818
  Oshkosh B' Gosh, Inc. Class A                        19,500               818
* Triarc Cos., Inc. Class A                            33,400               812
  Wellman, Inc.                                        52,245               809
* Conmed Corp.                                         40,500               808
  Boston Private Financial Holdings, Inc.              36,500               806
* Griffon Corp.                                        53,610               804
  Zenith National Insurance Corp.                      28,700               802
* Prime Hospitality Corp.                              72,300               799
* Rare Hospitality International Inc.                  35,200               793
* Frontier Airlines, Inc.                              46,650               793
* Atwood Oceanics, Inc.                                22,700               791
* Itron, Inc.                                          26,100               791
  Russell Corp.                                        52,200               784
* Bio-Technology General Corp.                         95,100               783
* Actel Corp.                                          39,300               782
* Rogers Corp.                                         25,800               782
  Cato Corp. Class A                                   41,300               781
  Dime Community Bancshares                            27,800               780
* Sola International Inc.                              39,400               764
* Pre-Paid Legal Services, Inc.                        34,900               764
* C-COR Electronics, Inc.                              52,400               763
* The Wet Seal, Inc. Class A                           32,400               763
* United Natural Foods, Inc.                           30,500               763
* Unit Corp.                                           58,900               760
  Inter-Tel, Inc.                                      39,500               759
* General Communication, Inc.                          89,000               759
  A.O. Smith Corp.                                     38,900               759
  JLG Industries, Inc.                                 70,900               755
* SPS Technologies, Inc.                               21,500               751
  CTS Corp.                                            47,200               750
  Commercial Metals Co.                                21,400               749
* Genesco, Inc.                                        36,058               749
  Regal-Beloit Corp.                                   34,300               748
* The Dress Barn, Inc.                                 29,800               745
  The Laclede Group, Inc.                              30,900               739
* Tollgrade Communications, Inc.                       22,100               737
  Vital Signs, Inc.                                    21,100               736
* Pinnacle Systems, Inc.                               92,200               732
* International Multifoods Corp.                       30,600               731
  Apogee Enterprises, Inc.                             46,200               731
  SWS Group, Inc.                                      28,592               728
* Lone Star Technologies, Inc.                         41,200               725
* MICROS Systems, Inc.                                 28,800               723
  R.L.I. Corp.                                         16,000               720
  Barnes Group, Inc.                                   30,000               720
* First Federal Financial Corp.                        28,000               718
  Anchor Bancorp Wisconsin Inc.                        39,900               708
* InterVoice-Brite, Inc.                               54,700               700
* Tower Automotive, Inc.                               77,000               695
* Checkpoint Systems, Inc.                             51,800               694
  Bowne & Co., Inc.                                    54,100               692
* Nautica Enterprises, Inc.                            53,900               689
  Chesapeake Corp. of Virginia                         24,700               687
* Intermagnetics General Corp.                         26,295               681
  Universal Forest Products, Inc.                      32,500               680
  Lance, Inc.                                          47,600               680
* Input/Output, Inc.                                   82,800               680
  WD-40 Co.                                            25,500               680
* ArthroCare Corp.                                     37,300               669
* School Specialty, Inc.                               29,200               668
* Dril-Quip, Inc.                                      27,700               668
  The Marcus Corp.                                     47,000               665
  Cohu, Inc.                                           33,500               662
* Trimble Navigation Ltd.                              40,800               661
* Quiksilver, Inc.                                     38,200               657
* Noven Pharmaceuticals, Inc.                          36,900               655
  Landry's Restaurants, Inc.                           35,100               655
  Riggs National Corp.                                 46,700               652
* Buckeye Technology, Inc.                             56,400               649
* The Profit Recovery Group International, Inc.        79,400               647
  Watts Industries Class A                             43,100               647
  Arctic Cat, Inc.                                     38,000               646
  Pioneer Standard Electronics Inc.                    50,800               645
* Stratos Lightwave, Inc.                             103,960               639
* Offshore Logistics, Inc.                             35,800               636
* Remington Oil & Gas Corp.                            36,700               635
  Quanex Corp.                                         21,900               620
  Fleetwood Enterprises, Inc.                          54,400               616
  Watsco, Inc.                                         43,400               616
  Thomas Industries, Inc.                              24,600               615
  Trenwick Group Ltd.                                  59,700               607
* Benchmark Electronics, Inc.                          32,000               607
* Ultratech Stepper, Inc.                              36,700               606
* CDI Corp.                                            31,300               595
  Nash-Finch Co.                                       19,100               594
* Therma-Wave Inc.                                     39,800               594
* Pericom Semiconductor Corp.                          40,700               590

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                         SHARES              (000)
--------------------------------------------------------------------------------
* Concord Communications, Inc.                         28,300               584
  Applied Industrial Technology, Inc.                  31,300               584
  American States Water Co.                            16,700               584
* PAREXEL International Corp.                          40,600               583
  Lone Star Steakhouse & Saloon, Inc.                  39,200               581
  Valmont Industries, Inc.                             40,000               578
* MGI Pharma, Inc.                                     37,800               578
* ViaSat, Inc.                                         37,000               577
* Stewart InformationServices Corp.                    29,200               577
* Artesyn Technologies, Inc.                           61,900               576
  GBC Bancorp                                          19,500               575
* JAKKS Pacific, Inc.                                  30,300               574
* Gardner Denver Inc.                                  25,700               574
  Schweitzer-MauduitInternational, Inc.                24,100               572
  Advanced Marketing Services, Inc.                    31,300               571
  Kaman Corp. Class A                                  36,600               571
* RadiSys Corp.                                        29,000               570
* Pegasus Solutions Inc.                               39,800               565
* ArQule, Inc.                                         33,100               563
* O'Charley's Inc.                                     30,300               561
  Chemed Corp.                                         16,500               559
* Systems & Computer Technology Corp.                  53,800               556
* Kroll Inc.                                           36,800               556
* Three-Five Systems, Inc.                             34,898               555
* Seitel, Inc.                                         40,800               555
* Stein Mart, Inc.                                     66,300               554
* Catapult Communications Corp.                        21,200               552
* The Gymboree Corp.                                   46,200               551
* AXT, Inc.                                            37,900               547
  ChemFirst Inc.                                       22,800               547
  Coca-Cola Bottling Co.                               14,300               541
* Ultimate Electronics, Inc.                           18,000               540
* Esterline Technologies Corp.                         33,700               540
* First Republic Bank                                  22,300               539
* Heidrick & Struggles International, Inc.             29,600               537
  NUI Corp.                                            22,500               533
  Deltic Timber Corp.                                  19,400               532
  Myers Industries, Inc.                               38,850               530
  Aaron Rents, Inc. Class B                            32,400               528
  Sturm, Ruger & Co., Inc.                             43,900               526
  Dimon Inc.                                           73,000               526
* BE Avionics Inc.                                     57,200               525
* Steak n Shake Co.                                    46,900               518
* Avid Technology, Inc.                                42,600               518
* Radiant Systems, Inc.                                44,800               515
* Electroglas, Inc.                                    34,500               510
* Advanced Tissue Sciences Inc.                       116,200               507
  K-Swiss, Inc.                                        15,000               499
  Mutual Risk Management Ltd.                          68,100               497
* Phoenix Technologies Ltd.                            42,100               490
  Phillips-Van Heusen Corp.                            44,800               488
* TETRA Technologies, Inc.                             22,900               480
* SPSS, Inc.                                           27,000               479
* Theragenics Corp.                                    48,400               477
  Methode Electronics, Inc. Class A                    58,400               467
* TBC Corp.                                            34,700               465
  Brown Shoe Company, Inc.                             28,500               463
* Astec Industries, Inc.                               32,000               463
* Prima Energy Corp.                                   21,200               461
* Proxim, Inc.                                         46,400               460
  Interface, Inc.                                      81,800               459
* Roxio, Inc.                                          27,722               459
  Century Aluminum Co.                                 34,200               457
  Robbins & Myers, Inc.                                19,200               449
* ShopKo Stores, Inc.                                  47,200               448
  Ryerson Tull, Inc.                                   40,500               446
  The Stride Rite Corp.                                67,500               442
  Bel Fuse, Inc. Class B                               17,550               440
  SCPIE Holdings Inc.                                  15,000               439
  Skyline Corp.                                        13,600               439
  Omnova Solutions Inc.                                64,200               437
  Keithley Instruments Inc.                            25,800               436
* Southwestern Energy Co.                              41,000               426
* Volt Information Sciences Inc.                       24,900               426
* Startek, Inc.                                        22,400               424
  Lawson Products, Inc.                                16,300               424
  BEI Technologies, Inc.                               24,300               424
  Standex International Corp.                          19,300               420
* Nuevo Energy Co.                                     27,800               417
* Factory 2-U Stores Inc.                              20,800               417
* Consolidated Graphics, Inc.                          21,500               414
* Standard Microsystem Corp.                           26,100               405
* MapInfo Corp.                                        25,600               402
  New England Business Service, Inc.                   20,900               400
* 4Kids Entertainment Inc.                             19,900               399
* Information Resources, Inc.                          47,900               398
  AAR Corp.                                            43,900               396
* Mesa Air Group Inc.                                  52,000               391
  Cascade Natural Gas Corp.                            17,700               390
* Imagistics International Inc.                        31,400               388
* Allen Telecom Inc.                                   45,600               388
* Key Production Company, Inc.                         22,800               388
  Brush Engineered Materials Inc.                      27,000               384
* Sierra Health Services, Inc.                         46,700               378
  Hancock Fabrics, Inc.                                28,100               370
  Pope & Talbot, Inc.                                  25,800               368
* SCM Microsystems, Inc.                               25,000               366
  Lindsay Manufacturing Co.                            18,800               364
* QRS Corp.                                            25,400               358
* Bell Microproducts Inc.                              28,300               357

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Foster Wheeler Ltd.                                  69,700               355
* SBS Technologies, Inc.                               24,300               354
* Supertex, Inc.                                       20,000               350
* MemberWorks, Inc.                                    24,700               346
* J & J Snack Foods Corp.                              14,100               345
* Labor Ready, Inc.                                    66,700               341
  Cash America International Inc.                      39,900               339
* Applica Inc.                                         37,600               339
* Midwest Express Holdings, Inc.                       23,200               339
* Boston Communications Group, Inc.                    29,800               338
  Gerber Scientific, Inc.                              36,200               337
* RTI International Metals                             33,800               336
* Salton, Inc.                                         17,800               336
* Magnatek, Inc.                                       37,081               334
* PolyMedica Corp.                                     20,000               332
* PC-Tel, Inc.                                         33,900               329
  Penton Media, Inc. Class A                           51,000               319
  Caraustar Industries, Inc.                           45,600               316
* Rainbow Technologies, Inc.                           42,200               312
  National Presto Industries, Inc.                     11,200               311
  Nature's Sunshine Inc.                               26,400               310
  Coachmen Industries, Inc.                            25,800               310
  Central Vermont Public Service Corp.                 18,500               309
* Concord Camera Corp.                                 38,600               306
* Aware, Inc.                                          36,700               305
* Flow International Corp.                             24,400               302
  Wabash National Corp.                                38,500               300
  Cleveland-Cliffs Iron Co.                            16,400               300
  Quaker Chemical Corp.                                14,500               299
* Symmetricom Inc.                                     39,000               297
  X-Rite Inc.                                          34,200               291
* Organogenesis, Inc.                                  59,900               288
* Insurance Auto Auctions, Inc.                        19,700               286
* Brightpoint, Inc.                                    90,800               285
  Standard Motor Products, Inc.                        20,200               281
  Butler Manufacturing Co.                             10,100               280
  Oxford Industries, Inc.                              11,800               278
  Midas Inc.                                           24,100               277
* Cygnus Inc.                                          52,700               277
* Audiovox Corp.                                       36,600               273
* Hologic, Inc.                                        29,100               270
* Lydall, Inc.                                         27,000               270
* Aspect Communications Corp.                          68,900               267
* Valence Technology Inc.                              79,200               267
  Bassett Furniture Industries, Inc.                   19,000               266
  Thomas Nelson, Inc.                                  23,700               263
* Pinnacle Entertainment, Inc.                         41,800               252
* Material Sciences Corp.                              23,700               240
* Visual Networks, Inc.                                51,600               238
* Building Materials Holding Corp.                     21,400               232
* Carreker Corp.                                       39,000               230
  CPI Corp.                                            13,300               221
* Wolverine Tube, Inc.                                 19,400               220
* Goody's Family Clothing                              52,400               220
* Network Equipment Technologies, Inc.                 40,000               218
* K2 Inc.                                              30,100               217
* Jo-Ann Stores, Inc. Class A                          29,600               212
* Luby's, Inc.                                         36,900               211
* Captaris Inc.                                        55,000               203
* Hall, Kinion & Associates, Inc.                      21,600               203
* Davox Corp.                                          20,600               199
  A.M. Castle & Co.                                    23,600               194
* SpaceLabs Medical, Inc.                              15,600               190
* Department 56 Inc.                                   21,900               188
  Green Mountain Power Corp.                           10,000               187
* Franklin Covey Co.                                   30,800               186
* IMCO Recycling, Inc.                                 24,400               174
* Ashworth, Inc.                                       21,300               168
* A.T. Cross Co. Class A                               28,300               167
* ePresence, Inc.                                      39,300               165
  Titan International, Inc.                            33,500               159
* Digi International, Inc.                             24,900               159
  Analysts International Corp.                         38,400               159
  Fedders Corp.                                        51,600               157
* Curative Health Services Inc.                        11,600               157
  SLI, Inc.                                            59,400               155
  Penford Corp.                                        12,300               153
* Enesco Group, Inc.                                   24,200               152
  Angelica Corp.                                       13,900               151
  Steel Technologies, Inc.                             16,500               150
* ZixIt Corp.                                          27,900               141
* Brooktrout Technology, Inc.                          21,600               140
  Intermet Corp.                                       41,300               138
* Mississippi Chemical Corp.                           46,000               130
* Osteotech, Inc.                                      22,900               127
  Commonwealth Industries Inc.                         26,900               126
  Haggar Corp.                                         11,400               124
  National Service Industries, Inc.                    57,600               116
* Royal Appliance Manufacturing Co.                    23,000               115
  BMC Industries, Inc.                                 55,300               114
* Huffy Corp.                                          17,600               113
* Computer Task Group, Inc.                            28,500               112
* Meade Instruments Corp.                              27,600                99
* International Game Technology                           200                14
* Timberland Co.                                          100                 4
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $514,119)                                                     622,255
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         FACE             MARKET
TAX-MANAGED                                            AMOUNT             VALUE*
SMALL-CAP FUND                                          (000)              (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.9%)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled Cash Account
  1.69%, 1/2/2001--Note E                       $       8,573             8,573
  1.75%, 1/2/2001                                       3,246             3,246
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS
    (Cost $11,819)                                                       11,819
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.0%)
    (Cost $525,938)                                                     634,074
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.0%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      4,693
Liabilities--Note E                                                     (17,055)
                                                                  --------------
                                                                        (12,362)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $     621,712
--------------------------------------------------------------------------------
* See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                   $     522,948
Overdistributed Net Investment Income                                      (482)
Accumulated Net Realized Losses--Note C                                  (8,890)
Unrealized Appreciation--Note D                                         108,136
--------------------------------------------------------------------------------
NET ASSETS                                                        $     621,712
================================================================================
Investor Shares--Net Assets
Applicable to 38,112,051 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                     $     568,473
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                       $       14.92
================================================================================
Institutional Shares--Net Assets
Applicable to 3,567,179 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                     $      53,239
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                  $       14.92
================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                     SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
--------------------------------------------------------------------------------
AUSTRALIA (4.0%)
  National Australia Bank Ltd.                         96,929             1,581
  BHP Billiton Ltd.                                   235,309             1,265
  Commonwealth Bank of Australia                       79,030             1,211
  Westpac Banking Corp., Ltd.                         107,444               867
  Australia & New Zealand Bank Group Ltd.              90,629               826
  News Corp. Ltd. Pfd.                                110,000               735
  News Corp. Ltd.                                      84,901               679
  AMP Ltd.                                             70,152               662
  Telstra Corp. Ltd.                                  138,861               387
  Rio Tinto Ltd.                                       19,970               380
  Wesfarmers Ltd.                                      23,874               379
  Woolworths Ltd.                                      64,162               369
  WMC Ltd.                                             71,482               350
  Foster's Group Ltd.                                 131,421               327
  Brambles Industries Ltd.                             56,529               301
  CSL Ltd.                                             10,869               286
  Coles Myer Ltd.                                      60,322               259
  Macquarie Bank Ltd.                                  11,820               227
  Westfields Holdings Ltd.                             24,935               215
  Woodside Petroleum Ltd.                              28,529               196
  Lend Lease Corp.                                     28,716               192
  Suncorp-Metway Ltd.                                  26,030               187
  CSR Ltd.                                             53,133               185
  Macquarie Infrastucture Group                        96,986               174
  Mayne Nickless Ltd.                                  43,486               153
  Southcorp Ltd.                                       38,936               150
  NRMA Insurance Group Ltd.                            92,626               148
  Mirvac Group                                         63,615               126
  Santos Ltd.                                          38,253               121
  Amcor Ltd.                                           32,329               118
  Coca-Cola Amatil Ltd.                                38,419               118
  QBE Insurance Group Ltd.                             29,136               115
* James Hardie Industries NV                           35,327               108
  Normandy Mining Ltd.                                105,410                98
  Australian Gas Light Co., Ltd.                       20,720                96
  Aristocrat Leisure Ltd.                              23,600                80
  M.I.M. Holdings Ltd.                                134,908                79
  Gandel Retail Trust                                 126,643                76
  Computershare Ltd.                                   27,628                75
* Transurban Group                                     32,519                73
  Paperlinx Ltd.                                       27,817                69
  AMP Diversified Property Ltd.                        52,607                69
  Boral Ltd.                                           40,493                68
  Cochlear Ltd.                                         2,744                64
  BRL Hardy Ltd.                                       11,200                63
  Harvey Norman Holdings Ltd.                          28,687                59
  BT Office Trust                                      72,553                58
  Iluka Resources Ltd.                                 25,610                58
  John Fairfax Holding Ltd.                            28,582                56
  Publishing & Broadcasting Ltd.                       10,900                55
  Origin Energy Ltd.                                   37,600                54
  Sonic Healthcare Ltd.                                13,100                54
  Austrailian Stock Exchange Ltd.                       9,100                53
  Newcrest Mining Ltd.                                 24,994                53
  Pacific Dunlop Ltd.                                  98,200                52
  Orica Ltd.                                           13,570                50
  Futuris Corp., Ltd.                                  51,205                48
  Deutsche Office Trust                                66,728                45
  Tab Ltd.                                             25,295                35
  Sons of Gwalia Ltd.                                   8,800                34
  OneSteel Ltd.                                        57,393                32
  Leighton Holdings Ltd.                                4,926                26
  Goodman Fielder Ltd.                                 34,481                24
  Tabcorp Holdings Ltd.                                 4,000                20
  Energy Developments Ltd.                              3,000                10
  David Jones Ltd.                                      8,500                 5
  ERG Ltd.                                              9,786                 3
                                                                  --------------
                                                                  $      15,191
                                                                  --------------

AUSTRIA (0.1%)
  Erste Bank der oesterreichischen Sparkassen AG        1,900               101
* Telekom Austria AG                                   11,035                91
  Wienerberger AG                                       4,589                64
  OMV AG                                                  671                56
  Oesterreichische Elektrizitaetswirtschafts AG
    Class A                                               714                53
  Flughafen Wien AG                                     1,816                49
  Mayr-Melnhof Karton AG                                  770                36
  BWT Best Water Technology AG                          1,000                22
  Voest-Alpine AG                                         400                11
  VA Technologies AG                                      319                 7
  Boehler-Uddeholm AG                                      55                 2
  RHI AG                                                  210                 1
                                                                  --------------
                                                                            493
                                                                  --------------
BELGIUM (1.0%)
* Fortis Group                                         59,048             1,533
  Dexia                                                36,509               525
  Electrabel SA                                         2,195               457
  Interbrew                                             9,000               246
  UCB SA                                                5,804               235
  Kredietbank NPV                                       5,329               179
  Delhaize-Le Lion SA                                   3,072               160
  Solvay SA                                             2,214               133
  Agfa Gevaert NV                                       7,000                95
  Umicore                                               1,680                66
  D'Ieteren SA                                            380                63
  Compagnie Maritime Belge SA                           1,340                61
  Colruyt NV                                            1,331                58
  Barco NV                                              1,253                44
  Omega Pharma SA                                         888                40
  Bekaert NV                                              910                35
                                                                  --------------
                                                                  $       3,930
                                                                  --------------

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                     SHARES              (000)
--------------------------------------------------------------------------------
DENMARK (0.8%)
  Novo Nordisk A/S B Shares                            13,862               567
  Danske Bank A/S                                      33,118               531
  TDC A/S                                               7,341               262
  D/S 1912 B Shares                                        28               191
  Vestas Wind Systems A/S                               6,979               191
  D/S Svendborg B Shares                                   19               173
  H. Lundbeck A/S                                       4,818               124
  Danisco A/S                                           3,223               115
  Group 4 Falck A/S                                     1,000               112
* ISS A/S                                               2,252               111
  Novozymes A/S                                         3,624                73
* William Demant A/S                                    2,600                68
  GN Store Nord A/S                                     9,447                57
  Bang & Olufsen A/S B Shares                           2,396                56
  Coloplast A/S B Shares                                  800                53
* Topdanmark A/S                                        2,000                47
* NEG Micon A/S                                         1,395                37
* Navision A/S                                            826                22
  Kobenhavns Lufthavne A/S                                200                13
* DSV, De Sammensluttede Vognmaend A/S B Shares           500                12
* East Asiatic Co. A/S                                    500                11
  TK Development A/S                                      500                11
  NKT Holding A/S                                         740                10
  Carlsberg A/S B Shares                                  176                 7
  FLS Industries A/S B Shares                             499                 4
                                                                  --------------
                                                                  $       2,858
                                                                  --------------

FINLAND (2.5%)
Nokia Oyj                                             287,598             7,416
Stora Enso Oyj R Shares                                38,819               497
UPM-Kymmene Oyj                                        14,820               492
Sonera Oyj                                             39,083               198
Sampo Oyj A Shares                                     18,050               141
TietoEnator Oyj B Shares                                4,000               106
Metso Oyj                                               7,540                79
Kone Oyj B Shares                                       1,070                79
Instrumentarium Oyj                                     1,550                65
Kesko Oyj                                               6,860                63
Uponor Oyj                                              3,646                61
Metra Oyj B Shares                                      2,970                55
Outokumpu Oyj A Shares                                  5,200                55
Orion-Yhtyma Oyj B Shares                               2,550                46
Hartwall Oyj ABP                                        1,890                39
Pohjola Group Insurance Corp. B Shares                  2,090                37
Fortum Oyj                                              4,250                18
KCI Konecranes International PLC                          500                13
Comptel Oyj                                             3,000                 8
Rautaruuki Oyj                                          1,470                 5
Amer Group Ltd.                                           120                 3
                                                                  --------------
                                                                  $       9,476
                                                                  --------------
FRANCE (9.6%)
  TotalFinaElf SA                                      38,812             5,543
  Aventis SA                                           41,022             2,913
  Vivendi Universal SA                                 46,404             2,541
  BNP Paribas                                          24,352             2,179
  Axa                                                  84,740             1,771
  Sanofi-Synthelabo SA                                 22,811             1,702
  Carrefour SA                                         30,994             1,612
  Suez SA                                              50,455             1,527
  L'Oreal SA                                           21,125             1,522
  Alcatel SA                                           66,681             1,140
  Societe Generale Class A                             19,049             1,066
  Groupe Danone                                         7,783               949
  STMicroelectronics NV                                29,001               931
  France Telecom SA                                    20,757               830
  L'Air Liquide SA (Registered)                         5,570               781
  Lafarge SA                                            8,013               748
  Cie. de St. Gobain SA                                 4,692               708
  LVMH Louis Vuitton Moet Hennessy                     13,206               537
  Pinault-Printemps-Redoute SA                          3,904               503
  Schneider Electric SA                                10,375               499
  Cap Gemini SA                                         6,687               483
  PSA Peugeot Citroen                                  10,940               465
  Accor SA                                             11,899               433
  Vivendi Universal SA ADR                              6,640               357
  Lagardere S.C.A                                       7,494               314
  Bouygues SA                                           9,239               303
  Sodexho Alliance SA                                   6,559               280
  Renault SA                                            6,950               245
  Compagnie Generale des Etablissements
    Michelin SA B Shares                                7,365               243
  Pernod Ricard SA                                      2,975               230
  Castorama Dubois Investissement SA                    4,061               209
  European Aeronautic Defence and Space Co.            16,202               197
  Vinci SA                                              3,345               196
  Pechiney SA A Shares                                  3,810               196
  Valeo SA                                              4,870               194
* Thomson Multimedia                                    5,802               178
  Etablissements Economiques du Casino
    Guichard-Perrachon SA                               2,300               177
  Societe Television Francaise 1                        6,872               174
  Altran Technologies SA                                3,604               163
  Essilor International SA                              5,250               159
  Alstom                                               14,158               157
  Usinor Sacilor SA                                    12,217               153
  Unibail (Union du Credit-Bail Immobilier)             2,870               146
  Technip-Coflexip SA                                   1,072               143
* Business Objects SA                                   4,214               141
  Thales Ex Thomson CSF                                 3,647               126

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Publicis Groupe SA                            $       4,710     $         125
  Dassault Systemes SA                                  2,386               115
  Zodiac SA                                               419                76
  Societe BIC SA                                        2,177                74
  Air France                                            4,500                66
* Atos Origin                                             830                54
  Club Mediterranee SA                                  1,267                46
  Imerys                                                  349                33
  Sagem SA                                                140                 9
                                                                  --------------
                                                                  $      36,662
                                                                  --------------
GERMANY (7.1%)
  Siemens AG                                           52,360             3,466
  DaimlerChrysler AG (Registered)                      52,985             2,281
  Deutsche Bank AG                                     30,756             2,174
  Allianz AG                                            9,087             2,152
  Deutsche Telekom AG                                 116,790             2,007
  E.On AG                                              37,587             1,947
  SAP AG                                               12,297             1,602
  Bayer AG                                             43,870             1,398
  Muenchener Rueckversicherungs-
    Gesellschaft AG (Registered)                        4,977             1,351
  BASF AG                                              33,242             1,236
  RWE AG                                               20,363               765
  Volkswagen AG                                        16,211               758
  Bayerische Hypo-und  Vereinsbank AG                  22,251               680
  Schering AG                                          10,767               571
  Infineon Technologies AG                             18,050               369
  ThyssenKrupp AG                                      21,812               318
  Metro AG                                              7,900               280
  Deutsche Post AG                                     19,700               263
  Beiersdorf AG                                         2,097               238
  MLP AG                                                3,050               222
  Preussag AG                                           8,711               214
  Linde AG                                              5,150               209
  Altana AG                                             4,100               204
  Adidas-Salomon AG                                     2,600               195
  Volkswagen AG Pfd.                                    6,124               190
  Porsche AG                                              450               171
  EPCOS AG                                              3,250               161
* Qiagen NV                                             7,850               147
  Fresenius Medical Care AG                             2,350               145
  Deutsche Lufthansa AG                                 9,421               124
* WCM Beteiligungs-und Grundbesitz AG                  11,250               122
  Heidelberger Zement AG                                2,335               112
  Merck KGaA                                            2,987               110
  Aixtron AG                                            4,300                97
  Man AG                                                4,339                92
  RWE AG Pfd.                                           3,138                87
  Gehe AG                                               2,252                87
  Karstadt Quelle AG                                    1,931                76
  Continental AG                                        5,455                72
  Fresenius Medical Care AG                             1,250                58
  Software AG                                           1,300                50
  Deutsche Boerse AG                                    1,300                50
  Buderus AG                                            1,723                47
  Wella AG                                                893                46
  Hugo Boss AG Pfd.                                     1,400                30
  Man AG Pfd.                                           1,810                29
  Kamps AG                                              3,400                27
  ProSieben Sat.1 Media AG                              3,100                16
  Douglas Holding AG                                      354                10
* SGL Carbon AG                                           216                 4
                                                                  --------------
                                                                  $       27,060
                                                                  --------------

GREECE (0.4%)
National Bank of Greece SA                             12,802               305
Hellenic Telecommunication Organization SA             16,500               269
Commercial Bank of Greece SA                            4,800               159
Alpha Credit Bank SA                                    8,200               146
EFG Eurobank Ergasias                                   8,400               117
Coca-Cola Hellenic Bottling Co. SA                      5,000                72
Bank of Piraeus                                         5,600                50
Titan Cement Co. SA                                     1,400                50
Viohalco, Hellenic Copper & Aluminum
    Industry SA                                         5,500                45
  Panafon Hellenic Telecom SA                           8,400                43
  Hellenic Petroleum SA                                 6,700                42
  Intracom SA                                           3,000                38
* Attica Enterprises SA                                 7,300                33
  Papastratos Cigarettes Co. SA                           500                 7
  Aluminum of Greece SA                                   200                 6
  Hellenic Technodomiki SA                              1,000                 6
  Athens Water Supply and Sewage Co. SA                 1,000                 6
  Folli-Follie SA                                         300                 5
  Hellenic Duty Free Shops SA                             500                 5
  M. J. Maillis SA                                      1,000                 5
  Technical Olympic SA                                  2,000                 4
  Fourlis SA                                              500                 2
  Lambrakis Press SA                                      600                 2
                                                                  --------------
                                                                  $       1,417
                                                                  --------------

HONG KONG (1.7%)
Hutchison Whampoa Ltd.                                131,512             1,269
Cheung Kong Holdings Ltd.                              92,000               956
Sun Hung Kai Properties Ltd.                           83,064               671
Hang Seng Bank Ltd.                                    46,943               516
CLP Holdings Ltd.                                     121,732               464
Hong Kong Electric Holdings Ltd.                       81,000               301
Swire Pacific Ltd. A Shares                            54,798               299
Hong Kong & China Gas Co., Ltd.                       237,434               291
Wharf Holdings Ltd.                                    66,215               162

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                     SHARES              (000)
--------------------------------------------------------------------------------
Bank of East Asia Ltd.                                 74,000               159
Henderson Land Development Co. Ltd.                    34,006               154
Li & Fung Ltd.                                        117,850               132
MTR Corp.                                              93,000               122
Hong Kong Exchanges &  Clearing Ltd.                   79,000               120
Hang Lung Properties Ltd.                              96,500               100
New World Development  Co., Ltd.                      115,000               100
Johnson Electric Holdings Ltd.                         83,998                88
Hysan Development Co., Ltd.                            76,000                77
Shangri-La Asia Ltd.                                   92,078                72
SCMP Group Ltd.                                       110,000                69
Television Broadcasts Ltd.                             14,000                61
Cathay Pacific Airways Ltd.                            46,170                59
Sino Land Co.                                         101,000                40
Cheung Kong Infrastructure Holdings Ltd.               24,000                37
Giordano International                                 75,000                33
Esprit Holdings Ltd.                                   24,072                27
ASM Pacific Technology Ltd.                             3,000                 6
                                                                  --------------
                                                                  $       6,385
                                                                  --------------
IRELAND (0.9%)
* Elan Corp. PLC                                       20,839               965
  Allied Irish Banks PLC                               55,482               642
  CRH PLC                                              32,416               572
  Bank of Ireland                                      59,083               559
  Irish Life & Permanent PLC                           19,522               198
* Ryanair Holdings PLC                                 27,880               176
  Kerry Group PLC A Shares                              9,405               114
  Jefferson Smurfit Group PLC                          51,110               111
  Independent News & Media PLC                         40,266                75
  DCC PLC                                               6,580                71
  Waterford Wedgewood PLC                              36,700                29
* IONA Technologies PLC                                 1,000                21
  Greencore Group PLC                                   6,617                16
                                                                  --------------
                                                                  $       3,549
                                                                  --------------

ITALY (3.6%)
ENI SpA                                               173,494             2,175
Assicurazioni Generali SpA                             61,726             1,715
Telecom Italia Mobile SpA                             237,884             1,328
Telecom Italia SpA                                    149,597             1,279
Unicredito Italiano SpA                               194,550               781
ENEL SpA                                              135,008               761
Telecom Italia SpA Risp                               131,000               700
San Paolo-IMI SpA                                      49,900               535
IntesaBCI SpA                                         209,531               524
  Autostrade-Concessioni e Costruzioni
    Autostrade SpA                                     53,900               374
  Mediobanca Banca di Credito Finanziaria SpA          29,300               328
  Mediaset SpA                                         34,800               254
  Riunione Adriatica di Sicurta SpA                    20,620               243
* Seat Pagine Gialle SpA                              295,982               239
  Fiat SpA                                             14,690               236
  Alleanza Assicurazioni                               17,518               193
  Banca Nazionale del Lavoro (BNL)                     85,593               173
  Banca Fideuram SpA                                   18,098               145
  Luxottica Group SpA                                   8,414               138
  Mediolanum SpA                                       14,890               134
  Italgas SpA                                          13,000               122
  Banca Monte dei Paschi di Siena SpA                  48,882               122
  Bipop-Carire SpA                                     71,950               119
  Banca di Roma SpA                                    53,025               105
  IntesaBci SpA  Non-Convertible Risp                  48,100                86
  Bulgari SpA                                          10,300                80
  Parmalat Finanziaria SpA                             26,924                73
  Fiat SpA Pfd.                                         6,550                72
* Tiscali SpA                                           7,700                70
  Mondadori (Arnoldo) Editore SpA                      10,600                67
  Pirelli SpA                                          38,240                67
* Alitalia SpA                                         72,800                65
* e.Biscom SpA                                          1,300                59
  Banca Popolare di Milano SpA                         16,300                57
  Benetton Group SpA                                    4,850                55
  ACEA SpA                                              7,700                52
  Snia SpA                                             34,948                47
  Autogrill SpA                                         4,700                44
  Italcementi SpA                                       4,544                36
  Fiat SpA Risp                                         3,170                33
  Gruppo Editoriale L'Espresso SpA                      9,700                29
  La Rinascente SpA                                     3,410                12
                                                                  --------------
                                                                  $      13,727
                                                                  --------------

JAPAN (19.4%)
  Toyota Motor Corp.                                  135,500             3,432
  NTT DoCoMo, Inc.                                        218             2,562
  Sony Corp.                                           50,200             2,294
  Takeda Chemical Industries Ltd.                      46,000             2,081
  Canon, Inc.                                          50,000             1,721
  Tokyo Electric Power Co.                             70,500             1,501
  Matsushita Electric Industrial Co., Ltd.            115,000             1,477
* Mitsubishi Tokyo Financial Group Inc.                   211             1,414
  Honda Motor Co., Ltd.                                35,300             1,409
  Nomura Holdings Inc.                                108,000             1,384
  Hitachi Ltd.                                        151,000             1,106
  Nintendo Co.                                          5,700               998
  Fuji Photo Film Co., Ltd.                            27,000               964
  Ito-Yokado Co., Ltd.                                 20,000               903

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  NEC Corp.                                     $      87,000     $         888
  East Japan Railway Co.                                  181               874
  Rohm Co., Ltd.                                        6,600               857
  Murata Manufacturing Co., Ltd.                       14,200               852
  Sumitomo Mitsui Banking Corp.                       199,400               844
  Seven Eleven Japan Co. Ltd.                          23,000               839
  Shin-Etsu Chemical Co., Ltd.                         22,000               791
  Fujitsu Ltd.                                         98,000               713
  Nissan Motor Co., Ltd.                              132,000               700
  Kao Corp.                                            32,000               665
  Nippon Telegraph and Telephone Corp.                    202               658
  Ricoh Co.                                            35,000               652
  Mizuho Holdings, Inc.                                   319               650
  Sharp Corp.                                          54,000               632
  Chuba Electric Power                                 34,100               614
  Kyocera Corp.                                         9,400               613
  Secom Co., Ltd.                                      12,000               602
  Kansai Electric Power Co., Inc.                      41,200               590
  Toshiba Corp.                                       167,000               573
  Yamanouchi  Pharmaceuticals Co., Ltd.                19,000               502
  Central Japan Railway Co.                                73               472
  Mitsubishi Heavy Industries Ltd.                    176,000               470
  Tokio Marine & Fire Insurance Co.                    64,000               468
  Tokyo Electron Ltd.                                   9,400               461
  Nippon Steel Corp.                                  315,000               454
  Bridgestone Corp.                                    42,000               444
  Yamato Transport Co., Ltd.                           23,000               433
  Denso Corp.                                          31,800               421
  Sanyo Electric Co., Ltd.                             88,000               416
  Orix Corp.                                            4,600               412
  Tokyo Gas Co., Ltd.                                 153,000               410
  Daiwa Securities Group Inc.                          77,000               405
  Mitsubishi Electric Corp.                           103,000               398
  Mitsubishi Corp.                                     61,000               396
  Japan Tobacco, Inc.                                      60               378
  Eisai Co., Ltd.                                      15,000               373
  Mitsubishi Estate Co., Ltd.                          51,000               373
  Mitsui & Co., Ltd.                                   75,000               371
  Hoya Corp.                                            6,200               370
  Tohoku Electric Power Co.                            26,100               358
  Nikko Securities Co., Ltd.                           79,000               353
  Dai-Nippon Printing Co., Ltd.                        35,000               350
  Keyence Corp.                                         2,100               349
* UFJ Holdings Inc.                                       155               342
  Toppan Printing Co., Ltd.                            37,000               341
  Acom Co., Ltd.                                        4,600               335
  Mitsui Sumitomo Insurance Co.                        69,880               328
  Sankyo Co., Ltd. (Gunwa)                             19,000               325
  Takefuji Corp.                                        4,470               323
  Ajinomoto Co., Inc.                                  33,000               322
  Mitsui Fudosan Co., Ltd.                             42,000               320
  TDK Corp.                                             6,500               307
  Kyushu Electric Power Co., Inc.                      21,200               305
  Fujisawa Pharmaceutical Co., Ltd.                    13,000               300
  Nippon Mitsubishi Oil Corp.                          78,000               298
  Shizuoka Bank Ltd.                                   39,000               295
  Aeon Co., Ltd.                                       13,000               294
  Kirin Brewery Co., Ltd.                              41,000               293
  Daiichi Pharmaceutical Co., Ltd.                     15,000               292
  Kinki Nippon Railway Co.                             90,190               289
  SMC Corp.                                             2,800               285
  Osaka Gas Co., Ltd.                                 116,000               277
  Asahi Kasei Corp.                                    78,000               274
  Fanuc Co., Ltd.                                       6,400               272
  NTT Data Corp.                                           72               256
  Shionogi & Co., Ltd.                                 15,000               256
  West Japan Railway Co.                                   56               250
  Asahi Glass Co., Ltd.                                42,000               248
  Nippon Unipac Holding                                    55               245
  Yasuda Fire & Marine Insurance Co.                   42,000               240
  Marui Co., Ltd.                                      20,000               237
  Asahi Breweries Ltd.                                 25,000               225
  Sekisui House Ltd.                                   30,000               217
  Sumitomo Trust &  Banking Co., Ltd.                  53,000               215
  Advantest Corp.                                       3,800               215
  Promise Co., Ltd.                                     3,900               211
  Sumitomo Electric Industries Ltd.                    30,000               209
  Bank of Yokohama Ltd.                                60,000               209
  Matsushita Electric Works, Ltd.                      24,000               198
  Komatsu Ltd.                                         55,000               197
  Sumitomo Corp.                                       43,000               197
  Tostem Inax Holding Corp.                            14,512               196
  Mitsubishi Chemical Corp.                            90,000               192
  Nitto Denko Corp.                                     8,300               192
  Fast Retailing Co., Ltd.                              2,100               187
  Sumitomo Chemical Co.                                55,000               187
  Oriental Land Co., Ltd.                               2,700               186
  Toray Industries, Inc.                               77,000               186
  Teijin Ltd.                                          48,000               184
  Aiful Corp.                                           2,700               175
  Pioneer Corp.                                         8,000               175
  Omron Corp.                                          13,000               174
  Mabuchi Motor Co.                                     2,100               173
  Taisho Pharmaceutical Co.                            11,000               173
  Itochu Corp.                                         76,000               172
  Konami Corp.                                          5,500               163
  Kawasaki Steel Corp.                                160,000               162
  Daiwa House Industry Co., Ltd.                       28,000               160

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                     SHARES              (000)
--------------------------------------------------------------------------------
  OJI Paper Co., Ltd.                           $      40,000     $         159
  Nippon Yusen Kabushiki Kaisha Co.                    52,000               157
  Shiseido Co., Ltd.                                   17,000               157
  Kubota Corp.                                         59,000               155
  Tokyu Corp.                                          51,000               154
  Terumo Corp.                                         11,800               153
  Softbank Corp.                                        9,400               152
  Chugai Pharmaceutical Co., Ltd.                      13,000               151
  Matsushita Communication Industrial Co., Ltd.         5,500               149
  Keio Electric Railway Co., Ltd.                      30,000               148
  Nippon Express Co., Ltd.                             43,000               146
* NKK Corp.                                           204,000               145
  Yamada Denki Co., Ltd.                                2,000               140
  Kajima Corp.                                         51,000               139
  Oracle Corp. Japan                                    2,200               134
  NGK Insulators Ltd.                                  18,000               133
  Nidec Corp.                                           2,500               132
  Chiba Bank Ltd.                                      40,000               131
* Trend Micro Inc.                                      5,500               130
  Olympus Optical Co., Ltd.                             9,000               129
  Toyoda Automatic Loom Works Ltd.                      8,800               128
  Daikin Industries Ltd.                                8,000               125
  Joyo Bank Ltd.                                       45,000               125
  Credit Saison Co., Ltd.                               6,300               123
  Mitsui Chemicals, Inc.                               38,000               122
  Kuraray Co., Ltd.                                    19,000               121
  Bank of Fukuoka, Ltd.                                35,000               119
  Banyu Pharmaceutical Co.                              8,000               119
* Sega Corp.                                            5,900               118
  Nippon Meat Packers, Inc.                            11,000               117
  ToneGeneral Sekiyu K.K                               18,000               116
  Tobu Railway Co., Ltd.                               44,000               116
  Shimizu Corp.                                        34,000               115
  Ohbayashi Corp.                                      40,000               114
  Isetan Co.                                           11,000               113
  Ishikawajima-Harima Heavy  Industries Co.            72,000               112
  Mitsui Mining &  Smelting Co., Ltd.                  34,000               112
  Oki Electric Industry Co. Ltd.                       34,000               112
  Sumitomo Realty &  Development Co.                   24,000               110
  Hirose Electric Co., Ltd.                             1,600               109
  Yokogawa Electric Corp.                              13,000               104
  Lawson Inc.                                           3,600               103
  JGC Corp.                                            14,000               103
  Sumitomo Metal Mining Co.                            31,000               103
  THK Co., Inc.                                         7,000               102
  Toyo Seikan Kaisha Ltd.                               8,000               102
  Uny Co., Ltd.                                        10,000               102
  Skylark Co., Ltd.                                     6,000               101
  Citizen Watch Co., Ltd.                              20,000               100
  Nikon Corp.                                          13,000               100
  Taisei Corp.                                         46,000               100
  Mitsui Osk Lines Ltd.                                49,000                99
  CSK Corp.                                             4,200                98
  Keihin Electric Express Railway Co., Ltd.            26,000                98
  Aeon Credit Service Co. Ltd.                          1,700                97
  Toho Co., Ltd.                                          900                97
* Asahi Bank Ltd.                                     152,000                95
  Toto Ltd.                                            20,000                95
  JSR Corp.                                            14,000                94
  Mitsubishi Rayon Co., Ltd.                           36,000                94
  77 Bank Ltd.                                         21,000                93
  Minebea Co., Ltd.                                    17,000                92
  Taiyo Yuden Co., Ltd.                                 6,000                91
  Konica Corp.                                         15,000                88
  Takashimaya Co.                                      15,000                88
  Itochu Techno-Science Corp.                           2,100                87
* All Nippon Airways Co., Ltd.                         37,000                86
  Benesse Corp.                                         3,300                86
  Mitsubishi Materials Corp.                           63,000                86
  Nissin Food Products Co., Ltd.                        4,400                86
  Daito Trust Construction Co., Ltd.                    5,500                84
  Ebara Corp.                                          14,000                84
  FamilyMart Co., Ltd.                                  5,000                84
  Taiheiyo Cement Corp.                                55,000                84
  Takara Shuzo Co.                                     10,000                84
  Aderans Co. Ltd.                                      2,800                83
  Fujikura Ltd.                                        22,000                83
  NSK Ltd.                                             24,000                83
  Fuji Soft ABC Inc.                                    2,000                80
  Ushio Inc.                                            7,000                79
  World Co., Ltd.                                       2,600                78
* Kawasaki Heavy Industries Ltd.                       84,000                77
  Meiji Seika Kaisha Ltd.                              19,000                76
  Yakult Honsha Co., Ltd.                              10,000                75
  Fuji Electric Co. , Ltd.                             35,000                74
  Yamaha Corp.                                         10,000                74
  Kyowa Hakko Kogyo Co.                                15,000                71
  Meitec Corp.                                          2,900                71
* Namco Ltd.                                            3,700                71
  The Suruga Bank, Ltd.                                15,000                71
  Uni-Charm Corp.                                       3,400                71
  Gunma Bank Ltd.                                      15,000                69
* Daiwa Bank Holdings Inc.                            110,000                69
  Japan Air Lines Co., Ltd.                            29,000                69
  Kaneka Corp.                                         11,000                67
  Japan Energy Corp.                                   60,000                67
  Asatsu-DK Inc.                                        3,400                66
  Nippon Sheet Glass Co., Ltd.                         21,000                66
  Shimano, Inc.                                         5,800                66
* Showa Denko K.K                                      62,000                66
  Sapparo Breweries Ltd.                               23,000                64

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Casio Computer Co.                            $      14,000     $          61
  Net One Systems Co., Ltd.                                 4                59
* Sumitomo Metal Industries Ltd.                      184,000                59
  Hitachi Cable Ltd.                                   15,000                58
  Showa Shell Sekiyu K.K                               11,000                58
  Dai-Nippon Ink & Chemicals, Inc.                     40,000                57
  Nissan Chemical Industries, Ltd.                     11,000                57
  Komori Corp.                                          5,000                56
  Mitsukoshi Ltd.                                      20,000                56
  Toyobo Ltd.                                          45,000                56
  Sumitomo Bakelite Co. Ltd.                            9,000                55
  Yamaha Motor Co., Ltd.                                9,000                55
  Alps Electric Co., Ltd.                               8,000                54
  Nippon Shokubai Co., Ltd.                            15,000                54
  Capcom Co., Ltd.                                      2,000                53
  Dowa Mining Co. Ltd.                                 15,000                53
  Tosoh Corp.                                          27,000                53
  Paris Miki Inc.                                       2,000                52
  Aoyama Trading Co., Ltd.                              5,200                50
* Hino Motors, Ltd.                                    15,000                50
  Kurita Water Industries Ltd.                          4,000                50
  Nippon Sanso Corp.                                   19,000                49
  Anritsu Corp.                                         6,000                48
  Hankyu Department Stores, Inc.                        8,000                48
  Onward Kashiyama Co., Ltd.                            5,000                48
  Kyowa Exeo Corp.                                      8,000                48
* Mitsui Engineering & Shipbuilding Co., Ltd.          48,000                48
  TIS Inc.                                              2,000                48
  Kinden Corp.                                         10,000                47
* Marubeni Corp.                                       78,000                47
  Meiji Dairies Corp.                                  19,000                47
  Nichirei Corp.                                       21,000                47
  NTN Corp.                                            29,000                47
  Q.P. Corp.                                            6,000                47
  Shimamura Co., Ltd.                                     800                47
  Susuken Co., Ltd.                                     3,000                47
  Denki Kagaku Kogyo K.K                               20,000                46
  Mitsumi Electric Co., Ltd.                            4,000                46
  Stanley Electric Co.                                  6,000                46
  Nippon Kayaku Co., Ltd.                              12,000                45
  Fuji Television Network, Inc.                            11                44
  Dai-Nippon Screen Manufacturing Co., Ltd.            14,000                44
* Hokuriku Bank Ltd.                                   40,000                44
* Kanebo Ltd.                                          29,000                44
  Ube Industries Ltd.                                  45,000                44
  Union Tool Co.                                        1,200                44
  Fuji Machine ManufacturingCo., Ltd.                   3,300                43
  Katokichi Co., Ltd.                                   2,700                43
  Ito En, Ltd.                                          1,000                42
  Sekisui Chemical Co.                                 16,000                42
  Bellsystem24, Inc.                                      110                41
  Obic Co., Ltd.                                          200                40
  Mitsubishi Gas Chemical Co.                          29,000                40
  Nippon System Development  Co., Ltd.                  1,000                40
* Snow Brand Milk Products Co.                         24,000                40
  Okumura Corp.                                        16,000                39
  Saizeriya Co., Ltd.                                   1,000                38
  The Chuo Mitsui Trust and  Banking Co., Ltd.         38,100                38
  Daicel Chemical Industries Ltd.                      13,000                38
  Nishimatsu Construction Co.                          13,000                38
  Yamazaki Baking Co., Ltd.                             7,000                38
  Sumitomo Forestry Co.                                 7,000                37
  Toyoda Gosei Co., Ltd.                                3,000                37
  Daimaru, Inc.                                         9,000                36
  NGK Spark Plug Co.                                    5,000                36
* Ishihara Sangyo Kaisha Ltd.                          25,000                35
  Mitsubishi Logistics Corp.                            5,000                35
  Hitachi Software Engineering Co., Ltd.                1,000                34
* Hitachi Zosen Corp.                                  70,000                33
  Ariake Japan Co., Ltd.                                1,000                32
  Coca-Cola West Japan Co. Ltd.                         1,700                31
  Avex Inc.                                             1,000                30
  Mitsubishi Paper Mills Ltd.                          21,000                30
  Sumitomo Osaka Cement Co., Ltd.                      20,000                29
  Amada Co., Ltd.                                       7,000                28
* Daiei, Inc.                                          50,000                28
  Shimachu Co.                                          2,000                27
  Tokyo Style Co.                                       3,000                26
  Nisshin Seifun Group Inc.                             4,000                24
  Wacoal Corp.                                          3,000                24
  Sanrio Co., Ltd.                                      2,900                23
* Ashikaga Bank Ltd.                                   24,000                22
* Sumitomo HeavyIndustries Ltd.                        42,000                22
  Gunze Ltd.                                            5,000                18
  Teikoku Oil Co., Ltd.                                 5,000                18
  Kokuyo Co., Ltd.                                      2,000                17
  Kaken Pharmaceutical Co.                              3,000                16
  Kikkoman Corp.                                        3,000                16
  Tokyo Broadcasting System, Inc.                       1,000                15
  Koyo Seiko Co., Ltd.                                  4,000                14
  Trans Cosmos, Inc.                                      500                13
  Amano Corp.                                           2,000                12
  Autobacs Seven Co., Ltd.                                500                12
  Kamigumi Co., Ltd.                                    3,000                12
  Seino Transportation Co., Ltd.                        3,000                12
  Noritake Co., Ltd.                                    3,000                11
  Nippon Comsys Corp.                                   2,000                11
  Nisshinbo Industries, Inc.                            3,000                11

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                     SHARES              (000)
--------------------------------------------------------------------------------

  Toda Corp.                                            4,000                11
  Kawasaki Kisen Kaisha Ltd.                            7,000                 9
  Fujitsu Support & Service Inc.                          500                 8
  House Foods Industry Corp.                            1,000                 8
  Takuma Co., Ltd.                                      1,000                 7
  Mori Seiki Co.                                        1,000                 6
  Makita Corp.                                          1,000                 5
  Daifuku Co., Ltd.                                     1,000                 4
  Sanden Corp.                                          1,000                 3
* Seiyu Ltd.                                            1,000                 2
                                                                  --------------
                                                                  $      74,231
                                                                  --------------

NETHERLANDS (5.8%)
  Royal Dutch Petroleum Co.                           130,466             6,610
  ING Groep NV                                        103,195             2,632
  Koninklijke (Royal) Philips Electronics NV           80,675             2,398
  Unilever NV                                          35,093             2,058
  Aegon NV                                             55,395             1,499
  ABN-AMRO Holding NV                                  83,696             1,348
  Koninklijke Ahold NV                                 38,866             1,131
  Akzo Nobel NV                                        18,238               814
* Koninklijke KPN NV                                  106,888               543
  TPG NV                                               21,936               475
  Heineken NV                                          12,198               463
  Elsevier NV                                          37,440               443
* ASML Holding NV                                      25,462               443
  Verenigde Nederlandse Uitgeversbedrijven NV          11,894               365
* Wolters Kluwer NV                                    15,710               358
  Koninklijke Numico NV                                 8,452               197
  Hagemeyer NV                                          7,554               141
  IHC Caland NV                                         1,807                84
  Vedior NV                                             6,840                82
  Buhrmann NV                                           5,812                64
  Koninklijke Vendex KBB NV                             4,300                49
  KLM Royal Dutch Airlines NV                           3,800                44
  Getronics NV                                         12,500                41
  Oce NV                                                3,445                35
                                                                        -------
                                                                         22,317
                                                                        -------

NEW ZEALAND (0.1%)
  Telecom Corp. of New Zealand Ltd.                    92,049               192
* Fisher & Paykel Appliances  Holdings Ltd.            33,237               140
  The Warehouse Group Ltd.                             20,985                58
  Fletcher Building Ltd.                               44,220                54
  Fisher & Paykel Healthcare                            4,355                31
  Auckland International Airport Ltd.                  13,991                21
  Sky City Entertainment Group Ltd.                     4,000                10
  Carter Holt Harvey Ltd.                              13,230                 9
  Tower Ltd.                                            4,000                 8
  Independent Newspapers Ltd.                           5,000                 8
  Contact Energy Ltd.                                   3,531                 6
* Fletcher Challenge Forests Ltd. Pfd.                 50,000                 5
* Fletcher Challenge Forests Ltd.                      12,410                 1
                                                                           ----
                                                                            543
                                                                           ----

NORWAY (0.5%)
  Norsk Hydro ASA                                       8,652               363
* Statoil ASA                                          29,100               200
  Orkla ASA                                            11,670               198
  Norske Skogindustrier ASA                             6,600               124
  Telenor ASA                                          27,930               120
  DNB Holding ASA                                      24,960               112
* Tandberg ASA                                          4,700               105
  Storebrand ASA                                       15,400                89
  Gjensidige Nor Sparebank                              2,700                82
  Tomra Systems ASA                                     8,300                80
  Elkem ASA                                             2,960                50
* Petro Geo-Services ASA                                6,400                50
  Frontline Ltd.                                        4,800                50
  Bergesen D.Y. ASA B Shares                            1,920                30
  Bergesen D.Y. ASA A Shares                            1,540                27
  Schibsted ASA                                         2,130                21
* Merkantildata ASA                                    15,240                18
  Smedvig ASA B Shares                                  2,498                17
* Opticom ASA                                             400                16
* EDB Business Partner ASA                              2,000                11
* Pan Fish ASA                                          5,000                 8
* Kvaerner ASA                                          8,130                 8
  Smedvig ASA A Shares                                    920                 7
* Tandberg Television ASA                               2,000                 7
  Nera ASA                                              1,000                 2
* Kvaerner ASA Rights exp. 1/22/2002                    8,130                 1
                                                                         ------
                                                                          1,796
                                                                         ------

PORTUGAL (0.4%)
* Portugal Telecom SGPS SA                             56,349               439
* Banco Comercial Portugues SA                        102,321               415
  Electricidade de Portugal SA                        119,080               259
  Brisa-Auto Estradas de Portugal SA                   21,742                92
  Banco Espirito Santo SA                               5,235                67
  BPI-SGPS SA                                          32,267                65
  Cimpor-Cimento de Portugal SA                         3,669                64
* Jeronimo Martins & Filho, SGPS, SA                    2,748                23
  Sonae SGPS SA                                        28,207                20
* PT Multimedia-Servicos de Telecomunicacoes e
  Multimedia, SGPS, SA                                  1,500                10
                                                                          -----
                                                                          1,454
                                                                          -----

SINGAPORE (0.8%)
DBS Group Holdings Ltd.                                65,082               486
United Overseas Bank Ltd.                              70,504               485

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Singapore Telecommunications Ltd.                   402,900               384
  Oversea-Chinese Banking Corp., Ltd.                  57,650               343
  Singapore Press Holdings Ltd.                        22,000               260
  Singapore Airlines Ltd.                              37,751               225
  Singapore Technologies Engineering Ltd.             100,906               128
* Chartered Semiconductor Manufacturing Ltd.           46,398               123
  Capitaland Ltd.                                      95,000                96
  Venture Manufacturing (Singapore) Ltd.               13,000                94
  City Developments Ltd.                               28,000                92
  Singapore Exchange Ltd.                              89,000                60
  Datacraft Asia Ltd.                                  25,000                55
  Fraser & Neave Ltd.                                  13,000                54
  Overseas Union Enterprise Ltd.                       13,000                45
* Neptune Orient Lines Ltd.                            79,000                42
  Keppel Corp., Ltd.                                   22,000                34
  First Capital Corp., Ltd.                            37,000                22
  Cycle & Carriage Ltd.                                11,000                18
  Hotel Properties Ltd.                                24,000                17
  Allgreen Properties Ltd.                             25,000                14
* ST Assembly Test Services Ltd.                       12,000                14
  Creative Technology Ltd.                              1,650                13
  Sembcorp Industries Ltd.                             14,000                12
  GES International Ltd.                               40,000                12
  Natsteel Ltd.                                        25,000                12
  Sembcorp Marine Ltd.                                 25,000                11
  Wing Tai Holdings Ltd.                               25,000                11
  SMRT Corp. Ltd.                                      25,000                10
  Sembcorp Logistics Ltd.                              10,000                10
  Parkway Holdings Ltd.                                20,000                10
  Singapore Land Ltd.                                   5,000                 9
  Keppel Land Ltd.                                     10,000                 9
  Haw Par Brothers International Ltd.                   3,000                 7
  United Overseas Land Ltd.                             5,000                 5
                                                                          -----
                                                                          3,222
                                                                          -----

SPAIN (3.1%)
* Telefonica SA                                       242,617             3,247
  Banco Bilbao Vizcaya Argentaria SA                  186,517             2,308
  Banco Santander Central Hispano SA                  251,379             2,106
  Endesa SA                                            54,845               858
  Repsol-YPF SA                                        53,547               781
  Iberdrola SA                                         47,477               618
  Altadis SA                                           16,149               275
  Union Fenosa SA                                      16,222               263
* Telefonica SA ADR                                     5,722               229
* Terra Networks, SA                                   22,793               187
  Gas Natural SDG SA                                    8,649               144
  Grupo Dragados SA                                     9,237               124
  Amadeus Global Travel Distribution SA                18,872               109
  Autopista Concesionaria Espanola SA                   9,086                91
  Metrovacesa SA                                        5,329                74
  Acerinox SA                                           2,118                71
  Vallehermoso SA                                      10,781                67
  Fomento de Construc y Contra SA                       2,576                53
  Zeltia SA                                             5,914                46
* NH Hoteles SA                                         4,188                42
  Promotora de Informaciones SA                         4,329                40
  Telefonica Publicdad e Informacion, SA                9,890                39
  ACS, Actividades de Construccion y Servicios, SA      1,356                33
  Sociedad General de Aguas de Barcelona SA             1,572                20
* Industria de Diseno Textil, SA                        1,000                19
  Sol Melia SA                                          2,415                18
  Corporacion Mapfre SA                                 1,251                 7
* TelePizza, SA                                         1,758                 3
* Puleva Biotech SA                                       851                 2
                                                                         ------
                                                                         11,874
                                                                         ------

SWEDEN (2.2%)
  Telefonaktiebolaget LM Ericsson AB Class B          452,352             2,458
  Nordea AB                                           141,274               747
  Hennes & Mauritz AB B Shares                         28,675               593
  Svenska Handelsbanken AB A Shares                    36,970               543
  Skandia Forsakrings AB                               55,179               400
  Sandvik AB                                           15,883               340
  Securitas AB B Shares                                17,790               337
  Svenska Cellulosa AB B Shares                        11,327               310
  Skandinaviska Enskilda Banken AB A Shares            32,724               298
  Electrolux AB Series B                               19,575               292
  Volvo AB B Shares                                    15,270               256
  Assa Abloy AB                                        17,200               248
  Telia AB                                             52,337               233
* Tele2 AB B Shares                                     6,169               222
  Skanska AB B Shares                                  25,760               168
  Atlas Copco AB A Shares                               7,100               159
  Atlas Copco AB B Shares                               4,730                99
  Swedish Match AB                                     16,831                89
  Gambro AB A Shares                                   13,800                86
  SKF AB B Shares                                       4,070                80
  Volvo AB A Shares                                     4,952                80
  Drott AB B Shares                                     7,170                74
* Modern Times Group AB                                 3,300                73
  Svenskt Stal AB A Shares                              7,330                72
  Holmen AB                                             2,800                64

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                                     SHARES              (000)
--------------------------------------------------------------------------------
  Nobel Biocare AB                                      1,400                58
  Gambro AB B Shares                                    6,200                39
  SAPA AB                                               2,690                37
  WM-Data AB Class B                                   14,000                35
  SKF AB A Shares                                       1,060                19
  OM AB                                                 1,460                19
  Svenska Handelsbanken AB B Shares                     1,190                17
  Hoganas AB B Shares                                     800                12
  Trelleborg AB B Shares                                1,220                 9
* SAS AB                                                  875                 6
  Svenskt Stal AB                                         580                 5
                                                                          -----
                                                                          8,577
                                                                          -----

SWITZERLAND (7.7%)
  Novartis AG (Registered)                            177,128             6,401
  Nestle SA (Registered)                               23,993             5,116
  UBS AG                                               77,687             3,921
  Roche Holdings AG                                    42,988             3,068
  Credit Suisse Group(Registered)                      62,525             2,666
  Swiss Re (Registered)                                17,839             1,794
  Zurich Financial Services AG                          5,246             1,231
  ABB Ltd.                                             69,520               670
  Compagnie Financiere Richemont AG-Uts A              25,924               482
  Swisscom AG                                           1,578               437
  Holcim Ltd. B Shares                                  1,660               358
* Syngenta AG                                           6,217               322
  Serono SA Class B                                       365               319
  Adecco SA (Registered)                                5,707               310
  Roche Holdings AG (Bearer)                            3,340               274
  CIBA Specialty Chemicals AG(Registered)               3,867               242
* Synthes-Stratec Inc.                                    277               193
  Swatch Group AG(Bearer)                               1,910               172
  Clariant AG                                           9,103               171
  Swatch Group AG (Registered)                          8,210               163
  Givaudan SA                                             507               155
* Kudelski SA                                           2,118               124
  Lonza AG                                                187               122
* Logitech International SA                             3,050               112
  Tecan AG                                                950                63
  Valora Holding AG                                       377                55
  SGS Societe Generale de Surveillance Holding SA
   (Registered)                                           340                55
  Phonak Holding AG                                     2,350                54
  Kuoni Reisen Holding AG (Registered)                    190                50
  Unaxis Holding AG                                       353                38
  Georg Fischer AG (Registered)                           199                38
* UBS AG                                                  741                37
  Schindler Holding AG (Ptg. Ctf.)                         23                33
  Forbo Holding AG (Registered)                            84                26
  Charles Voegele Holding AG                              650                25
  Sulzer AG (Registered)                                  147                23
  Publigroupe SA                                          110                22
  Ascom Holding AG                                      1,000                18
  Sulzer Medica AG (Registered)                           294                12
                                                                         ------
                                                                         29,372
                                                                         ------

UNITED KINGDOM (28.2%)
  Vodafone Group PLC                                  4,224,368          11,051
  BP PLC                                              1,336,383          10,386
  GlaxoSmithKline PLC                                 386,330             9,688
  HSBC Holdings PLC                                   552,961             6,487
  AstraZeneca Group PLC                               109,072             4,918
  Shell Transport & Trading Co.                       603,124             4,143
  Royal Bank of Scotland Group PLC                    167,588             4,078
  Lloyds TSB Group PLC                                349,672             3,797
  Barclays PLC                                        103,420             3,424
  HBOS PLC                                            221,091             2,561
  Diageo PLC                                          208,483             2,382
* BT Group PLC                                        530,169             1,952
  CGNU PLC                                            138,961             1,709
  Tesco PLC                                           431,556             1,564
  Unilever PLC                                        183,451             1,506
  Prudential PLC                                      124,261             1,440
  Rio Tinto PLC                                        68,226             1,307
  Compass Group PLC                                   140,409             1,052
  Marks & Spencer PLC                                 175,677               923
  BG Group PLC                                        219,109               893
  British American Tobacco PLC                        103,476               877
  Cable and Wireless PLC                              180,206               867
  Reuters Group PLC                                    87,212               863
  Centrica PLC                                        257,629               832
  Cadbury Schweppes PLC                               125,747               802
  Legal & General Group PLC                           320,263               741
  Amvesco PLC                                          47,298               682
  BHP Billiton PLC                                    131,581               668
  Reed International PLC                               79,187               657
  ScottishPower PLC                                   107,888               597
  Pearson PLC                                          51,090               588
  National Grid Group PLC                              93,980               585
  WPP Group PLC                                        52,063               576
* British Sky Broadcasting Group PLC                   50,982               561
  GUS PLC                                              59,665               560
  BAA PLC                                              64,890               520
  Six Continents PLC                                   52,361               518
  3i Group PLC                                         40,519               507
  Lattice Group PLC                                   217,858               495
  Boots Co. PLC                                        57,966               493
  Royal & Sun Alliance Insurance Group PLC             85,583               492
  Reckitt Benckiser PLC                                31,963               465
  BOC Group PLC                                        30,060               464

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                       SHARES              (000)
--------------------------------------------------------------------------------
  Rentokil Initial PLC                                114,360               459
  Scottish & Southern Energy PLC                       50,954               452
  Kingfisher PLC                                       76,271               445
  New Dixons Group PLC                                126,412               432
  BP PLC ADR                                            9,184               427
  BAE Systems PLC                                      93,528               421
  Imperial Tobacco Group PLC                           31,235               412
  Amersham PLC                                         41,105               398
  J. Sainsbury PLC                                     73,527               392
  Granada PLC                                         177,274               370
  Invensys PLC                                        210,785               366
  Smith & Nephew PLC                                   60,406               365
  Land Securities PLC                                  31,180               356
  Smiths Group PLC                                     33,155               327
  Hanson PLC                                           44,764               309
* Canary Wharf Group PLC                               47,508               308
* ARM Holdings PLC                                     57,616               301
  Scottish & Newcastle PLC                             39,028               298
  Safeway PLC                                          62,547               291
  Hilton Group PLC                                     93,946               289
  Hays PLC                                             94,983               288
  United Utilities PLC                                 31,737               284
  EMI Group PLC                                        53,048               276
  Wolseley PLC                                         32,221               270
  Next PLC                                             19,760               257
  British Land Co., PLC                                36,974               251
  Man Group PLC                                        14,433               250
  The Sage Group PLC                                   74,339               247
* Celltech Group PLC                                   18,691               238
  P & O Princess Cruises PLC                           40,621               237
  Logica PLC                                           25,221               235
  Capita Group PLC                                     32,442               232
* Brambles Industries PLC                              46,152               228
  Imperial Chemical Industries PLC                     41,093               227
* International Power PLC                              76,091               224
  Severn Trent PLC                                     20,963               219
  Bunzl PLC                                            33,157               212
  Electrocomponents PLC                                26,606               208
* Corus Group PLC                                     191,714               201
  Exel PLC                                             17,059               195
  Johnson Matthey PLC                                  13,263               184
  GKN PLC                                              47,752               184
  Daily Mail and General Trust                         18,878               178
  Signet Group PLC                                    120,292               167
  Misys PLC                                            32,626               154
  United Business Media PLC                            21,989               154
  Whitbread PLC                                        19,139               153
  Associated British Ports Holdings PLC                24,730               151
  Kelda Group PLC                                      28,193               146
  BPB PLC                                              33,027               144
  Provident Financial PLC                              15,122               142
  The Peninsular & Oriental Steam Navigation Co.       40,019               139
  RMC Group PLC                                        15,246               137
  FirstGroup PLC                                       31,833               136
  Serco Group PLC                                      25,958               136
  BBA Group PLC                                        32,803               135
  Rexam PLC                                            24,824               135
  Tate & Lyle PLC                                      26,699               134
  Marconi PLC                                         216,966               132
  Slough Estates PLC                                   26,535               128
  CMG PLC                                              36,017               127
  AWG PLC                                              16,095               127
  Spirent PLC                                          54,889               126
  Carlton Communications PLC                           35,067               124
  Rolls-Royce PLC                                      48,470               118
  Chubb PLC                                            45,039               113
  Rank Group PLC                                       33,066               111
* Telewest Communications PLC                         120,398               109
  WPP Group PLC ADR                                     2,004               108
  Hammerson PLC                                        16,017               103
  Airtours PLC                                         27,556               100
  British Airways PLC                                  35,317               100
  Close Brothers Group PLC                              8,343                98
  Barratt Developments PLC                             15,379                96
  Pilkington PLC                                       58,131                95
  IMI PLC                                              23,047                90
  SSL International PLC                                11,106                88
  Stagecoach Group PLC                                 78,315                84
  Schroders PLC                                         6,564                81
  FKI PLC                                              29,386                79
  Taylor Woodrow PLC                                   31,500                78
  De La Rue Group PLC                                  11,468                76
  Balfour Beatty PLC                                   29,324                74
  Aegis Group PLC                                      50,787                69
  The Berkeley Group PLC                                6,139                63
  Aggreko PLC                                          11,531                61
  Great Portland Estates PLC                           17,100                61
  Amec PLC                                             10,338                59
  Kidde PLC                                            59,064                58
  George Wimpey PLC                                    18,120                58
  Amey PLC                                             10,342                56
  Pace Micro Technology PLC                            10,900                56
* BTG PLC                                               4,900                54
  Novar PLC                                            28,502                53
  ScottishPower PLC ADR                                 2,320                50
  Securicor PLC                                        28,424                49
  Railtrack Group PLC                                  33,081                --
                                                                        -------
                                                                        107,889
                                                                        -------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $448,343)                                                        382,023
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        FACE             MARKET
TAX-MANAGED                                           AMOUNT             VALUE*
INTERNATIONAL FUND                                     (000)              (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.5%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
 Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.69%, 1/2/2002--Note E                             $8,575              8,575
 1.75%, 1/2/2002                                        928                928
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $9,503)                                                           9,503
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.4%)
 (Cost $457,846)                                                       391,526
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     5,860
Liabilities--Note E                                                    (14,946)
                                                                        -------
                                                                        (9,086)
                                                                        -------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $382,440
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
(Ptg. Ctf.)--Participating Certificates.

--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $484,294
Overdistributed Net
 Investment Income--Note C                                                (494)
Accumulated Net Realized Losses--Note C                                (35,047)
Unrealized Appreciation (Depreciation)--Note D
 Investment Securities                                                 (66,320)
 Foreign Currencies 7
--------------------------------------------------------------------------------
NET ASSETS                                                            $382,440
================================================================================
Investor Shares--Net Assets
 Applicable to 42,034,688 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                            $327,337
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                         $7.79
================================================================================
Institutional Shares--Net Assets
Applicable to 7,074,845 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                             $55,103
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                                    $7.79
================================================================================

42

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                                                       Corporation, Distributor.
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